As filed with the Securities and Exchange Commission on October 21, 2014

1933 Act File No. 333-197733

1940 Act File No. 811-22982

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
PRE-EFFECTIVE AMENDMENT NO. 1 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 1 ☒

EATON VANCE ETMF TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	__________,

The information in this prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale would be prohibited.

Eaton Vance ETMF TRUST

Eaton Vance Balanced ETMF®

Ticker  [          ]

Eaton Vance Global Dividend Income ETMF®

Ticker  [          ]

Eaton Vance Growth ETMF®

Ticker  [          ]

Eaton Vance Large-Cap Value ETMF®

Ticker  [          ]

Eaton Vance Small-Cap ETMF®

Ticker  [          ]

Eaton Vance Stock ETMF®

Ticker  [          ]

Listing Exchange:  The NASDAQ Stock Market LLC

Prospectus Dated
_________, 2014

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Individual Fund shares may only be purchased and sold on a national securities exchange.  Trading prices of Fund shares are directly linked to a Fund’s next-computed net asset value per share (“NAV”) and will vary from NAV by a market-determined premium or discount.
See “Additional Information about Exchange-Traded Managed Funds” herein.

This Prospectus contains important information about the Funds.
 Please save it for reference.

Fund Summaries	3
Balanced ETMF	3
Global Dividend Income ETMF	7
Growth ETMF	11
Large-Cap Value ETMF	14
Small-Cap ETMF	17
Stock ETMF	20
Important Information Regarding Fund Shares	23
Investment Objectives & Principal Policies and Risks	24
Additional Information about Exchange-Traded Managed Funds	31
Management and Organization	32
How Net Asset Value is Determined	34
Buying and Selling Shares	34
Distribution	37
Portfolio Holdings Disclosure	37
Fund Distributions	37
Additional Tax Information	37

Eaton Vance Domestic Equity ETMFs

2

Prospectus dated ______, 2014

Fund Summaries

Eaton Vance Balanced ETMF

Investment Objective

The Fund’s investment objective is to provide current income and long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and Service (12b-1) Fees	none
Other Expenses *
Total Annual Fund Operating Expenses

*

Based on estimates for the current fiscal year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  Transaction costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund  invests between 50% and 75% of its net assets in equity securities and between 25% and 50% of its net assets in fixed-income securities. The Fund’s equity securities are primarily common stocks issued by companies with a broad range of market capitalizations, including smaller companies.  The Fund’s fixed-income securities may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, repurchase agreements, mortgage-backed securities (including collateralized mortgage obligations and so-called “seasoned” mortgage-backed securities), commercial mortgage-backed securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations), convertible debt securities, inflation-linked debt securities and municipal securities.  A significant portion of the Fund’s fixed-income investments may be in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and Federal Home Loan Banks.  Fixed-income securities may be of any credit quality, including those in default, but investment in securities rated below investment grade (i.e., rated below BBB by Standard & Poor’s Ratings Services (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or by Fitch Ratings (“Fitch”)) (so-called “junk bonds”) and credit derivatives where the credit rating of the reference instrument is below investment grade will be limited to not more than 15% of total fixed-income assets.  For purposes of rating restrictions, if securities are rated differently by the rating agencies, the higher rating is used.

The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries.  As an alternative to holding foreign securities directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks and Eurodollar and Yankee Dollar instruments).  The Fund may invest up to 10% of its net assets in publicly traded real estate investment trusts and may lend its securities.

Eaton Vance Domestic Equity ETMFs

3

Prospectus dated ______, 2014

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  Permitted derivatives include:  the purchase or sale of credit derivatives, including credit default swaps, interest rate swaps, total return swaps, forward rate contracts , credit options , the purchase or sale of forwards or futures contracts; options on futures contracts; exchange traded and over-the-counter options; swaptions; equity collars and equity swap agreements.   There is no stated limit on the Fund’s use of derivatives.

Investment decisions for the equity portion of the Fund’s portfolio, are made primarily on the basis of fundamental research. In selecting securities, the portfolio managers seek companies that have sustainable earnings and cash flow, a strong and durable financial profile, secular and cyclical growth prospects, and the ability to maintain a competitive position within its industry. In addition, the portfolio managers employ a portfolio construction process that seeks to manage investment risk. This process includes the use of portfolio optimization tools and risk management techniques to assist in portfolio construction and monitoring and maintaining issuer and industry diversification among equity portfolio holdings. The portfolio managers may sell an equity security when he believes it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Investment decisions for the fixed-income portion of the Fund’s portfolio are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff. Management of the fixed-income portion of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management capability and integrity, growth potential, valuation and earnings and cash flow capabilities). The portfolio managers may sell a fixed-income security when the investment adviser’s price objective is reached, the fundamentals of the company change or to pursue more attractive investment options. The portfolio managers intend to seek to manage investment risk associated with fixed-income investments by maintaining broad issuer and industry diversification among holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

To determine the exact percentage of the Fund’s assets that will be invested from time to time in equity and fixed-income securities, the portfolio managers meet periodically and, taking market and other factors into consideration, agree upon an appropriate allocation.

About Exchange-Traded Managed Funds

The Fund operates as an exchange-traded managed fund, or “ETMF.”  ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be purchased or redeemed directly from the Fund.  Orders to purchase and sell Fund shares on an exchange are executed at a market-determined premium or discount to the Fund’s next-computed net asset value per share (“NAV”) (e.g., NAV+$0.01, NAV-$0.02).  The premium or discount is determined based on the balance of supply and demand for shares and other market factors.  The final price of each trade is determined and confirmed by the exchange after calculation of that day’s NAV. The Fund’s NAV is normally computed as of the close of regular market trading each business day (4:00 pm eastern time).

Investors may transact with the Fund through designated intermediaries (“Authorized Participants”) to purchase and redeem shares in prescribed large blocks of shares at NAV, plus or minus a transaction fee, as described under “Direct Purchases and Redemptions of Fund Shares” below.

There are important differences between ETMFs and exchange-traded funds (“ETFs”) and mutual funds.  Similar to ETFs, ETMF shares trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next NAV rather than determined contemporaneously in the market.  Linking ETMF trade execution prices to NAV provides transparency of trading costs that is not available in the same manner for ETFs. Purchases and redemptions of mutual fund shares are placed directly with the fund at the next NAV.

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund.  There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns.  Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Eaton Vance Domestic Equity ETMFs

4

Prospectus dated ______, 2014

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Equity Risk.  Fund performance is sensitive to stock market volatility. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to taper or reverse its quantitative easing stimulus program and/or increases interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed-income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed-income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign and Emerging Market Investment Risk.  Because the Fund may invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments that affect the performance of non-U.S. stocks. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks. Trading in foreign markets often involves higher expense than trading in the United States.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Eaton Vance Domestic Equity ETMFs

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Prospectus dated ______, 2014

Smaller Company Equity Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In addition, the basket of securities and/or cash used in the Fund’s creations and redemptions is not intended to be representative of its current portfolio holdings and may vary significantly from the portfolio.

Active Management Risk.  The success of the Fund’s investment program depends on the portfolio managers’ successful application of analytical skill and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money on an investment in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The Fund does not have a full calendar year of performance. Accordingly, no performance information is included here. Information on Fund performance can be found at www.eatonvance.com.

Eaton Vance Domestic Equity ETMFs

6

Prospectus dated ______, 2014

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Portfolio Managers.

Charles B. Gaffney, Vice President of Eaton Vance, has managed the Fund since its inception in _________, 2014.

Thomas H. Luster, Vice President of Eaton Vance, has managed the Fund since its inception in __________, 2014.

Bernard Scozzafava, Vice President of Eaton Vance, has managed the Fund since its inception in _________, 2014.

For important information about taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 23 of this Prospectus.

Eaton Vance Domestic Equity ETMFs

7

Prospectus dated ______, 2014

Eaton Vance Global Dividend Income ETMF

Investment Objective

The Fund’s investment objective is to provide current income and long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and Service (12b-1) Fees	none
Other Expenses *
Total Annual Fund Operating Expenses

*

Based on estimates for the current fiscal year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  Transaction costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to invest primarily in common stocks and, in the adviser’s discretion, preferred stocks of U.S. and foreign companies that pay dividends. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common and preferred stocks (the “80% Policy”). Under normal market conditions, the Fund will invest at least 40% of its net assets in companies located outside the United States or, if conditions are not deemed favorable by the portfolio managers, the Fund will invest at least 30% of its net assets in companies located outside the United States,  A company will be considered to be located outside the United States if it is domiciled in a non-U.S. country and includes securities denominated in foreign currencies , companies domiciled in emerging market countries and /or securities trading in the form of depositary receipts.

The Fund may invest up to 20% of its net assets in fixed-income securities, including convertible bonds and corporate debt securities (“fixed-income securities”). The Fund will invest no more than 30% of its net assets in fixed-income securities and preferred stocks rated below investment grade (i.e., rated below BBB by Standard & Poor’s Ratings Services or Fitch Ratings, or below Baa by Moody’s Investors Service, Inc. or, if unrated, determined to be of comparable quality by the investment adviser) (“junk bonds”), and may invest in securities in any rating category, including those in default. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

The Fund may invest 25% or more of its assets in the financial sector, which includes banks, insurance companies and other financial services companies.  The Fund may invest in publicly traded real estate investment trusts. The Fund may also invest in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds) to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”) and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use

Eaton Vance Domestic Equity ETMFs

8

Prospectus dated ______, 2014

derivatives principally when seeking to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements  There is no stated limit on the Fund’s use of derivatives.

In selecting securities, the Fund primarily seeks dividend-paying common stocks, and in the investment adviser’s discretion, preferred stocks of U.S. and foreign companies that the investment adviser believes may produce attractive levels of dividend income and that are, in the opinion of the investment adviser, undervalued or inexpensive relative to other similar investments. For its investments in common stocks, the Fund also seeks to invest in securities that the investment adviser believes have the potential for growth of income and capital appreciation over time. For its investments in preferred stocks, the Fund will also take into consideration the interest rate sensitivity of the investments and the investment adviser’s interest rate expectations. The investment adviser has broad discretion to allocate the Fund’s investments between common and preferred stocks and may at times choose not to allocate any assets to preferred stocks. The Fund may seek to enhance the level of dividend income it receives by engaging in dividend capture trading. In a dividend capture trade, the Fund would sell a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold. Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers may consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers will normally consider selling or trimming securities when they become overvalued, represent too large a position in the portfolio, as a result of price declines that reach certain levels, when they identify other securities that may result in a better opportunity, or when fundamentals deteriorate and the original investment case is no longer valid. In addition, the buy and sell decisions for preferred stocks are also affected to a larger degree by the structure and features of the securities, the current and expected interest rate environment and regulatory actions relating to any specific security or class of security.

About Exchange-Traded Managed Funds

The Fund operates as an exchange-traded managed fund, or “ETMF.”  ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be purchased or redeemed directly from the Fund.  Orders to purchase and sell Fund shares on an exchange are executed at a market-determined premium or discount to the Fund’s next-computed net asset value per share (“NAV”) (e.g., NAV+$0.01, NAV-$0.02).  The premium or discount is determined based on the balance of supply and demand for shares and other market factors.  The final price of each trade is determined and confirmed by the exchange after calculation of that day’s NAV. The Fund’s NAV is normally computed as of the close of regular market trading each business day (4:00 pm eastern time).

Investors may transact with the Fund through designated intermediaries (“Authorized Participants”) to purchase and redeem shares in prescribed large blocks of shares at NAV, plus or minus a transaction fee, as described under “Direct Purchases and Redemptions of Fund Shares” below.

There are important differences between ETMFs and exchange-traded funds (“ETFs”) and mutual funds.  Similar to ETFs, ETMF shares trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next NAV rather than determined contemporaneously in the market.  Linking ETMF trade execution prices to NAV provides transparency of trading costs that is not available in the same manner for ETFs. Purchases and redemptions of mutual fund shares are placed directly with the fund at the next NAV.

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund.  There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns.  Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of

Eaton Vance Domestic Equity ETMFs

9

Prospectus dated ______, 2014

their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Equity Risk.  Fund performance is sensitive to stock market volatility. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk.  Because the Fund can invest a significant portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments that affect the performance of non-U.S. stocks. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks. Trading in foreign markets often involves higher expense than trading in the United States.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks and fixed-income securities held by the Fund.  Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Dividend Capture Trading Risk. The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Sector Risk.  Because the Fund may invest a significant portion of its assets in the   financial  sector , the market value of Fund shares may be affected by events that adversely affect the financial sector, such as changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. As a result, the Fund may fluctuate more than that of a more broadly diversified fund.

Fixed-Income, Convertible Securities and Preferred Stock Risk. If the Fund invests in fixed-income securities, convertible securities or preferred stocks, the market value of Fund shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the fixed-income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Fixed-income securities, convertible securities and preferred stocks rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments. Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to taper or reverse its quantitative easing stimulus program and/or increases interest rates, fixed income markets could experience continuing high volatility.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and

Eaton Vance Domestic Equity ETMFs

10

Prospectus dated ______, 2014

how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In addition, the basket of securities and/or cash used in the Fund’s creations and redemptions is not intended to be representative of its current portfolio holdings and may vary significantly from the portfolio.

Active Management Risk.  The success of the Fund’s investment program depends on the portfolio managers’ successful application of analytical skill and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money on an investment in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The Fund does not have a full calendar year of performance. Accordingly, no performance information is included here. Information on Fund performance can be found at www.eatonvance.com.

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Portfolio Managers.

Michael A. Allison, Vice President of Eaton Vance, has co-managed the Fund since its inception in __________, 2014.

John H. Croft, Vice President of Eaton Vance, has co-managed the Fund since its inception in ___________, 2014.

Walter A. Row, III, Vice President of Eaton Vance, has co-managed the Fund since its inception in ___________, 2014.

For important information about taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 23 of this Prospectus.

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Prospectus dated ______, 2014

Eaton Vance  Growth ETMF

Investment Objective

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and Service (12b-1) Fees	none
Other Expenses *
Total Annual Fund Operating Expenses

*

Based on estimates for the current fiscal year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  Transaction costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength.  Under normal market conditions, the Fund invests primarily in large-cap companies ..  The portfolio managers consider large-cap companies to be those companies with a market capitalization equal to or greater than the median capitalization of companies included in the Russell 1000 Growth Index.   As of September 30, 2014, the median market capitalization of the Russell 1000 Growth Index was approximately $8.5 billion and the range for securities within the Index was $801 million to $603 billion. The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may also lend its securities.

The Fund employs a “growth at a reasonable price” investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value.  The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors.  Under normal conditions, stocks are acquired with the expectation of being held for the long-term.  Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, a stock’s price falls below its acquisition cost, management fails to execute its strategy or to pursue more attractive investment options.  The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

Eaton Vance Domestic Equity ETMFs

12

Prospectus dated ______, 2014

About Exchange-Traded Managed Funds

The Fund operates as an exchange-traded managed fund, or “ETMF.”  ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be purchased or redeemed directly from the Fund.  Orders to purchase and sell Fund shares on an exchange are executed at a market-determined premium or discount to the Fund’s next-computed net asset value per share (“NAV”) (e.g., NAV+$0.01, NAV-$0.02).  The premium or discount is determined based on the balance of supply and demand for shares and other market factors.  The final price of each trade is determined and confirmed by the exchange after calculation of that day’s NAV. The Fund’s NAV is normally computed as of the close of regular market trading each business day (4:00 pm eastern time).

Investors may transact with the Fund through designated intermediaries (“Authorized Participants”) to purchase and redeem shares in prescribed large blocks of shares at NAV, plus or minus a transaction fee, as described under “Direct Purchases and Redemptions of Fund Shares” below.

There are important differences between ETMFs and exchange-traded funds (“ETFs”) and mutual funds.  Similar to ETFs, ETMF shares trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next NAV rather than determined contemporaneously in the market.  Linking ETMF trade execution prices to NAV provides transparency of trading costs that is not available in the same manner for ETFs. Purchases and redemptions of mutual fund shares are placed directly with the fund at the next NAV.

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund.  There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns.  Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Equity Risk.  Fund performance is sensitive to stock market volatility. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks (such as large-cap or growth stocks) to a greater extent than other types of stocks. If the stock market declines, the market value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk.  Because the Fund can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments that affect the performance of non-U.S. stocks. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

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Prospectus dated ______, 2014

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower fail financially.  In addition, the basket of securities and/or cash used in the Fund’s creations and redemptions is not intended to be representative of its current portfolio holdings and may vary significantly from the portfolio.

Active Management Risk.  The success of the Fund’s investment program depends on the portfolio managers’ successful application of analytical skill and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money on an investment in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The Fund does not have a full calendar year of performance. Accordingly, no performance information is included here. Information on Fund performance can be found at www.eatonvance.com.

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Portfolio Managers. The Fund is managed by:

Lewis R. Piantedosi, lead portfolio manager and Vice President of Eaton Vance , who has managed the Fund since its inception in _______, 2014; and

Yana S. Barton, Vice President of Eaton Vance, who has managed the Fund since its inception in ________, 2014.

For important information about taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 23 of this Prospectus.

Eaton Vance Domestic Equity ETMFs

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Prospectus dated ______, 2014

Eaton Vance Large-Cap Value ETMF

Investment Objective

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and Service (12b-1) Fees	none
Other Expenses *
Total Annual Fund Operating Expenses

*

Based on estimates for the current fiscal year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  Transaction costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies ( the “80% Policy”).     The portfolio managers consider large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index.    As of September 30, 2014, the median market capitalization of the Russell 1000 Value Index was approximately $6.8 billion and the range for securities within the Index was $534 million to $401 billion. Under normal market conditions, the Fund invests primarily in value stocks.  Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market.

The Fund primarily invests in dividend-paying stocks, but also may invest in non-income producing stocks.  The Fund may invest in convertible debt securities of any credit quality (including securities rated below investment grade (so-called “junk bonds”)).  The Fund may invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest up to 10% of its net assets in publicly traded real estate investment trusts and may lend its securities.

Investment decisions are made primarily on the basis of fundamental research.  The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.  The portfolio managers may sell a security when the investment adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.  The portfolio managers seek to manage investment

Eaton Vance Domestic Equity ETMFs

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Prospectus dated ______, 2014

risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

About Exchange-Traded Managed Funds

The Fund operates as an exchange-traded managed fund, or “ETMF.”  ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be purchased or redeemed directly from the Fund.  Orders to purchase and sell Fund shares on an exchange are executed at a market-determined premium or discount to the Fund’s next-computed net asset value per share (“NAV”) (e.g., NAV+$0.01, NAV-$0.02).  The premium or discount is determined based on the balance of supply and demand for shares and other market factors.  The final price of each trade is determined and confirmed by the exchange after calculation of that day’s NAV. The Fund’s NAV is normally computed as of the close of regular market trading each business day (4:00 pm eastern time).

Investors may transact with the Fund through designated intermediaries (“Authorized Participants”) to purchase and redeem shares in prescribed large blocks of shares at NAV, plus or minus a transaction fee, as described under “Direct Purchases and Redemptions of Fund Shares” below.

There are important differences between ETMFs and exchange-traded funds (“ETFs”) and mutual funds.  Similar to ETFs, ETMF shares trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next NAV rather than determined contemporaneously in the market.  Linking ETMF trade execution prices to NAV provides transparency of trading costs that is not available in the same manner for ETFs. Purchases and redemptions of mutual fund shares are placed directly with the fund at the next NAV.

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund.  There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns.  Trading prices of shares may be above, at or below the Fund’s “ NAV ”, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Equity Risk. Fund performance is sensitive to stock market volatility. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks (such as large-cap or value stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels ..\

Large-Cap Value Risk. Because the Fund normally invests primarily in value-stocks of large-cap companies, it is subject to the risk of underperforming the overall stock market during periods in which large-cap stocks and/or value stocks are out of favor and generate lower returns than the market as a whole.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments that affect the performance of non-U.S. stocks. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and

Eaton Vance Domestic Equity ETMFs

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Prospectus dated ______, 2014

market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower fail financially.  In addition, the basket of securities and/or cash used in the Fund’s creations and redemptions is not intended to be representative of its current portfolio holdings and may vary significantly from the portfolio.

Active Management Risk. The success of the Fund’s investment program depends on the portfolio managers’ successful application of analytical skill and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money on an investment in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The Fund does not have a full calendar year of performance. Accordingly, no performance information is included here. Information on Fund performance can be found at www.eatonvance.com.

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Portfolio Managers. The Fund is managed by:

Edward J. Perkin, CFA , lead portfolio manager and Chief Equity Investment Officer and Vice President of Eaton Vance, who has managed the Fund since its inception in _________,2014; and

John D. Crowley, Vice President of Eaton Vance, who has managed the Fund since its inception in _________, 2014.

For important information about taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 23 of this Prospectus.

Eaton Vance Domestic Equity ETMFs

17

Prospectus dated ______, 2014

Eaton Vance Small-Cap ETMF

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and Service (12b-1) Fees	none
Other Expenses *
Total Annual Fund Operating Expenses

*

Based on estimates for the current fiscal year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  Transaction costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”).     The portfolio manager considers small-cap companies to be companies having a market capitalization that falls (i) within or below the range of companies in either the current Russell 2000 Index or the S&P SmallCap 600 Index, or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The market capitalization range for the Russell 2000 Index was $10 million to $5 ..3 billion , and the market capitalization range for the S&P SmallCap 600 Index was $135 million to $4 ..6 billion as of December 31, 2013.  The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2013 was $4 ..6 billion.

With respect to 20% of its net assets, the Fund may also invest in companies that are larger than the capitalization ranges stated above..  The Fund may also invest up to 25% of its total assets in foreign securities, some of which may be issued by companies domiciled in emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts that evidence ownership in underlying foreign stocks).  The Fund may invest in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds) to the extent permitted by the Investment Company Act of 1940 and may also invest up to 10% of its net assets in publicly traded real estate investment trusts.

The Fund invests primarily in a diversified portfolio of common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average long-term earnings growth of all publicly-traded companies in the United States.   Investment decisions for the Fund are made primarily on the basis of fundamental research.  The portfolio manager utilizes information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions.  In selecting companies for investment, the investment adviser may consider

Eaton Vance Domestic Equity ETMFs

18

Prospectus dated ______, 2014

overall growth prospects, financial strength, strength of the company’s business franchises and management team, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors.  The portfolio manager may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options.  The portfolio manager seeks to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection.

About Exchange-Traded Managed Funds

The Fund operates as an exchange-traded managed fund, or “ETMF.”  ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be purchased or redeemed directly from the Fund.  Orders to purchase and sell Fund shares on an exchange are executed at a market-determined premium or discount to the Fund’s next-computed net asset value per share (“NAV”) (e.g., NAV+$0.01, NAV-$0.02).  The premium or discount is determined based on the balance of supply and demand for shares and other market factors.  The final price of each trade is determined and confirmed by the exchange after calculation of that day’s NAV. The Fund’s NAV is normally computed as of the close of regular market trading each business day (4:00 pm eastern time).

Investors may transact with the Fund through designated intermediaries (“Authorized Participants”) to purchase and redeem shares in prescribed large blocks of shares at NAV, plus or minus a transaction fee, as described under “Direct Purchases and Redemptions of Fund Shares” below.

There are important differences between ETMFs and exchange-traded funds (“ETFs”) and mutual funds.  Similar to ETFs, ETMF shares trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next NAV rather than determined contemporaneously in the market.  Linking ETMF trade execution prices to NAV provides transparency of trading costs that is not available in the same manner for ETFs. Purchases and redemptions of mutual fund shares are placed directly with the fund at the next NAV.

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund.  There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns.  Trading prices of shares may be above, at or below the Fund’s “ NAV ”, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Equity Investing Risk.  Fund performance is sensitive to stock market volatility. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks (such as small-cap stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.

Small Company Equity Risk.  The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of small and emerging companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

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Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments that affect the performance of non-U.S. stocks. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Active Management Risk. The success of the Fund’s investment program depends on the portfolio managers’ successful application of analytical skill and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money on an investment in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The Fund does not have a full calendar year of performance. Accordingly, no performance information is included here. Information on Fund performance can be found at www.eatonvance.com.

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Portfolio Manager.  The Fund is managed by Nancy B. Tooke, Vice President of Eaton Vance, who has managed the Fund since its inception in __________, 2014.

For important information about taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 23 of this Prospectus.

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Prospectus dated ______, 2014

Eaton Vance Stock ETMF

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and Service (12b-1) Fees	none
Other Expenses *
Total Annual Fund Operating Expenses

*

Based on estimates for the current fiscal year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  Transaction costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of common stocks (the “80% Policy”).   The Fund may invest in companies with a broad range of market capitalizations, including smaller companies. The Fund may invest up to 25% of its assets in foreign securities some of which may be issued by companies domiciled in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may  invest in other pooled investment vehicles (including exchange traded funds and other affiliated and unaffiliated mutual funds) to the extent permitted by the Investment Company Act of 1940 and may lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities ..  The Fund expects to use derivatives principally when seeking to gain exposure to equity securities by writing put options or to generate income by writing covered call options or put options.  The Fund may also enter into a combination of option transactions on individual securities.  Permitted derivatives include:  the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements.  There is no stated limit on the Fund’s use of derivatives.

The portfolio of securities is selected primarily on the basis of fundamental research.  The portfolio manager utilizes the information provided by, and the expertise of, the investment advisor’s research staff in making investment decisions.  In selecting securities, the portfolio manager seeks companies that have sustainable earnings and cash flow, a strong and durable financial profile, secular and cyclical growth prospects, and the ability to maintain a competitive position within its industry.  In addition, the portfolio manager employs a portfolio construction process that seeks to manage investment risk.  This process includes the use of portfolio optimization tools and risk management techniques to assist in portfolio construction and monitoring

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Prospectus dated ______, 2014

and maintaining issuer and industry diversification among the Fund’s holdings.  The portfolio manager may sell a security when he believes it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

About Exchange-Traded Managed Funds

The Fund operates as an exchange-traded managed fund, or “ETMF.”  ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be purchased or redeemed directly from the Fund.  Orders to purchase and sell Fund shares on an exchange are executed at a market-determined premium or discount to the Fund’s next-computed net asset value per share (“NAV”) (e.g., NAV+$0.01, NAV-$0.02).  The premium or discount is determined based on the balance of supply and demand for shares and other market factors.  The final price of each trade is determined and confirmed by the exchange after calculation of that day’s NAV. The Fund’s NAV is normally computed as of the close of regular market trading each business day (4:00 pm eastern time).

Investors may transact with the Fund through designated intermediaries (“Authorized Participants”) to purchase and redeem shares in prescribed large blocks of shares at NAV, plus or minus a transaction fee, as described under “Direct Purchases and Redemptions of Fund Shares” below.

There are important differences between ETMFs and exchange-traded funds (“ETFs”) and mutual funds.  Similar to ETFs, ETMF shares trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next NAV rather than determined contemporaneously in the market.  Linking ETMF trade execution prices to NAV provides transparency of trading costs that is not available in the same manner for ETFs. Purchases and redemptions of mutual fund shares are placed directly with the fund at the next NAV.

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund.  There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns.  Trading prices of shares may be above, at or below the Fund’s NAV , will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Equity Risk.  Fund performance is sensitive to stock market volatility. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk.  Because the Fund can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments that affect the performance of non-U.S. stocks. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.

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Prospectus dated ______, 2014

Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Smaller Company Equity Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower fail financially.  In addition, the basket of securities and/or cash used in the Fund’s creations and redemptions is not intended to be representative of its current portfolio holdings and may vary significantly from the portfolio.

Active Management Risk. The success of the Fund’s investment program depends on the portfolio managers’ successful application of analytical skill and investment judgment. Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money on an investment in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The Fund does not have a full calendar year of performance. Accordingly, no performance information is included here. Information on Fund performance can be found at www.eatonvance.com.

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Portfolio Manager.  The Fund is managed by Charles B. Gaffney, Vice President of Eaton Vance, who has managed the Fund since its inception in __________, 2014.

For important information about taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 23 of this Prospectus.

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Prospectus dated ______, 2014

Important Information Regarding Fund Shares

Direct Purchases and Redemptions of Fund Shares

Each Fund issues and redeems shares only in blocks of ____ shares or multiples thereof (“Creation Units”). Creation Units may be purchased or redeemed only by or through “Authorized Participants,” which are broker-dealer firms that have entered into agreements with the Fund’s distributor for this purpose. Each Fund issues and redeems Creation Units in return for the securities , other instruments and/or cash that the Fund specifies each business day (the “Basket”). A Fund’s Basket is not intended to be representative of current holdings and may vary significantly from current portfolio positions.  Each Fund imposes transaction fees on Creation Units issued and redeemed to offset the cost to a Fund of processing the transaction and converting the Basket to or from the desired portfolio composition.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer as described above under “About Exchange-Traded Managed Funds.”

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund’s distributor may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Prospectus dated ______, 2014

Investment Objective & Principal Policies and Risks

Each Fund is permitted to engage in the following investment practices to the extent set forth in “Fund Summaries” above.  References to the “Fund” below are to each Fund, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in Fund Summaries.  Set forth below is additional information about such policies and risks of the Fund described in Fund Summaries above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Foreign and Emerging Market Investments.  Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of a foreign issuer’s assets or securities.  The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit a Fund’s ability to buy, sell, receive or deliver the securities.

As an alternative to holding foreign-traded investments, the Fund may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign investments and are subject to many of the risks associated with investing directly in foreign securities. Unless otherwise stated in Fund Summaries, such investments are not subject to any stated limitation on investing in foreign investments.

The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in markets where the Fund is heavily invested, the Fund’s ability to transact in securities in such markets could become impaired. In such circumstances, the Fund may have to transact in more liquid securities than it would otherwise in order to meet Fund redemptions.  Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Foreign Currencies.  The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading.  Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.  Costs are incurred in connection with conversions between currencies.  The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.  Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Derivatives.  The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”). The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing derivatives positions.  The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

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Prospectus dated ______, 2014

Certain derivative transactions may give rise to a form of leverage.  The Fund is required to segregate or “earmark” liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.  Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Options on Securities, Indices and Currencies.  The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options.  There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options.  By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date.  If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller.  The Fund may purchase uncovered put options.  The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price.  If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period.  The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options.  A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by the Fund that can act as a partial hedge.  As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

The Fund may also enter into swaptions, which are options giving the option owner the right (but not the obligation) to enter into or cancel a swap agreement at a future date.

Under certain market conditions, the Fund may purchase put option spreads rather than standalone put options.  By doing so, the Fund can lower the net cost of its market hedging activities, since the premiums received from selling put options will offset, in part, the premiums paid to purchase the put options.  Although less expensive than buying a standalone put option, buying a put option spread will expose the Fund to incremental loss if the value of the applicable instrument at contract expiration is below the exercise price of the put option sold.

Covered Calls and Equity Collars.  While the Fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided

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that such sale will not occur more than three days prior to the option buy back. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

Futures Contracts.  The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price.  The Fund also is authorized to purchase or sell call and put options on futures contracts.  The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts.  Certain forward foreign currency exchange contracts may be individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Forward contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Credit Derivatives.  Credit derivatives are instruments that are intended to provide a long or short exposure to a particular issuer, basket of issuers or economic indicator (such as interest rates).  Credit derivatives include credit default swaps, total return swaps, interest rate swaps, credit options, credit-linked notes, forward rate contracts and other instruments that have substantially similar characteristics and risks.  In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term.  In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence which is typically a default by the issuer of a debt obligation.  In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments.  Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the inception of the option.  Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). Under forward rate agreements, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates.  The primary risks associated with credit derivatives are imperfect correlation, unanticipated market movement, counterparty risk and liquidity risk.

Equity Swaps.  Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security.  The success of swap agreements is dependent on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Short Sales.  The Fund may engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).  A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale.  The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Real Estate Investment Trusts.  Real estate investment trusts (“REITs”) are subject to the special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Fixed-Income Securities.  Fixed-income securities include all types of fixed and floating-rate bonds and notes, such as convertible securities; corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; preferred securities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’

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Prospectus dated ______, 2014

acceptances of foreign and domestic banks and other debt instruments. Fixed-income securities are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations.  Fixed-income securities include deep discount bonds, such as zero coupon bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

Credit Quality.  Rating agencies are private services that provide ratings of the credit quality of certain loans and other income securities.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating.  The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (for example, BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.  If a security is rated differently by rating agencies, the higher rating will be used for any Fund rating restrictions.

Lower Rated Securities.  Investments in obligations rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Convertible Securities.  A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.   A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other issuer and market factors also may have an effect on the convertible security’s value. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

U.S. Treasury and Government Agency Securities. U.S. Treasury securities (“Treasury Securities”) include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance.  Agency Securities include obligations issued or guaranteed by U.S. Government agencies or instrumentalities and government-sponsored enterprises.  Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality.  While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are not issued and may not be guaranteed by the U.S. Treasury.  To the extent that the Fund invests in securities of government-sponsored enterprises, the Fund will be subject to the risks unique to such entities.  Government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”), the Private Export Funding Corporation (“PEFCO”), the Federal Deposit Insurance Corporation (“FDIC”), the Federal Farm Credit Banks (“FFCB”) and the Tennessee Valley Authority (“TVA”), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government.  The U.S. Government has provided financial support to Fannie Mae and Freddie Mac in the past, but there can be no assurance that it will support these or other government-sponsored enterprises in the future.  Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Asset-Backed Securities.  Asset-backed securities represent interests in a pool of assets, such as home equity loans, commercial mortgage-backed securities (“CMBS”), automobile receivables or credit card receivables.  Unscheduled prepayments of asset-backed securities may result in a loss of income if the proceeds are invested in lower-yielding securities.  In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of default.   Asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law.  The value of asset-backed securities may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its

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Prospectus dated ______, 2014

structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral.  The value of asset-backed securities representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations.  Under certain market conditions, asset-backed securities may be less liquid and may be difficult to value.

Commercial Mortgage-Backed Securities.  CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. CMBS are subject to the risks described under “Asset-Backed Securities” above. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit a greater price volatility than other types of mortgage- or asset-backed securities.

The commercial mortgage loans that underlie CMBS have certain distinct risk characteristics. Commercial mortgage loans generally lack standardized terms, which may complicate their structure, tend to have shorter maturities than residential mortgage loans and may not be fully amortizing. Commercial properties themselves tend to be unique and are more difficult to value than single-family residential properties. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations.

Mortgage-Backed Securities (“MBS”).  MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. MBS may be issued by the U.S. Government (or one of its agencies or instrumentalities) or privately issued but collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, or its agencies or instrumentalities. Adjustable rate mortgages are mortgages whose interest rates are periodically reset when market rates change. Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. MBS that include loans that have had a history of refinancing opportunities are referred to as “seasoned MBS.” MBS that are not seasoned MBS are referred to as generic MBS. Seasoned MBS tend to have a higher collateral to debt ratio than other MBS because a greater percentage of the underlying debt has been repaid and the collateral property may have appreciated in value. MBS may be “premium bonds” acquired at prices that exceed their par or principal value.

The mortgage loans underlying MBS are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment, although investment in seasoned MBS can mitigate this risk. Under certain interest and prepayment rate scenarios, the Fund may fail to recover the full amount of its investment in MBS, notwithstanding any direct or indirect governmental or agency guarantee.  Moreover, if the Fund invests in interest only stripped MBS, it may fail to recoup its initial investment if the underlying mortgages experience greater than anticipated prepayments of principal.  Because faster than expected prepayments must usually be invested in lower yielding securities, MBS are less effective than conventional bonds in “locking in” a specified interest rate. For premium bonds, prepayment risk may be enhanced. In a rising interest rate environment, a declining prepayment rate will extend the average life of many MBS. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. MBS that are purchased at a premium generate current income that exceeds market rates for comparable investments, but tend to decrease in value as they mature. MBS include classes of collateralized mortgage obligations (“CMOs”), including fixed- or floating-rate tranches, and various other MBS. In choosing among CMO classes, the investment adviser will evaluate the total income potential of each class and other factors. CMOs are subject to the same types of risks affecting MBS as described above. Mortgage dollar rolls involve the Fund selling MBS for delivery in the current month with a simultaneous contract entered to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (a “mortgage roll”). During the roll period, the Fund foregoes principal and interest paid on the MBS.

Eurodollar and Yankee Dollar Instruments.  The Fund may invest a portion of its assets in Eurodollar and Yankee Dollar instruments.  Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe.  Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries.  Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations.  These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry many of the same risks as investing in foreign securities.

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Repurchase Agreements.  A repurchase agreement is the purchase by the Fund of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. Repurchase agreements that mature in more than seven days will be treated as illiquid. When a repurchase agreement is entered into, the Fund typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered into to settle a short sale, the value of the securities delivered to the Fund will be at least equal to the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction the Fund normally will have used the purchased securities to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement.

Inflation-Indexed Bonds.  Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Municipal Obligations.  Municipal obligations include bonds, notes, floating-rate notes and commercial paper issued by municipalities and agencies and authorities established by those municipalities. Municipal debt may be used for a wide variety of public and private purposes, and the interest thereon may or may not be subject to U.S. federal income tax.  Municipal obligations also include municipal leases and participations in municipal leases.   An issuer’s obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations.   Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

Smaller Companies.  Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the securities of larger, more established companies.  Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

Utilities and Financial Services Companies.  The utilities sector includes companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy. Companies in the financial services sector include, for example, commercial banks, savings and loan associations, brokerage and investment companies, insurance companies, and consumer and industrial finance companies.  Companies in the utilities sector may be sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, and the cost and potential business disruption of technological developments. Companies in the financial services sector are also subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Pooled Investment Vehicles.   The Fund may invest in pooled investment vehicles, including open- and closed-end investment companies affiliated or unaffiliated with the investment adviser. The market for common shares of closed-end investment companies and exchange-traded open-end funds is affected by the demand for those securities, regardless of the value of the fund’s underlying portfolio assets.  The Fund will indirectly bear its proportionate share of any management fees and expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests, except that management fees of affiliated funds may be waived.  If such fees exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summaries.  Requirements of the Investment Company Act of 1940 (the “1940 Act”) may limit the Fund’s ability to invest in other investment companies, including ETFs, unless the investment company has received an exemptive order from the Securities and Exchange Commission on which the Fund may rely or an exemption under the 1940 Act is available.  Investments in a pooled investment vehicle willcount towards a Fund's 80% Policy (or other investment ranges described herein) if the vehicle invests primarily in the type of securities indicated in the Fund's 80% Policy or other investment policy.

Illiquid Securities.  The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities.  Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(2) of the

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Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder.  Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Portfolio Turnover.  The annual portfolio turnover rate of the Fund may exceed 100%.  A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate.  Capital gains distributions will be made to shareholders if offsetting capital loss carry forwards do not exist.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially.  Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding.  In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk.  Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.  The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Borrowing.  The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).  The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents.  The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

Market Trading Risks.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require the payment of brokerage commissions and expose the buyer or seller to other trading costs. Due to brokerage commissions and other trading costs, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below NAV , will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. An investor’s realized investment returns will be reduced if the investor sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. Shares may be purchased or redeemed in transactions directly with the Fund only in Creation Unit quantities by or through Authorized Participants.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below under “Buying and Selling Shares”) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Use of Master-Feeder Structure.  The Fund may invest all of its investable assets in an open-end management investment company (“master fund”) with substantially the same investment objective, policies and restrictions as the Fund. Any such master fund would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in a master fund at any time without shareholder approval.

General. Each Fund's investment objective may be changed without shareholder approval and certain other policies may also be changed without shareholder approval. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days' advance written notice of the change ..

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Prospectus dated ______, 2014

Additional Information about Exchange-Traded Managed Funds

Description of ETMFs.  Each Fund is an exchange-traded managed fund, or ETMF.  ETMFs operate as follows:

•

ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles ;

•

ETMFs value their shares at the end of each business day by dividing the current value of their assets less liabilities by the number of shares outstanding (referred to as “net asset value per share” or “NAV”);

•

ETMFs issue and redeem shares only in transactions by or through Authorized Participants in Creation Unit blocks in exchange for the Basket of securities, other instruments and/or cash currently specified by the ETMF.  ETMFs issue and redeem Creation Units of shares at NAV, plus or minus a transaction fee that is intended to cover the cost of processing the transaction and converting the Basket to or from the desired composition;

•

Investors may purchase and sell shares of an ETMF on a national securities exchange through broker-dealers.  Individual shares may not be directly purchased or redeemed from the issuing fund;

•

Trading prices of ETMF shares are directly linked to the fund’s next end-of-day NAV utilizing a patented trading approach called “NAV-based trading.” In NAV-based trading, all bids, offers and share transaction prices are expressed as a market-determined premium or discount (e.g., +$0.01, -$0.02) to that day’s NAV. For each ETMF trade, the premium or discount to NAV is locked in upon trade execution and the final transaction price is determined once NAV is computed at the end of the day.  Investors are notified of the final price of each trade after the ETMF’s NAV is determined at the end of the trading day. See “Purchase and Sale of Fund Shares” below;

•

The premium or discount to NAV at which ETMF share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among broker-dealers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV.  There is no opportunity to transact intraday in ETMF shares based on current (versus end-of-day) determinations of fund value;

•

Prior to the beginning of market trading each business day, ETMFs will disclose the Basket of securities, other instruments and/or cash that it will accept from and deliver to Authorized Participants to settle purchases and redemptions of ETMF shares on that day.   See “Purchase and Sale of Fund Shares” below. The Basket is not intended to represent an ETMF’s current holdings and may vary significantly from the ETMF’s current portfolio positioning.

ETMFs seek to enhance their performance by utilizing a cost-efficient fund structure and by maintaining the confidentiality of current portfolio trading information. ETMFs are designed to be long-term investment vehicles and are not suited for short-term trading. As described below, there are important differences between ETMFs and ETFs and mutual funds ..

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

How ETMFs Differ from Mutual Funds.  Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the next-determined NAV. Shares of ETMFs, by contrast, cannot be directly purchased or redeemed except by or through Authorized Participants in Creation Unit quantities in exchange for the specified Basket.  Unlike ETMFs, mutual fund shares do not trade on an exchange.  Because trading prices of ETMF shares may vary from NAV, ETMFs may be more expensive to buy and sell than mutual funds.  Unlike shares of most mutual funds, ETMF shares generally may not be bought or sold in specified dollar quantities.

Relative to investing in mutual funds, the ETMF structure offers certain advantages that may translate into improved performance and higher tax efficiency.   More specifically:

•

One of the largest operating expenses for most mutual funds is transfer agency fees—the cost of maintaining shareholder accounts and processing shareholder transactions.  Because they are set up to take advantage of the highly efficient share settlement system of the Depositary Trust Company (“DTC”) used for publicly traded stocks and ETFs, ETMFs are expected to operate with lower transfer agency expenses than incurred by most mutual funds.

•

Unlike most mutual funds, ETMFs are designed to protect fund performance from dilution in connection with shareholder inflows and outflows.  For mutual funds, the costs of accommodating shareholder flows include the incremental trading costs incurred by the fund to resize its portfolio positions in response to inflows and outflows, and the foregone returns on portfolio cash held for flow-related reasons.  In the ETMF structure, flow-related fund costs can be minimized by issuing and redeeming shares in-kind, and substantially offset by imposing transaction fees on direct purchases and redemption of shares.

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•

The Internal Revenue Code provides that a fund’s distributions of appreciated property to meet redemptions do not result in recognition by the fund of capital gains on the distributed property. As noted above, ETMFs generally meet redemptions by distributing securities and other instruments, while mutual funds typically meet redemptions with cash.  To raise cash for redemptions, a mutual fund may be required to sell appreciated fund assets and thereby realize capital gains.  By avoiding this adverse tax effect, an ETMF that utilizes in-kind redemptions may achieve higher tax efficiency than a mutual fund that meets redemptions with cash.  ETMFs that meet redemptions entirely in cash should not be expected to be more tax efficient than similar mutual funds.

Compared to many mutual funds, ETMFs have a simpler and lower-cost structure—a single class of shares with no sales loads or embedded distribution and service fees ..  In contrast to the fixed sales loads and distribution and service fees of mutual funds, the exchange-based distribution model of ETMFs positions broker-dealers to compete increasingly based on the prices they charge for services ..

How ETMFs Differ from ETFs.  Similar to ETFs, ETMF shares are issued and redeemed in Creation Unit quantities and trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next end-of-day NAV using NAV-based trading.  As described above, in NAV-based trading, all bids, offers and share transaction prices are expressed as a market-determined premium or discount (e.g., +$0.01, -$0.02 ) to that day’s NAV. For each trade, the premium or discount to NAV (which may be zero) is locked in upon trade execution and the final transaction price is determined once NAV is computed at the end of the day.  Different from ETFs, ETMFs do not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value.

Other distinctions between ETMFs and ETFs include:

•

Different from ETFs, ETMFs offer market makers a profit opportunity that does not require the management of intraday market risk.  To realize profits from ETMF market making, a market maker holding positions in ETMF shares accumulated intraday need only transact with the ETMF to purchase ( or redeem) a corresponding number of Creation Units, buy (sell) the equivalent quantities of Basket instruments at market-closing or better prices, and dispose of any remaining sub-Creation Unit share inventory through secondary market transactions prior to the close.  Because making markets in ETMFs is simple to manage and low risk, competition among market makers seeking to earn reliable, low-risk profits should enable ETMFs to routinely trade at tight bid-ask spreads and narrow premiums/discounts to NAV.

•

Unlike actively managed ETFs, ETMFs are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of ETMFs does not involve non-Basket instruments, the need for portfolio holdings disclosure to achieve tight markets in ETMF shares is eliminated.  By removing the requirement for daily holdings disclosure , ETMFs may significantly expand the range of potential active investment strategies available in an exchange-traded structure.

Different from conventional ETF trading, the NAV-based trading employed for ETMF shares provides built-in trade execution cost transparency and the ability to control transaction costs using limit orders.  Because ETMF shares trade at prices based on their NAV, investors can buy and sell shares at a known premium or discount to NAV.  This feature of ETMFs distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not normally known to individual investors and cannot be controlled by them.

Management and Organization

Management.  Each Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), a registered investment adviser with offices at Two International Place Boston, MA 02110.  Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $290 billion on behalf of mutual funds, institutional clients and individuals.

Balanced ETMF.  Eaton Vance manages the investments of the Balanced ETMF and provides administrative services and related office facilities. Under its investment advisory and administrative agreement, Eaton Vance receives a fee of ________________.

Balanced ETMF is managed by Charles B. Gaffney, Thomas H. Luster and Bernard Scozzafava. Messrs. Gaffney, Luster and Scozzafava have served as portfolio managers of the Fund since it commenced operations in _________, 2014.  Each is a Vice President of Eaton Vance and has managed other Eaton Vance portfolios for more than five years.

Global Dividend Income ETMF.  Eaton Vance manages the investments of the Global Dividend Income ETMF and provides administrative services and related office facilities. Under its investment advisory and administrative agreement, Eaton Vance receives a fee of ________________.

Global Dividend Income ETMF is managed by Michael A. Allison, John H. Croft and Walter A. Row, III. Messrs. Allison, Croft and Row have served as portfolio managers of the Fund since it commenced operations in ________, 2014.  Mr. Croft manages other Eaton Vance portfolios, has been an analyst at Eaton Vance for more than five years, and is a Vice President of

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Prospectus dated ______, 2014

Eaton Vance. Mr. Allison manages other Eaton Vance portfolios, is a member of Eaton Vance’s Equity Strategy Committee, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance. Mr. Row manages other Eaton Vance portfolios, is a member of Eaton Vance’s Equity Strategy Committee, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance.

Large-Cap Growth ETMF.  Eaton Vance manages the investments of the Large-Cap Growth ETMF and provides administrative services and related office facilities. Under its investment advisory and administrative agreement, Eaton Vance receives a fee of ________________.

Large-Cap Growth ETMF is managed by Lewis R. Piantedosi (lead portfolio manager) and Yana S. Barton.  Mr. Piantedosi has served as a portfolio manager of the Fund since it commenced operations in _____________ and manages other Eaton Vance portfolios.    Ms. Barton has served as a portfolio manager of the Fund since it commenced operations in _______, 2014 and manages other Eaton Vance portfolios.  Mr. Piantedosi and Ms. Barton have been Eaton Vance portfolio managers for more than five years and are Vice Presidents of Eaton Vance.

Large-Cap Value ETMF.  Eaton Vance manages the investments of the Large-Cap Value ETMF and provides administrative services and related office facilities. Under its investment advisory and administrative agreement, Eaton Vance receives a fee of ________________.

Large-Cap Value ETMF is managed by Edward J. Perkin, CFA (lead portfolio manager) and John D. Crowley. Mr. Perkin has served as a portfolio manager of the Fund since it commenced operations in ________, 2014 and manages other Eaton Vance portfolios.  He is Chief Equity Investment Officer and Vice President of Eaton Vance.  Prior to joining Eaton Vance in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.  Mr. Crowley has served as a portfolio manager of the Fund since it commenced operations in ________________.  He is a Vice President of Eaton Vance and has managed other Eaton Vance portfolios for more than five years.

Small-Cap ETMF.  Eaton Vance manages the investments of the Small-Cap ETMF and provides administrative services and related office facilities. Under its investment advisory and administrative agreement, Eaton Vance receives a fee of ________________.

Nancy B. Tooke is the portfolio manager of the Fund since it commenced operations in _______, 2014 and manages other Eaton Vance portfolios.  She has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance.

Stock ETMF.  Eaton Vance manages the investments of the Stock ETMF and provides administrative services and related office facilities. Under its investment advisory and administrative agreement, Eaton Vance receives a fee of ________________.

Charles B. Gaffney has served as the portfolio manager of the Fund since it commenced operations in _______, 2014.  He is a Vice President of Eaton Vance and has managed other Eaton Vance portfolios for more than five years.

Each Fund’s __________ report covering the fiscal period ended __________ will provide information regarding the basis for the Trustees’ approval of the investment advisory and administrative agreement with regard to each Fund.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Distributor.   ____________________ , (the “Distributor”) is each Fund’s distributor.  The Distributor distributes Creation Units of a Fund, but does not maintain a secondary market in shares of a Fund.  The Distributor’s principal address is ___________________ .

ETMF Licensing and Services Agreement.   ETMF® is a registered trademark of Navigate Fund Solutions, LLC (“Navigate”), an affiliate of Eaton Vance.  Navigate owns certain technology and patents relating to NAV-based trading.  [Information about the Licensing and Services Agreement to be added by Amendment.]

Organization.  Each Fund is a series of Eaton Vance ETMF Trust (the “Trust”), a Massachusetts business trust.  The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Eaton Vance Domestic Equity ETMFs

34

Prospectus dated ______, 2014

How Net Asset Value is Determined

Each Fund values its shares once each day only when the New York Stock Exchange (the “NYSE”) is open for trading (typically Monday through Friday), as of the close of regular trading on the NYSE (normally 4:00 p.m. eastern time) (the “valuation time”).  The net asset value is determined by dividing the current value of a Fund’s assets less liabilities by the number of Fund shares outstanding and rounding to the nearest cent.  As described under “Buying and Selling Shares” below, Fund shares trade in the secondary market at a Fund’s next-computed NAV plus or minus a market-based premium or discount determined at the time of trade execution ..  Investors transacting in Fund shares will be informed of their final trade price by the Listing Exchange after a Fund’s NAV is determined at the end of the trading day ..

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments.  Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices.  Most debt securities are valued by an independent pricing service.  In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value.  In addition, for foreign equity securities and futures contracts on foreign indices that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed.  The investment adviser expects to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale.  Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Buying and Selling Shares

Trading in the Secondary Market.  Shares of each Fund are listed and available for trading on The NASDAQ Stock Market LLC (the “Listing Exchange”) during the Listing Exchange’s core trading session (generally 9:30 am until 4:00 pm eastern time).   Shares may also be bought and sold on other national securities exchanges that have obtained appropriate licenses, adopted applicable exchange rules and developed systems to support trading in Fund shares.  There can be no guarantee that an active trading market will develop or be maintained, or that a Fund’s listing will continue or remain unchanged. Each Fund does not impose any minimum investment for shares of a Fund purchased on an exchange.

Fund shares may be purchased and sold in the secondary market only through a broker-dealer (“Broker”).  When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. Due to applicable brokerage charges and other trading costs, frequent trading may detract from realized investment returns. Trading commissions are frequently a fixed dollar amount, and therefore may be proportionately more costly when buying or selling small amounts of shares.

When you buy or sell shares in the secondary market, you will pay or receive a Fund’s next-computed NAV plus or minus a market-based premium or discount determined at the time of trade execution. For example, if you purchase Fund shares at NAV +$0.02 and a Fund’s next-computed NAV is $20.00 per share, then the final price of your purchase would be $20.02 per share.  If you sell Fund shares at NAV -$0.02 and a Fund’s next-computed NAV is $20.00 per share, then the final sale price you receive would be $19.98 per share.  The final price of each purchase and sale of Fund shares is determined and confirmed by the Listing Exchange after calculation of that day’s NAV.

The premium or discount to NAV at which a Fund’s share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among broker-dealers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices for Fund shares in the secondary market may be above, at or below NAV ..  Trading premiums and discounts to a Fund’s NAV may be significant.   Different from how Fund shares trade, purchases and sales of mutual fund shares are made at the next-determined NAV and transactions in shares of ETFs are priced intraday and not directly related to the ETF’s NAV.

Information regarding the share’s trading history is available on a Fund’s website at http://www.eatonvance.com.  The website displays, on a per share basis updated each business day, the prior business day’s NAV, and the following trading information for such day: (a) intraday high, low, average and closing prices of shares in exchange trading, expressed as premiums/discounts to NAV; (b) the midpoint of the highest bid and lowest offer prices as of the close of exchange trading, expressed as a premium/discount to NAV; (c) the spread between highest bid and lowest offer prices as of the close of exchange trading; and (d) volume of shares traded. The website also includes charts showing the frequency distribution and range of values of NAV-based trading prices, closing bid/ask midpoints and closing bid/ask spreads over time.  This trading information is intended to provide useful guidance to current buyers and sellers of Fund shares.

Eaton Vance Domestic Equity ETMFs

35

Prospectus dated ______, 2014

Trading prices of shares are directly linked to a Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until a Fund’s NAV is determined at the end of the trading day.  Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

The Listing Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  A “Business Day” with respect to a Fund’s secondary market trading and transaction in Creation Units is each day the Listing Exchange is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the Statement of Additional Information for more information.

Shares of a Fund may be acquired from the Fund through the Distributor or redeemed from the Fund only in Creation Units or multiples thereof, as discussed in “Creations and Redemptions” below.

Intraday Indicative Values.  At periodic intervals of not more than 15 minutes during the Listing Exchange’s regular trading session, an indicative estimate of a Fund’s current portfolio value (“Intraday Indicative Value” or “IIV”) will be disseminated. The IIV calculations are estimates of the real-time value of a Fund’s underlying holdings based on current market prices , and should not be viewed as an update of the NAV of a Fund, which is calculated only once a day.  The purpose of IIVs is to help investors determine the number of shares to buy or sell if they want to transact in an approximate dollar amount.   Because IIVs will generally differ from the end-of-day NAV of a Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold.   Investors should understand that share transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility.  Neither a Fund, the Trust or any of their affiliates are involved in, or responsible for, the calculation or dissemination of IIVs nor make any warranty as to their accuracy.  An inaccuracy in an IIV could result from various factors, including difficulty pricing portfolio instruments on an intraday basis.

Creations and Redemptions.  Each Fund issues and redeems shares only in Creation Unit blocks of ____ shares or multiples thereof. Creation Units may be purchased or redeemed only by or through Authorized Participants. Each Authorized Participant must enter into an authorized participant agreement with the Distributor.  A creation transaction, which is subject to acceptance by each Fund’s Distributor, generally takes place when an Authorized Participant submits an order in proper form and deposits into a Fund the Basket of securities , other instruments and/or cash that the Fund specifies for that day ..

To preserve the confidentiality of a Fund’s trading activities, the Adviser anticipates that the Basket will normally not be a pro rata slice of the Fund’s portfolio positions and may vary significantly from a Fund’s current portfolio.  Securities being acquired will generally be excluded from the Basket until their purchase is completed and securities being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the Adviser to be in the best interest of a Fund and its shareholders, other portfolio positions may be excluded from the Basket. Whenever portfolio positions are excluded from the Basket, the Basket may include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions.  See “Buying and Selling Shares - Purchase and Redemption of Creation Units” in the Statement of Additional Information.   By not disclosing its full holdings currently, a Fund can maintain the confidentiality of portfolio trading information and mitigate the potentially dilutive effects of other market participants front-running the Fund’s trades.

Shares may be redeemed only in Creation Units in exchange for the current Basket as described above. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the Authorized Participant agreement, plus or minus the applicable transaction fee (see “Transaction Fees” below).  Transactions in Creation Units are not subject to a sales charge.

A creation or redemption order is considered to be in proper form if all procedures set forth in the Authorized Participant agreement, order form and Statement of Additional Information are properly followed. For an order to be in proper form, the order must be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund the order relates to, type of order, number of Creation Units being issued or redeemed, and personal identification number, signature and/or other means of identification of the authorized person).

Each Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with securities, including that the securities accepted for deposit and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, under the

Eaton Vance Domestic Equity ETMFs

36

Prospectus dated ______, 2014

Authorized Participant agreement, a shareholder that is not a “qualified institutional buyer,” as such term in defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

Because new shares may be issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether a party is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Each Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, each Fund reserves the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board of Trustees of the Trust evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of each Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike most mutual funds, each Fund charges transactions fees on purchases and redemptions that are designed to protect a Fund from the associated dilution (see “Transaction Fees” below). Given each Fund’s structure and use of transaction fees, the Board has determined that it is unlikely that attempts to market time a Fund by shareholders will materially harm a Fund or its shareholders ..

Transaction Fees.   Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to a Fund of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs (i.e., brokerage commissions, bid-ask spread and market impact expense) incurred in converting the Basket to or from the desired portfolio composition.  The transaction fee is determined daily and will be limited to amounts approved by the Board of Trustees and determined by the Adviser to be appropriate to defray the expenses that each Fund incurs in connection with the purchase or redemption.  The purpose of transaction fees is to protect a Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units.  The amount of transaction fees will differ among ETMFs and may vary over time for each Fund depending on the estimated trading costs for its portfolio positions and Basket, processing costs and other considerations.  Transaction fees may include fixed amounts per creation or redemption event, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed.  Funds that substitute cash for Basket instruments may impose higher transaction fees on the substituted cash amount.  Higher transaction fees may apply to purchases and redemptions through DTC than through the NSCC.

Book Entry.  Fund shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for shares of each Fund. DTC, or its nominee, is the record owner of all outstanding shares of a Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or DTC participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. To exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Investments by Registered Investment Companies.   For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), Fund shares are issued by a registered investment company.  Accordingly, purchases of Fund shares by other registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC.   [ The Trust has received exemptive relief to permit registered investment companies to invest in Fund shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enters into a written agreement with the Trust regarding the terms of the investment in Fund shares ..]

Eaton Vance Domestic Equity ETMFs

37

Prospectus dated ______, 2014

Distribution

The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund. The Distributor does not receive compensation for its services to the Fund.

All orders to purchase Creation Units of a Fund must be placed with the Distributor by or through an Authorized Participant, and it is the responsibility of the Distributor to transmit such orders to the Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons purchasing Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to a Fund to implement the delivery of Creation Units.

The Distributor may make payments to financial intermediaries related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or for making shares of a Fund available to their customers. Such payments, which may be significant to the financial intermediary, are not made by a Fund. Rather, such payments are made by the Distributor from its own resources. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to a financial intermediary create conflicts of interest between such intermediary and its customers and may cause the intermediary to recommend a Fund over another investment.

Portfolio Holdings Disclosure

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter-end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end except for Small-Cap ETMF which posts calendar quarter-end holdings approximately two months after such quarter end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten Business Days after the period and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.  Due to lags in reporting, a Fund’s actual holdings may vary significantly from the most recent publicly disclosed portfolio composition.   The Basket used in creations and redemptions of Fund shares is not intended to be representative of current portfolio holdings and may vary significantly from the Fund’s current holdings ..

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Balanced ETMF and Large-Cap Value ETMF expect to declare and pay dividends quarterly, and Large-Cap Growth ETMF, Small-Cap ETMF and Stock ETMF expect to declare and pay dividends annually. Dividends may not be paid if Fund expenses exceed Fund income for the period.  In addition, each Fund intends to distribute any net realized capital gains, if any, annually. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from a Fund.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Eaton Vance Domestic Equity ETMFs

38

Prospectus dated ______, 2014

Additional Tax Information

A portion of any distribution of a Fund’s investment income may, and any distribution by a Fund of net realized short-term capital gains will, be taxed as ordinary income.  Distributions of any net gains from investments held for more than one year will be taxed as long-term capital gains.  Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund.  Distributions of investment income reported by a Fund as derived from “qualified dividend income” (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and the Fund level.  Over time, distributions by each Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains.  A portion of each Fund’s income distributions may be eligible for the dividends-received deduction for corporations.  A Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.  A return of capital generally will not be taxable to shareholders but will reduce the cost basis of a shareholder’s shares and result in a higher reported capital gain or a lower reported capital loss when those shares are redeemed.

The unearned income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax.  For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly).  Net investment income includes, among other things, interest (other than tax-exempt interest), dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities.  Net investment income is reduced by deductions “properly allocable” to this income.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution.  Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year.  A redemption of Fund shares is a taxable transaction.

Purchasers of Creation Units of shares on an in -kind basis will generally recognize a gain or loss on the purchase transaction equal to the difference between the market value of the Creation Units and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received).  Persons redeeming Creation Units in kind will generally recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received plus (or minus) the cash amount received (or paid). The Internal Revenue Service may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible. Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.

Each Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease the Fund’s yield on such securities.  These taxes may be reduced or eliminated under the terms of an applicable tax treaty.  Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund.  In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Certain foreign entities may be subject to a 30% withholding tax on dividend income paid after June 30, 2014 and on redemption proceeds paid after December 31, 2016 under the Foreign Account Tax Compliance Act (“FATCA”). To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to the Fund. For more detailed information regarding FATCA withholding and compliance, please refer to the Statement of Additional Information.

A Fund may be required to withhold, for U.S. federal income tax purposes, 28% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their tax advisors concerning the applicability of federal, state, local and other taxes to an investment.

Eaton Vance Domestic Equity ETMFs

39

Prospectus dated ______, 2014

More Information

About the Funds :  More information is available in the Statement of Additional Information.  The Statement of Additional Information is incorporated by reference into this Prospectus.  Additional information about each Fund’s investments will be available in the annual and semiannual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the past fiscal year.  You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the Fund at:

Eaton Vance ETMF Trust
Two International Place
Boston, MA 02110
Telephone:   [TBD]

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports):  at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website (www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Funds’ Investment Company Act No. is 811 -22982.
© 2014 Eaton Vance Management

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	__________,

The information in this prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale would be prohibited.

EATON VANCE ETMF TRUST

Eaton Vance Richard Bernstein All Asset Strategy ETMF®

Ticker  [          ]

Eaton Vance Richard Bernstein Equity Strategy ETMF®

Ticker  [          ]

Listing Exchange:  The NASDAQ Stock Market LLC

Prospectus Dated
_________, 2014

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Individual Fund shares may only be purchased and sold on a national securities exchange.  Trading prices of Fund shares are directly linked to a Fund’s next-computed net asset value per share (“NAV”) and will vary from NAV by a market-determined premium or discount.
See “Additional Information about Exchange-Traded Managed Funds” herein.

This Prospectus contains important information about the Funds.
 Please save it for reference.

Fund Summaries	3
Richard Bernstein All Asset Strategy ETMF	3
Richard Bernstein Equity Strategy ETMF	8
Important Information Regarding Fund Shares	12
Investment Objectives & Principal Policies and Risks	13
Additional Information about Exchange-Traded Managed Funds	18
Management and Organization	20
How Net Asset Value is Determined	20
Buying and Selling Shares	21
Distribution	23
Portfolio Disclosure	24
Fund Distributions	24
Additional Tax Information	24

Eaton Vance Richard Bernstein ETMFs

2

Prospectus dated _______, 2014

Fund Summaries

Eaton Vance Richard Bernstein All Asset Strategy ETMF

Investment Objective

The Fund’s investment objective is total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and Service (12b-1) Fees	none
Other Expenses *
Total Annual Fund Operating Expenses

*

Based on estimates for the current fiscal year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  Transaction costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

In seeking its investment objective, the Fund has flexibility to allocate its assets in markets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments.

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global market segments and asset classes at different times.  Exposures will vary among asset classes based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment.  It is expected that the macro-economic analysis will evolve over time and may include consideration of the following:  historical risk and return characteristics; global market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual equity security selection is based on quantitative screening and optimization to achieve desired market exposures while seeking to manage security-specific and other observable market risks.  The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained.  Securities may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view.

Eaton Vance Richard Bernstein ETMFs

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Prospectus dated _______, 2014

Under normal circumstances, the Fund currently expects to invest 0-75% of its net assets in equity securities, 25-90% in fixed-income securities, 0-25% in commodities (primarily through the use of exchange-traded funds (“ETFs”) that invest in commodities or commodities-related investments) and/or currencies, and 0-25% in cash and cash equivalents. The Fund may also invest in derivatives (as described below) to obtain such exposures.  To the extent the Fund holds cash as collateral for derivatives, the cash and cash equivalents range described above may be exceeded.

The Fund may invest without limit in both developed and emerging markets including securities denominated in foreign currencies and securities trading in the form of depositary receipts. The Fund may invest in fixed-income securities of any credit quality. Such investments may include, but are not limited to, corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of other sovereign nations, municipal obligations, mortgage-backed securities and inflation-linked debt securities.  The Fund may invest in stocks of companies of any capitalization, publicly traded real estate investment trusts, exchange-traded notes (“ETNs”), and ETFs and other pooled investment vehicles (including affiliated and unaffiliated mutual funds).  Investment in cash or cash equivalents may include U.S and foreign bank certificates of deposit, fixed time deposits, repurchase agreements, bankers’ acceptances and other short-term instruments with a remaining maturity of 397 days or less.  The Fund currently expects to gain exposures to certain types of investments principally through ETFs.  The Fund may also lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the fixed-income securities in its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities.  The Fund expects to use derivatives principally when seeking to gain exposure to equity or fixed-income securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts, but may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars, equity-linked securities and equity swap agreements; interest rate, total return, inflation and credit default swaps; forward rate agreements; and credit linked notes and other similarly structured products. The Fund may also engage in forward commitments.  There is no stated limit on the Fund’s use of derivatives.

About Exchange-Traded Managed Funds

The Fund operates as an exchange-traded managed fund, or “ETMF.”  ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be purchased or redeemed directly from the Fund.  Orders to purchase and sell Fund shares on an exchange are executed at a market-determined premium or discount to the Fund’s next-computed net asset value per share (“NAV”) (e.g., NAV+$0.01, NAV-$0.02).  The premium or discount is determined based on the balance of supply and demand for shares and other market factors.  The final price of each trade is determined and confirmed by the exchange after calculation of that day’s NAV. The Fund’s NAV is normally computed as of the close of regular market trading each business day (4:00 pm eastern time).

Investors may transact with the Fund through designated intermediaries (“Authorized Participants”) to purchase and redeem shares in prescribed large blocks of shares at NAV, plus or minus a transaction fee, as described under “Direct Purchases and Redemptions of Fund Shares” below.

There are important differences between ETMFs and exchange-traded funds (“ETFs”) and mutual funds.  Similar to ETFs, ETMF shares trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next NAV rather than determined contemporaneously in the market.  Linking ETMF trade execution prices to NAV provides transparency of trading costs that is not available in the same manner for ETFs. Purchases and redemptions of mutual fund shares are placed directly with the fund at the next NAV.

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund.  There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other

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Prospectus dated _______, 2014

transaction costs that may apply, frequent trading may detract from realized investment returns.  Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Equity Risk.  Fund performance is sensitive to stock market volatility. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to taper or reverse its quantitative easing stimulus program and/or increases interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a significant portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments that affect the performance of non-U.S. stocks. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price, which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them,

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Prospectus dated _______, 2014

the market price of an ETF may be more volatile than the value of the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Smaller Company Equity Risk.  The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of fixed-income securities may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer’s current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of fixed-income securities, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund’s operating expenses and adversely affect net asset value.

Interest Rate Risk.  In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may extend.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Municipal Bond Risk.  The amount of public information available about municipal bonds is generally less than for corporate equities or bonds, meaning that the investment performance of municipal bond investments may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner’s ability to sell its municipal bonds at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Currency Risk.  In general, fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of Fund securities denominated in that foreign currency. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars.  The value of foreign currencies as

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Prospectus dated _______, 2014

measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations.  A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. Exposure to foreign currencies through derivative instruments will be subject to derivative risks described herein.

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments and/or shares of an ETF that invests in such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower fail financially.  In addition, the basket of securities and/or cash used in the Fund’s creations and redemptions is not intended to be representative of its current portfolio holdings and may vary significantly from the portfolio.

Risks Associated with Active and Quantitative Management.  The Fund is an actively managed portfolio and its success depends upon the ability of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.  The sub-adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund.  There can be no assurance that these techniques will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money on an investment in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The Fund does not have a full calendar year of performance. Accordingly, no performance information is included here. Information on Fund performance can be found at www.eatonvance.com.

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser.  Richard Bernstein Advisors LLC (“RBA”).

Portfolio Manager.  The Fund is managed by Richard Bernstein, Chief Executive Officer and Chief Investment Officer of RBA, who has managed the Fund since its inception in _________ , 2014.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 12 of this Prospectus.

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Prospectus dated _______, 2014

Eaton Vance Richard Bernstein Equity Strategy ETMF

Investment Objective

The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and Service (12b-1) Fees	none
Other Expenses *
Total Annual Fund Operating Expenses

*

Based on estimates for the current fiscal year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  Transaction costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities of any rating or that are unrated, and/or in currencies. The Fund may invest an unlimited amount of its assets in foreign securities located in developed or emerging market countries, including securities trading in the form of depositary receipts. The Fund may invest in stocks of companies of any capitalization, publicly traded real estate investment trusts, exchange-traded notes (“ETNs”) and exchange-traded funds (“ETFs,” including commodity-related ETFs), and other pooled investment vehicles (including affiliated and unaffiliated mutual funds) to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”). The Fund may also lend its securities.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts.  However, the Fund may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange traded and over-the-counter options; equity collars; equity-linked securities and equity swap agreements. There is no stated limit on the Fund’s use of derivatives.

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Prospectus dated _______, 2014

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global equity market segments at different times.  Leading exposures will vary among growth and value; small, mid and large cap; U.S. and non-U.S., and developed and emerging markets, based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment.  It is expected that the macro-economic factors and indicators will evolve over time and may include the following:  global equity market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment and other factors. Individual stock selection will be based on quantitative screening and optimization to achieve desired market exposures while seeking to manage stock-specific and other observable market risks.  The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained.  Stocks may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view.

The Fund will exercise a flexible strategy and is not limited by investment style or by an issuer’s location, size, market capitalization or industry sector.  The strategy may have none, some or all of its assets invested in a particular market segment at a given time, and across market segments in relative proportions that change over time.  At any time, up to 100% of the Fund’s assets may be invested in either U.S. or foreign securities, including issuers domiciled in emerging market countries.

About Exchange-Traded Managed Funds

The Fund operates as an exchange-traded managed fund, or “ETMF.”  ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be purchased or redeemed directly from the Fund.  Orders to purchase and sell Fund shares on an exchange are executed at a market-determined premium or discount to the Fund’s next-computed net asset value per share (“NAV”) (e.g., NAV+$0.01, NAV-$0.02).  The premium or discount is determined based on the balance of supply and demand for shares and other market factors.  The final price of each trade is determined and confirmed by the exchange after calculation of that day’s NAV. The Fund’s NAV is normally computed as of the close of regular market trading each business day (4:00 pm eastern time).

Investors may transact with the Fund through designated intermediaries (“Authorized Participants”) to purchase and redeem shares in prescribed large blocks of shares at NAV, plus or minus a transaction fee, as described under “Direct Purchases and Redemptions of Fund Shares” below.

There are important differences between ETMFs and exchange-traded funds (“ETFs”) and mutual funds.  Similar to ETFs, ETMF shares trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next NAV rather than determined contemporaneously in the market.  Linking ETMF trade execution prices to NAV provides transparency of trading costs that is not available in the same manner for ETFs. Purchases and redemptions of mutual fund shares are placed directly with the fund at the next NAV.

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund.  There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns.  Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

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Prospectus dated _______, 2014

Equity Risk.  Fund performance is sensitive to stock market volatility. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Foreign and Emerging Market Investment Risk.  Because the Fund can invest a significant portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments that affect the performance of non-U.S. stocks. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Currency Risk.  In general, fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of Fund securities denominated in that foreign currency. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars.  The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations.  A devaluation of a currency by a country’s government or banking authority will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. Exposure to foreign currencies through derivative instruments will be subject to derivative risks described herein.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF’s investments and subjects it to a pro rata portion of the ETF’s fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price, which may vary from the ETF’s net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the value of the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Real Estate Investment Trust Risk.  Real estate investment trusts (“REITs”) are subject to special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land

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use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Fixed-Income Securities Risk. If the Fund invests in fixed-income securities, the Fund’s shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. An imbalance in supply and demand in the fixed-income market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market.  Investments rated below investment grade and comparable unrated securities have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.  Fixed-income markets have recently experienced a period of relatively high volatility.  If the Federal Reserve continues to taper or reverse its quantitative easing stimulus program and/or increases interest rates, fixed-income markets could experience continued high volatility.

Risks of Commodity-Related Investments.  The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments and/or shares of an ETF that invests in such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments.  Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower fail financially. In addition, the basket of securities and/or cash used in the Fund’s creations and redemptions is not intended to be representative of its current portfolio holdings and may vary significantly from the portfolio.

Risks Associated with Active and Quantitative Management.  The Fund is an actively managed portfolio and its success depends upon the ability of the sub-adviser to develop and effectively implement strategies to achieve the Fund’s investment objective.  Subjective decisions may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.  The sub-adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund.  There can be no assurance that these techniques will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money on an investment in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The Fund does not have a full calendar year of performance. Accordingly, no performance information is included here. Information on Fund performance can be found at www.eatonvance.com.

Management

Investment Adviser.    Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser.  Richard Bernstein Advisors LLC (“RBA”).

Portfolio Manager.  The Fund is managed by Richard Bernstein, Chief Executive Officer and Chief Investment Officer of RBA, who has managed the Fund since its inception in __________ , 2014.

For important information about purchase and sale of shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 12 of this Prospectus.

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Important Information Regarding Fund Shares

Direct Purchases and Redemptions of Fund Shares

Each Fund issues and redeems shares only in blocks of ____ shares or multiples thereof (“Creation Units”). Creation Units may be purchased or redeemed only by or through “Authorized Participants,” which are broker-dealer firms that have entered into agreements with the Fund’s distributor for this purpose. Each Fund issues and redeems Creation Units in return for the securities , other instruments and/or cash that the Fund specifies each business day (the “Basket”).  A Fund’s Basket is not intended to be representative of current holdings and may vary significantly from current portfolio positions.  Each Fund imposes transaction fees on Creation Units issued and redeemed to offset the cost to a Fund of processing the transaction and converting the Basket to or from the desired portfolio composition.   Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer as described above under “About Exchange-Traded Managed Funds.”

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund’s distributor may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective & Principal Policies and Risks

Each Fund is permitted to engage in the following investment practices to the extent set forth in “Fund Summaries” above.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in Fund Summaries.  Set forth below is additional information about such policies and risks of the Fund described in Fund Summaries above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Foreign and Emerging Market Investments.  Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of a foreign issuer’s assets or securities.  The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit a Fund’s ability to buy, sell, receive or deliver the securities.

As an alternative to holding foreign-traded investments, the Fund may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign investments).

The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in markets where the Fund is heavily invested, the Fund’s ability to transact in securities in such markets could become impaired. In such circumstances, the Fund may have to transact in more liquid securities than it would otherwise in order to meet Fund redemptions.  Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Foreign Currencies.  The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading.  Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.  Costs are incurred in connection with conversions between currencies.  The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to seek to enhance returns.  Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Fixed-Income Securities.  Fixed-income securities include all types of fixed and floating-rate bonds and notes, such as convertible securities; corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or “indexed” securities; loans; loan participations and assignments; delayed funding loans and revolving credit facilities; preferred securities; and bank certificates of deposit, fixed time deposits, bank deposits (or investments structured to provide the same type of exposure) and bankers’ acceptances of foreign and domestic banks and other debt instruments. Fixed-income securities are issued by: foreign governments or their subdivisions, agencies and government-sponsored enterprises; international agencies or supranational entities; the U.S. Government, its agencies or government-sponsored enterprises (or guaranteed thereby); central or quasi-sovereign banks and U.S. and foreign corporations.  Fixed-income securities include deep discount bonds, such as zero coupon

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bonds, deferred interest bonds, bonds or securities on which the interest is payable in-kind (“PIK securities”), which are debt obligations that are issued at a significant discount from face value, and securities purchased on a forward commitment or when-issued basis. While zero coupon bonds do not make periodic payments of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK securities provide that the issuer thereof may, at its option, pay interest in cash or in the form of additional securities.

Derivatives.  The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”).   Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.  Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing derivatives positions.  The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Certain derivative transactions may give rise to a form of leverage.  The Fund is required to segregate or “earmark” liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

Options on Securities, Indices and Currencies.  The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options.  There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options.  By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date.  If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller.  The Fund may purchase uncovered put options.  The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price.  If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period.  The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options.  A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by the Fund that can act as a partial hedge.  As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Covered Calls and Equity Collars.  While the Fund generally will write only covered call options, it may sell the instrument underlying a call option prior to entering into a closing purchase transaction on up to 5% of the Fund’s net assets, provided that such sale will not occur more than three days prior to the option buy back. In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

Futures Contracts.  The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific

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amount of an asset at a specified future date at a specified price.  The Fund also is authorized to purchase or sell call and put options on futures contracts.  The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts.  Certain forward foreign currency exchange contracts may be individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Forward contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Equity Swaps.  Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security.  The success of swap agreements is dependent on the investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Equity-Linked Securities.  Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock.  The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security.  Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security.  Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security.  In addition, while the Fund will seek to enter into such transactions only with parties that are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement.  This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous.

Interest Rate Swaps.  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments.  Interest rate swaps involve counterparty risk and the risk of imperfect correlation.

Credit Default Swaps.  Credit default swap agreements (“CDS”) enable the Fund to buy or sell credit protection on an individual issuer or basket of issuers (i.e., the reference instrument).  The Fund may enter into CDS to gain or short exposure to a reference instrument. Long CDS positions are utilized to gain exposure to a reference instrument (similar to buying the instrument) and are akin to selling insurance on the instrument. Short CDS positions are utilized to short exposure to a reference instrument (similar to shorting the instrument) and are akin to buying insurance on the instrument. In response to market events, federal and certain state regulators have proposed regulation of the CDS market. These regulations may limit the Fund’s ability to use CDS and/or the benefits of CDS. CDS involve risks, including the risk that the counterparty may be unable to fulfill the transaction or that the Fund may be required to purchase securities or other instruments to meet delivery obligations.  The Fund may have difficulty, be unable or may incur additional costs to acquire such securities or instruments.

Inflation Swaps.  Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps.  In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread.  These transactions involve risks, including counterparty risk.

Short Sales.  The Fund may engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated).  A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, the Fund must segregate liquid assets equal to (or otherwise cover) its obligations under the short sale.  The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of

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closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale.

Forward Commitments.  Fixed-income securities may be purchased on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future). In such a transaction, the Fund is securing what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Credit Quality.  Rating agencies are private services that provide ratings of the credit quality of certain fixed income securities.  In evaluating creditworthiness, the sub-adviser considers ratings assigned by rating agencies.  Credit ratings issued by rating agencies are based on a number of factors including, but not limited to, the issuer’s financial condition and the rating agency’s credit analysis, if applicable, at the time of rating.  The ratings assigned are not absolute standards of credit quality and do not evaluate market risks or necessarily reflect the issuer’s current financial condition. An issuer’s current financial condition may be better or worse than the current rating indicates. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security credit rating (for example, BBB- and Baa3 are within the investment grade rating) for purposes of the Fund’s investment limitations.  If a security is rated differently by rating agencies, the higher rating will be used for any Fund rating restrictions.

Lower Rated Securities.  Investments in obligations rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

U.S. Treasury and Government Agency Securities. U.S. Treasury securities (“Treasury Securities”) include U.S. Treasury obligations that differ in their interest rates, maturities and times of issuance.  Agency Securities include obligations issued or guaranteed by U.S. Government agencies or instrumentalities and government-sponsored enterprises.  Agency Securities may be guaranteed by the U.S. Government or they may be backed by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the obligations, or the credit of the agency or instrumentality.  While U.S. Government agencies may be chartered or sponsored by Acts of Congress, their securities are not issued and may not be guaranteed by the U.S. Treasury.  To the extent that the Fund invests in securities of government-sponsored enterprises, the Fund will be subject to the risks unique to such entities.  Government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”), the Private Export Funding Corporation (“PEFCO”), the Federal Deposit Insurance Corporation (“FDIC”), the Federal Farm Credit Banks (“FFCB”) and the Tennessee Valley Authority (“TVA”), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. Government.  The U.S. Government has provided financial support to Fannie Mae and Freddie Mac in the past, but there can be no assurance that it will support these or other government-sponsored enterprises in the future.  Treasury Securities and Agency Securities also include any security or agreement collateralized or otherwise secured by Treasury Securities or Agency Securities, respectively.  As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Eurodollar and Yankee Dollar Instruments.  The Fund may invest a portion of its assets in Eurodollar and Yankee Dollar instruments.  Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe.  Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries.  Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations.  These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry many of the same risks as investing in foreign securities.

Smaller Companies.  Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the

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securities of larger, more established companies.  Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

Real Estate Investment Trusts.  Real estate investment trusts (“REITs”) are subject to the special risks associated with real estate.  Securities of companies in the real estate industry are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others.  Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types.

Pooled Investment Vehicles.   The Fund may invest in pooled investment vehicles, including open- and closed-end investment companies affiliated or unaffiliated with the investment adviser. The market for common shares of closed-end investment companies and exchange-traded open-end funds is affected by the demand for those securities, regardless of the value of the fund’s underlying portfolio assets.  The Fund will indirectly bear its proportionate share of any management fees and expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests, except that management fees of affiliated funds may be waived.  If such fees exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summaries. Requirements of the Investment Company Act of 1940 (the “1940 Act”) may limit the Fund’s ability to invest in other investment companies, including ETFs, unless the investment company has received an exemptive order from the Securities and Exchange Commission on which the Fund may rely or an exemption under the 1940 Act is available. Investments in a pooled investment vehicle will count towards a Fund's 80% Policy (or other investment ranges described herein) if the vehicle invests primarily in the type of securities indicated in the Fund's 80% Policy or other investment policy.

Illiquid Securities.  The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities.  Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder.  Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Borrowing.  The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).  The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

Cash and Cash Equivalents.  The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

Market Trading Risks.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require the payment of brokerage commissions and expose the buyer or seller to other trading costs. Due to brokerage commissions and other trading costs, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below NAV , will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. An investor’s realized investment returns will be reduced if the investor sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. Shares may be purchased or redeemed in transactions directly with the Fund only in Creation Unit quantities by or through Authorized Participants.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below under “Buying and Selling Shares”) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

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Use of Master-Feeder Structure.  The Fund may invest all of its investable assets in an open-end management investment company (“master fund”) with substantially the same investment objective, policies and restrictions as the Fund. Any such master fund would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in a master fund at any time without shareholder approval.

General. Unless otherwise stated, the Fund's investment objective and certain other policies may be changed without shareholder approval. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information.  While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days' advance written notice of the change ..

Additional Information about Exchange-Traded Managed Funds

Description of ETMFs.   Each Fund is an exchange-traded managed fund, or ETMF.   ETMFs operate as follows:

•

ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles ;

•

ETMFs value their shares at the end of each business day by dividing the current value of their assets less liabilities by the number of shares outstanding (referred to as “net asset value per share” or “NAV”);

•

ETMFs issue and redeem shares only in transactions by or through Authorized Participants in Creation Unit blocks in exchange for the Basket of securities, other instruments and/or cash currently specified by the ETMF.  ETMFs issue and redeem Creation Units of shares at NAV, plus or minus a transaction fee that is intended to cover the cost of processing the transaction and converting the Basket to or from the desired composition;

•

Investors may purchase and sell shares of an ETMF on a national securities exchange through broker-dealers.  Individual shares may not be directly purchased or redeemed from the issuing fund;

•

Trading prices of ETMF shares are directly linked to the fund’s next end-of-day NAV utilizing a patented trading approach called “NAV-based trading.” In NAV-based trading, all bids, offers and share transaction prices are expressed as a market-determined premium or discount (e.g., +$0.01, -$0.02) to that day’s NAV. For each ETMF trade, the premium or discount to NAV is locked in upon trade execution and the final transaction price is determined once NAV is computed at the end of the day.  Investors are notified of the final price of each trade after the ETMF’s NAV is determined at the end of the trading day. See “Purchase and Sale of Fund Shares” below;

•

The premium or discount to NAV at which ETMF share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among broker-dealers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV.  There is no opportunity to transact intraday in ETMF shares based on current (versus end-of-day) determinations of fund value;

•

Prior to the beginning of market trading each business day, ETMFs will disclose the Basket of securities, other instruments and/or cash that it will accept from and deliver to Authorized Participants to settle purchases and redemptions of ETMF shares on that day.   See “Purchase and Sale of Fund Shares” below. The Basket is not intended to represent an ETMF’s current holdings and may vary significantly from the ETMF’s current portfolio positioning.

ETMFs seek to enhance their performance by utilizing a cost-efficient fund structure and by maintaining the confidentiality of current portfolio trading information. ETMFs are designed to be long-term investment vehicles and are not suited for short-term trading. As described below, there are important differences between ETMFs and ETFs and mutual funds ..

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

How ETMFs Differ from Mutual Funds.  Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the next-determined NAV. Shares of ETMFs, by contrast, cannot be directly purchased or redeemed except by or

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through Authorized Participants in Creation Unit quantities in exchange for the specified Basket.  Unlike ETMFs, mutual fund shares do not trade on an exchange.  Because trading prices of ETMF shares may vary from NAV, ETMFs may be more expensive to buy and sell than mutual funds.  Unlike shares of most mutual funds, ETMF shares generally may not be bought or sold in specified dollar quantities.

Relative to investing in mutual funds, the ETMF structure offers certain advantages that may translate into improved performance and higher tax efficiency.   More specifically:

•

One of the largest operating expenses for most mutual funds is transfer agency fees—the cost of maintaining shareholder accounts and processing shareholder transactions.  Because they are set up to take advantage of the highly efficient share settlement system of the Depositary Trust Company (“DTC”) used for publicly traded stocks and ETFs, ETMFs are expected to operate with lower transfer agency expenses than incurred by most mutual funds.

•

Unlike most mutual funds, ETMFs are designed to protect fund performance from dilution in connection with shareholder inflows and outflows.  For mutual funds, the costs of accommodating shareholder flows include the incremental trading costs incurred by the fund to resize its portfolio positions in response to inflows and outflows, and the foregone returns on portfolio cash held for flow-related reasons.  In the ETMF structure, flow-related fund costs can be minimized by issuing and redeeming shares in-kind, and substantially offset by imposing transaction fees on direct purchases and redemption of shares.

•

  The Internal Revenue Code provides that a fund’s distributions of appreciated property to meet redemptions do not result in recognition by the fund of capital gains on the distributed property. As noted above, ETMFs generally meet redemptions by distributing securities and other instruments, while mutual funds typically meet redemptions with cash.  To raise cash for redemptions, a mutual fund may be required to sell appreciated fund assets and thereby realize capital gains.  By avoiding this adverse tax effect, an ETMF that utilizes in-kind redemptions may achieve higher tax efficiency than a mutual fund that meets redemptions with cash.  ETMFs that meet redemptions entirely in cash should not be expected to be more tax efficient than similar mutual funds ..

Compared to many mutual funds, ETMFs have a simpler and lower-cost structure—a single class of shares with no sales loads or embedded distribution and service fees ..  In contrast to the fixed sales loads and distribution and service fees of mutual funds, the exchange-based distribution model of ETMFs positions broker-dealers to compete increasingly based on the prices they charge for services ..

How ETMFs Differ from ETFs.  Similar to ETFs, ETMF shares are issued and redeemed in Creation Unit quantities and trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next end-of-day NAV using NAV-based trading.  As described above, in NAV-based trading, all bids, offers and share transaction prices are expressed as a market-determined premium or discount (e.g., +$0.01, -$0.02 ) to that day’s NAV. For each trade, the premium or discount to NAV (which may be zero) is locked in upon trade execution and the final transaction price is determined once NAV is computed at the end of the day.  Different from ETFs, ETMFs do not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value.

Other distinctions between ETMFs and ETFs include:

•

Different from ETFs, ETMFs offer market makers a profit opportunity that does not require the management of intraday market risk.  To realize profits from ETMF market making, a market maker holding positions in ETMF shares accumulated intraday need only transact with the ETMF to purchase ( or redeem) a corresponding number of Creation Units, buy (sell) the equivalent quantities of Basket instruments at market-closing or better prices, and dispose of any remaining sub-Creation Unit share inventory through secondary market transactions prior to the close.  Because making markets in ETMFs is simple to manage and low risk, competition among market makers seeking to earn reliable, low-risk profits should enable ETMFs to routinely trade at tight bid-ask spreads and narrow premiums/discounts to NAV.

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•

Unlike actively managed ETFs, ETMFs are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of ETMFs does not involve non-Basket instruments, the need for portfolio holdings disclosure to achieve tight markets in ETMF shares is eliminated.  By removing the requirement for daily holdings disclosure , ETMFs may significantly expand the range of potential active investment strategies available in an exchange-traded structure.

Different from conventional ETF trading, the NAV-based trading employed for ETMF shares provides built-in trade execution cost transparency and the ability to control transaction costs using limit orders.  Because ETMF shares trade at prices based on their NAV, investors can buy and sell shares at a known premium or discount to NAV.  This feature of ETMFs distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not normally known to individual investors and cannot be controlled by them.

Management and Organization

Management.  Each Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), a registered investment adviser with offices at Two International Place, Boston, MA 02110.   Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $290 billion on behalf of mutual funds, institutional clients and individuals.

Richard Bernstein All Asset Strategy ETMF.  Eaton Vance manages the investments of the Richard Bernstein All Asset Strategy ETMF and provides administrative services and related office facilities. Under its investment advisory and administrative agreement, Eaton Vance receives a fee of ________________.

Richard Bernstein Equity Strategy ETMF.  Eaton Vance manages the investments of the Richard Bernstein Equity Strategy  ETMF and provides administrative services and related office facilities. Under its investment advisory and administrative agreement, Eaton Vance receives a fee of ________________.

Pursuant to investment sub-advisory agreements, Eaton Vance has delegated the investment management of each Fund to Richard Bernstein Advisors LLC (“RBA”), a registered investment adviser. RBA is located at Tower 45, 120 West 45th Street, 19th Floor, New York, NY 10036. Eaton Vance pays RBA a portion of its fees for sub-advisory services provided to each Fund.

Each Fund has been managed by Richard Bernstein since inception in _______,2014.    Mr. Bernstein is the Chief Executive Officer and Chief Investment Officer of RBA (since its founding in 2009). Prior to founding RBA, Mr. Bernstein was Chief Investment Strategist (2006-2009) and Chief U.S. Strategist (2001-2006) at Merrill Lynch & Co.

Each Fund’s _________________ report covering the fiscal period ended _______ will provide information regarding the basis for the Trustees’ approval of the investment advisory agreement with regard to each Fund.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Distributor.   ______________________ , (the “Distributor”) is each Fund’s distributor.  The Distributor distributes Creation Units of a Fund, but does not maintain a secondary market in shares of a Fund.  The Distributor’s principal address is _______________________ .

ETMF Licensing and Services Agreement.   ETMF® is a registered trademark of Navigate Fund Solutions, LLC (“Navigate”), an affiliate of Eaton Vance.  Navigate owns certain technology and patents relating to NAV-based trading.  [Information about the Licensing and Services Agreement to be added by Amendment.]

Organization.  The Fund is a series of Eaton Vance ETMF Trust, a Massachusetts business trust (the “Trust”).  The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

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How Net Asset Value is Determined

Each Fund values its shares once each day only when the New York Stock Exchange (the “NYSE”) is open for trading (typically Monday through Friday), as of the close of regular trading on the NYSE (normally 4:00 p.m. eastern time) (the “valuation time”).  The net asset value is determined by dividing the current value of a Fund’s assets less liabilities by the number of Fund shares outstanding and rounding to the nearest cent.  As described under “Buying and Selling Shares” below, Fund shares trade in the secondary market at a Fund’s next-computed NAV plus or minus a market-based premium or discount determined at the time of trade execution.   Investors transacting in Fund shares will be informed of their final trade price by the Listing Exchange after a Fund’s NAV is determined at the end of the trading day.

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. The investment adviser has delegated daily valuation of each Fund to the sub-adviser.  Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices.  Most debt securities are valued by an independent pricing service.  In certain situations, the investment adviser or sub-adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value.  In addition, for foreign equity securities and futures contracts on foreign indices that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed.  The investment adviser and sub-adviser expect to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale.  Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Buying and Selling Shares

Trading in the Secondary Market.  Shares of each Fund are listed and available for trading on The NASDAQ Stock Market LLC (the “Listing Exchange”) during the Listing Exchange’s core trading session (generally 9:30 am until 4:00 pm eastern time).   Shares may also be bought and sold on other national securities exchanges that have obtained appropriate licenses, adopted applicable exchange rules and developed systems to support trading in Fund shares.  There can be no guarantee that an active trading market will develop or be maintained, or that a Fund’s listing will continue or remain unchanged. Each Fund does not impose any minimum investment for shares of a Fund purchased on an exchange.

Fund shares may be purchased and sold in the secondary market only through a broker-dealer (“Broker”).  When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. Due to applicable brokerage charges and other trading costs, frequent trading may detract from realized investment returns. Trading commissions are frequently a fixed dollar amount, and therefore may be proportionately more costly when buying or selling small amounts of shares.

When you buy or sell shares in the secondary market, you will pay or receive a Fund’s next-computed NAV plus or minus a market-based premium or discount determined at the time of trade execution. For example, if you purchase Fund shares at NAV +$0.02 and a Fund’s next-computed NAV is $20.00 per share, then the final price of your purchase would be $20.02 per share.  If you sell Fund shares at NAV -$0.02 and a Fund’s next-computed NAV is $20.00 per share, then the final sale price you receive would be $19.98 per share.  The final price of each purchase and sale of Fund shares is determined and confirmed by the Listing Exchange after calculation of that day’s NAV.

The premium or discount to NAV at which a Fund’s share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among broker-dealers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices for Fund shares in the secondary market may be above, at or below NAV ..  Trading premiums and discounts to a Fund’s NAV may be significant.   Different from how Fund shares trade, purchases and sales of mutual fund shares are made at the next-determined NAV and transactions in shares of ETFs are priced intraday and not directly related to the ETF’s NAV.

Information regarding the share’s trading history is available on a Fund’s website at http://www.eatonvance.com.  The website displays, on a per share basis updated each business day, the prior business day’s NAV, and the following trading information for such day: (a) intraday high, low, average and closing prices of shares in exchange trading, expressed as premiums/discounts to NAV; (b) the midpoint of the highest bid and lowest offer prices as of the close of exchange trading, expressed as a

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premium/discount to NAV; (c) the spread between highest bid and lowest offer prices as of the close of exchange trading; and (d) volume of shares traded. The website also includes charts showing the frequency distribution and range of values of NAV-based trading prices, closing bid/ask midpoints and closing bid/ask spreads over time.  This trading information is intended to provide useful guidance to current buyers and sellers of Fund shares.

Trading prices of shares are directly linked to a Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until a Fund’s NAV is determined at the end of the trading day.  Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

The Listing Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  A “Business Day” with respect to a Fund’s secondary market trading and transaction in Creation Units is each day the Listing Exchange is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the Listing Exchange closes earlier than normal a Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the Statement of Additional Information for more information.

Shares of a Fund may be acquired from the Fund through the Distributor or redeemed from the Fund only in Creation Units or multiples thereof, as discussed in “Creations and Redemptions” below.

Intraday Indicative Values.  At periodic intervals of not more than 15 minutes during the Listing Exchange’s regular trading session, an indicative estimate of a Fund’s current portfolio value (“Intraday Indicative Value” or “IIV”) will be disseminated. The IIV calculations are estimates of the real-time value of a Fund’s underlying holdings based on current market prices and should not be viewed as an update of the NAV of a Fund, which is calculated only once a day.  The purpose of IIVs is to help investors determine the number of shares to buy or sell if they want to transact in an approximate dollar amount.   Because IIVs will generally differ from the end-of-day NAV of a Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold.   Investors should understand that share transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility.  Neither a Fund, the Trust or any of their affiliates are involved in, or responsible for, the calculation or dissemination of IIVs nor make any warranty as to their accuracy.  An inaccuracy in an IIV could result from various factors, including difficulty pricing portfolio instruments on an intraday basis.

Creations and Redemptions.  Each Fund issues and redeems shares only in Creation Unit blocks of ____ shares or multiples thereof. Creation Units may be purchased or redeemed only by or through Authorized Participants. Each Authorized Participant must enter into an authorized participant agreement with the Distributor.  A creation transaction, which is subject to acceptance by each Fund’s Distributor, generally takes place when an Authorized Participant submits an order in proper form and deposits into a Fund the Basket of securities , other instruments and/or cash that the Fund specifies for that day ..

To preserve the confidentiality of a Fund’s trading activities, the Adviser anticipates that the Basket will normally not be a pro rata slice of the Fund’s portfolio positions and may vary significantly from a Fund’s current portfolio.  Securities being acquired will generally be excluded from the Basket until their purchase is completed and securities being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the Adviser to be in the best interest of a Fund and its shareholders, other portfolio positions may be excluded from the Basket. Whenever portfolio positions are excluded from the Basket, the Basket may include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions.  See “Buying and Selling Shares - Purchase and Redemption of Creation Units” in the Statement of Additional Information.   By not disclosing its full holdings currently, a Fund can maintain the confidentiality of portfolio trading information and mitigate the potentially dilutive effects of other market participants front-running the Fund’s trades.

Shares may be redeemed only in Creation Units in exchange for the current Basket as described above. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the Authorized Participant agreement, plus or minus the applicable transaction fee (see “Transaction Fees” below).  Transactions in Creation Units are not subject to a sales charge.

A creation or redemption order is considered to be in proper form if all procedures set forth in the Authorized Participant agreement, order form and Statement of Additional Information are properly followed. For an order to be in proper form, the order must be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund the order relates

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to, type of order, number of Creation Units being issued or redeemed, and personal identification number, signature and/or other means of identification of the authorized person).

Each Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with securities, including that the securities accepted for deposit and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, under the Authorized Participant agreement, a shareholder that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

Because new shares may be issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether a party is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Each Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, each Fund reserves the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board of Trustees of the Trust evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of each Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike most mutual funds, each Fund charges transactions fees on purchases and redemptions that are designed to protect a Fund from the associated dilution (see “Transaction Fees” below). Given each Fund’s structure and use of transaction fees, the Board has determined that it is unlikely that attempts to market time a Fund by shareholders will materially harm a Fund or its shareholders ..

Transaction Fees.   Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to a Fund of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs (i.e., brokerage commissions, bid-ask spread and market impact expense) incurred in converting the Basket to or from the desired portfolio composition.  The transaction fee is determined daily and will be limited to amounts approved by the Board of Trustees and determined by the Adviser to be appropriate to defray the expenses that each Fund incurs in connection with the purchase or redemption.  The purpose of transaction fees is to protect a Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units.  The amount of transaction fees will differ among ETMFs and may vary over time for each Fund depending on the estimated trading costs for its portfolio positions and Basket, processing costs and other considerations.  Transaction fees may include fixed amounts per creation or redemption event, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed.  Funds that substitute cash for Basket instruments may impose higher transaction fees on the substituted cash amount.  Higher transaction fees may apply to purchases and redemptions through DTC than through the NSCC.

Book Entry.  Fund shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for shares of each Fund. DTC, or its nominee, is the record owner of all outstanding shares of a Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or DTC participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. To exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

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Investments by Registered Investment Companies.   For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), Fund shares are issued by a registered investment company.  Accordingly, purchases of Fund shares by other registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC.   [ The Trust has received exemptive relief to permit registered investment companies to invest in Fund shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enters into a written agreement with the Trust regarding the terms of the investment in Fund shares ..]

Distribution

The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund. The Distributor does not receive compensation for its services to the Fund.

All orders to purchase Creation Units of a Fund must be placed with the Distributor by or through an Authorized Participant, and it is the responsibility of the Distributor to transmit such orders to the Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons purchasing Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to a Fund to implement the delivery of Creation Units.

The Distributor may make payments to financial intermediaries related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or for making shares of a Fund available to their customers. Such payments, which may be significant to the financial intermediary, are not made by a Fund. Rather, such payments are made by the Distributor from its own resources. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to a financial intermediary create conflicts of interest between such intermediary and its customers and may cause the intermediary to recommend a Fund over another investment.

Portfolio Disclosure

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter-end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten Business Days after the period and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.  Due to lags in reporting a Fund’s actual holdings may vary significantly from the most recent publicly disclosed portfolio composition.   The Basket used in creations and redemptions of Fund shares is not intended to be representative of current portfolio holdings and may vary significantly from the Fund’s current holdings ..

Fund Distributions

Each Fund expects to pay any required distributions annually, and intents to distribute any net realized capital gains annually.  Dividend payments may not be paid if Fund expenses exceed Fund income for the period.  Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from a Fund.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If

Eaton Vance Richard Bernstein ETMFs

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Prospectus dated _______, 2014

this service is available and used, dividend distributions will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Additional Tax Information

A portion of any distribution of a Fund’s investment income and any distribution by a Fund of net realized short-term capital gains may be taxed as ordinary income. Distributions of any net gains from investments held for more than one year will be taxed as long-term capital gains. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of investment income reported by a Fund as derived from “qualified dividend income” (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. Over time, distributions by each Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains.  A portion of each Fund’s income distributions may be eligible for the dividends-received deduction for corporations. A Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

The unearned income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax.  For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly).  Net investment income includes, among other things, interest (other than tax-exempt interest), dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities.  Net investment income is reduced by deductions “properly allocable” to this income.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares is a taxable transaction.

Purchasers of Creation Units of shares on an in -kind basis will generally recognize a gain or loss on the purchase transaction equal to the difference between the market value of the Creation Units and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received).  Persons redeeming Creation Units in kind will generally recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received plus (or minus) the cash amount received (or paid). The Internal Revenue Service may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible. Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.

Each Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which may decrease the Fund’s yield on such securities. These taxes may be reduced or eliminated under the terms of an applicable tax treaty.  Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Certain foreign entities may be subject to a 30% withholding tax on dividend income paid after June 30, 2014 and on redemption proceeds paid after December 31, 2016 under the Foreign Account Tax Compliance Act (“FATCA”). To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to a Fund. For more detailed information regarding FATCA withholding and compliance, please refer to the Statement of Additional Information.

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Prospectus dated _______, 2014

A Fund may be required to withhold, for U.S. federal income tax purposes, 28% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Certain shareholders are exempt from backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their advisors concerning the applicability of federal, state, local and other taxes to an investment.

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More Information

About the Fund:  More information is available in the Statement of Additional Information.  The Statement of Additional Information is incorporated by reference into this Prospectus.  Additional information about each Fund’s investments will be available in the annual and semiannual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year.  You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting a Fund at:

Eaton Vance ETMF Trust
Two International Place
Boston MA 02110
Telephone: [TBD]

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports):  at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website (www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov ..

The Funds’ Investment Company Act No. is 811 -22982.
© 2014 Eaton Vance Management

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	__________,

The information in this prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale would be prohibited.

Eaton Vance ETMF Trust

Parametric Emerging Markets ETMF®

Ticker  [          ]

Parametric International Equity ETMF®

Ticker  [          ]

Listing Exchange:  The NASDAQ Stock Market LLC

Prospectus Dated
_________, 2014

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Individual Fund shares may only be purchased and sold on a national securities exchange.  Trading prices of Fund shares are directly linked to a Fund’s next-computed net asset value per share (“NAV”) and will vary from NAV by a market-determined premium or discount.
See “Additional Information about Exchange-Traded Managed Funds” herein.

This Prospectus contains important information about the Funds.
 Please save it for reference.

Fund Summaries	3
Parametric Emerging Markets ETMF	3
Parametric International Equity ETMF	7
Important Information Regarding Fund Shares	11
Investment Objectives & Principal Policies and Risks	12
Additional Information about Exchange-Traded Managed Funds	15
Management and Organization	17
How Net Asset Value is Determined	18
Buying and Selling Shares	18
Distribution	21
Portfolio Disclosure	21
Fund Distributions	22
Additional Tax Information	22

Parametric ETMFs

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Prospectus dated  _________, 2014

Fund Summaries

Parametric Emerging Markets ETMF

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and Service (12b-1) Fees	none
Other Expenses *
Total Annual Fund Operating Expenses

*

Based on estimates for the current fiscal year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  Transaction costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in emerging market countries (the “80% Policy”).  A company will be considered to be located in an emerging market country if it is domiciled in or derives more than 50% of its revenues or profits from emerging market countries.  Emerging market countries are generally countries not considered to be developed market countries, and therefore not included in the MSCI World Index.  The Fund intends to invest primarily in securities of companies located in countries included in the MSCI Emerging Markets Index or the MSCI Frontier Markets Index.  Securities acquired by the Fund are typically listed on stock exchanges in emerging market countries, but also may include securities traded in markets outside these countries, including securities trading in the form of depositary receipts.  For purposes of the Fund’s 80% Policy, depositary receipts are considered to be securities of a company located in an emerging market country if the company is domiciled in or derives more than 50% of its revenues or profits from emerging market countries.  The Fund may invest in companies with a broad range of market capitalizations, including those of smaller, less seasoned companies.  More than 25% of the Fund’s

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Prospectus dated  _________, 2014

total assets may be denominated in any single currency.  The Fund may also invest in other pooled investment vehicles (including exchange-traded funds and affiliated and unaffiliated mutual funds) to the extent permitted by the Investment Company Act of 1940 and may lend its securities.

The Fund may engage in derivative transactions as a substitute for the purchase or sale of securities or currencies or to attempt to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement. Permitted derivatives include :  forward foreign currency exchange contracts, options and equity-linked securities (such as participation notes, equity swaps and zero strike calls and warrants). There is no stated limit on the Fund’s use of derivatives.

The Fund seeks to employ a top-down, disciplined and systematic investment process that emphasizes broad exposure and diversification among emerging market countries, economic sectors and issuers.  This rules-based strategy utilizes targeted allocation and systematic rebalancing to take advantage of certain quantitative and behavioral characteristics of emerging markets identified by the portfolio managers.  The portfolio managers select and allocate across countries based on factors such as size, liquidity, level of economic development, local economic diversification, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is, the Fund intends to allocate its portfolio holdings to more emerging market countries rather than fewer emerging market countries. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented emerging market countries and attempts to reduce concentration risks relative to a capitalization-weighted index.

The Fund’s country allocations are rebalanced to their target weights if they exceed a certain pre-determined overweight.  The frequency of rebalancing depends on the volatility and trading costs of the individual country.  This has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries which have underperformed. Within each country, the Fund seeks to maintain exposure across key economic sectors, such as industrial/technology, consumer, utilities, basic industry/resource and financial. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers select individual securities as representatives of their economic sectors and generally weight them by their relative capitalization within that sector.

About Exchange-Traded Managed Funds

The Fund operates as an exchange-traded managed fund, or “ETMF.”  ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be purchased or redeemed directly from the Fund.  Orders to purchase and sell Fund shares on an exchange are executed at a market-determined premium or discount to the Fund’s next-computed net asset value per share (“NAV”) (e.g., NAV+$0.01, NAV-$0.02).  The premium or discount is determined based on the balance of supply and demand for shares and other market factors.  The final price of each trade is determined and confirmed by the exchange after calculation of that day’s NAV. The Fund’s NAV is normally computed as of the close of regular market trading each business day (4:00 pm eastern time).

Investors may transact with the Fund through designated intermediaries (“Authorized Participants”) to purchase and redeem shares in prescribed large blocks of shares at NAV, plus or minus a transaction fee, as described under “Direct Purchases and Redemptions of Fund Shares” below.

There are important differences between ETMFs and exchange-traded funds (“ETFs”) and mutual funds.  Similar to ETFs, ETMF shares trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next NAV rather than determined contemporaneously in the market.  Linking ETMF trade execution prices to NAV provides transparency of trading costs that is not available in the same manner for ETFs. Purchases and redemptions of mutual fund shares are placed directly with the fund at the next NAV.

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

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Prospectus dated  _________, 2014

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund.  There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns.  Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Equity Risk. Fund performance is sensitive to stock market volatility. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks (such as large-cap or value stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invest a significant portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments that affect the performance of non-U.S. stocks. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower fail financially.  In addition, the basket of securities and/or cash used in the Fund’s creations and redemptions is not intended to be representative of its current portfolio holdings and may vary significantly from the portfolio.

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Prospectus dated  _________, 2014

Rules-Based Management Risks.  The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to market risk.  The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based country weighting process, a systematic sector allocation methodology and a disciplined rebalancing model.  The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money on an investment in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The Fund does not have a full calendar year of performance. Accordingly, no performance information is included here. Information on Fund performance can be found at www.eatonvance.com.

Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser.  Parametric Portfolio Associates LLC (“Parametric”).

Portfolio Managers

Timothy Atwill, Managing Director at Parametric, has co-managed the Fund since its inception in __________, 2014.

Thomas Seto, Managing Director and Director of Portfolio Management of Parametric, has co-managed the Fund since its inception in __________, 2014.

David M. Stein, Managing Director and Chief Investment Officer of Parametric, has co-managed the Fund since its inception in _________, 2014.

For important information about purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 11 of this Prospectus.

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Prospectus dated  _________, 2014

Parametric International Equity ETMF

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and Service (12b-1) Fees	none
Other Expenses *
Total Annual Fund Operating Expenses

*

Based on estimates for the current fiscal year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that the Fund provides a return of 5% a year and that Fund operating expenses remain the same.  Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  Transaction costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities (the “80% Policy”).  The Fund invests primarily in companies domiciled in developed markets outside of the United States, including securities trading in the form of depositary receipts.  The Fund invests primarily in common stocks of companies domiciled in countries represented in the MSCI EAFE Index.  The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries.  The Fund may invest in companies with a broad range of market capitalizations, including those  of smaller, less seasoned companies.  The Fund intends to invest in not less than five different countries and more than 25% of the Fund’s total assets may be denominated in any single currency.

The Fund may enter into forward foreign currency exchange contracts  to attempt to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement .. There is no stated limit on the Fund’s use of derivatives.  The Fund may also invest in other pooled investment vehicles (including exchange-traded funds and affiliated and unaffiliated mutual funds) to the extent permitted by the Investment Company Act of 1940 and may lend its securities.

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Prospectus dated  _________, 2014

The Fund seeks to employ a top-down, disciplined and systematic investment process that emphasizes broad exposure and diversification among developed markets outside of the United States, economic sectors and issuers.  This rules-based strategy utilizes targeted allocation and systematic rebalancing to take advantage of certain quantitative and behavioral characteristics of developed markets identified by the portfolio managers.  The portfolio managers select and allocate across countries based on factors such as market capitalization, volatility, correlation to other markets, liquidity, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is the Fund intends to allocate its portfolio holdings to more developed markets outside of the United States rather than fewer developed markets. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented developed markets and attempts to reduce concentration risks relative to a capitalization-weighted index.

The Fund’s country allocations are rebalanced periodically to their target weights, which has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries that have underperformed. The Fund seeks to maintain exposure across key economic sectors, such as technology, telecommunications, utilities, health care, energy, materials, consumer staples, consumer discretionary, industrials and financials. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers select individual securities as representatives of their countries and economic sectors with the objective of minimizing portfolio risk and maintaining broad diversification.

About Exchange-Traded Managed Funds

The Fund operates as an exchange-traded managed fund, or “ETMF.”  ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be purchased or redeemed directly from the Fund.  Orders to purchase and sell Fund shares on an exchange are executed at a market-determined premium or discount to the Fund’s next-computed net asset value per share (“NAV”) (e.g., NAV+$0.01, NAV-$0.02).  The premium or discount is determined based on the balance of supply and demand for shares and other market factors.  The final price of each trade is determined and confirmed by the exchange after calculation of that day’s NAV. The Fund’s NAV is normally computed as of the close of regular market trading each business day (4:00 pm eastern time).

Investors may transact with the Fund through designated intermediaries (“Authorized Participants”) to purchase and redeem shares in prescribed large blocks of shares at NAV, plus or minus a transaction fee, as described under “Direct Purchases and Redemptions of Fund Shares” below.

There are important differences between ETMFs and exchange-traded funds (“ETFs”) and mutual funds.  Similar to ETFs, ETMF shares trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next NAV rather than determined contemporaneously in the market.  Linking ETMF trade execution prices to NAV provides transparency of trading costs that is not available in the same manner for ETFs. Purchases and redemptions of mutual fund shares are placed directly with the fund at the next NAV.

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

Principal Risks

Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund.  There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns.  Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired shares.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday

Parametric ETMFs

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Prospectus dated  _________, 2014

indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Equity Investing Risk. Fund performance is sensitive to stock market volatility. Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors. Market conditions may affect certain types of stocks (such as large-cap or value stocks) to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline. Although stock prices can rebound, there is no assurance that values will return to previous levels.

Foreign Investment Risk. Because the Fund invest a significant portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments that affect the performance of non-U.S. stocks. Investment markets in foreign countries may be smaller, less liquid and more volatile than he major markets in the United States.  Trading in foreign markets often involves higher expense than trading in the United States.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including political, economic and market risks.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund.  When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the sub-adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Rules-Based Management Risks.  The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to market risk.  The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based country weighting process, a systematic sector allocation methodology and a disciplined rebalancing model.  The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money on an investment in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The Fund does not have a full calendar year of performance. Accordingly, no performance information is included here. Information on Fund performance can be found at www.eatonvance.com.

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Management

Investment Adviser.  Eaton Vance Management (“Eaton Vance”).

Investment Sub-Adviser.  Parametric Portfolio Associates LLC (“Parametric”).

Portfolio Managers

Paul Bouchey, Managing Director of Parametric, has co-managed the Fund since its inception in __________, 2014.

Thomas Seto, Managing Director and Director of Portfolio Management of Parametric, has co-managed the Fund since its inception in ___________, 2014.

David Stein, Managing Director and Chief Investment Officer of Parametric, has co-managed the Fund since its inception in __________, 2014.

For important information about purchase and sale of fund shares, taxes and financial intermediary compensation, please turn to “Important Information Regarding Fund Shares” on page 11 of this Prospectus.

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Important Information Regarding Fund Shares

Direct Purchases and Redemptions of Fund Shares

Each Fund issues and redeems shares only in blocks of ____ shares or multiples thereof (“Creation Units”). Creation Units may be purchased or redeemed only by or through “Authorized Participants,” which are broker-dealer firms that have entered into agreements with the Fund’s distributor for this purpose. Each Fund issues and redeems Creation Units in return for the securities , other instruments and/or cash that the Fund specifies each business day (the “Basket”). A Fund’s Basket is not intended to be representative of current holdings and may vary significantly from current portfolio positions.  Each Fund imposes transaction fees on Creation Units issued and redeemed to offset the cost to a Fund of processing the transaction and converting the Basket to or from the desired portfolio composition.   Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer as described above under “About Exchange-Traded Managed Funds.”

Tax Information

Each Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund’s distributor may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective & Principal Policies and Risks

Each Fund is permitted to engage in the following investment practices to the extent set forth in “Fund Summaries” above. References to the “Fund” below are to each Fund, as applicable.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in “Fund Summaries.”  Set forth below is additional information about such policies and risks of the Fund described in “Fund Summaries” above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

Foreign and Emerging Market Investments.  Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Because foreign issuers may not be subject to uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures comparable to those in the United States, there may be less publicly available information about such foreign issuers.  Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets.

Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of a foreign issuer’s assets or securities.  The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit the Fund’s ability to buy, sell, receive or deliver the securities.

As an alternative to holding foreign-traded investments, the Fund may invest in U.S. dollar-denominated investments of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign investments and are subject to many of the risks associated with investing directly in foreign securities. Unless otherwise stated in Fund Summaries, such investments are not subject to any stated limitation on investing in foreign investments.

The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries, which may offer higher potential for gains and losses than investments in the developed markets of the world. Political and economic structures in emerging market countries generally lack the social, political and economic stability of developed countries, which may affect the value of the Fund’s investments in these countries and also the ability of the Fund to access markets in such countries. Governmental actions can have a significant effect on the economic conditions in emerging market countries, which also may adversely affect the value and liquidity of the Fund’s investments. The laws of emerging market countries relating to the limited liability of corporate shareholders, fiduciary duties of officers and directors, and bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. If extended closings were to occur in markets where the Fund is heavily invested, the Fund’s ability to transact in securities in such markets could become impaired. In such circumstances, the Fund may have to transact in more liquid securities than it would otherwise in order to meet Fund redemptions.  Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Foreign Currencies.  The value of foreign assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading.  Foreign currencies also are subject to settlement, custodial and other operational risks. Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.  Costs are incurred in connection with conversions between currencies.  The Fund may engage in spot transactions and forward foreign currency exchange contracts, purchase and sell options on currencies and purchase and sell currency futures contracts and related options thereon (collectively, “Currency Instruments”) to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to seek to enhance returns.  Use of Currency Instruments may involve substantial currency risk and may also involve counterparty, leverage or liquidity risk.

Derivatives.  The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest or any related security, instrument, index or economic indicator (“reference instruments”). The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies.  Derivatives are financial instruments the value of which is derived from the underlying reference instrument. Derivatives transactions can involve substantial risk.

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Derivatives typically allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The Fund incurs costs in connection with opening and closing derivatives positions.  The Fund may engage in the derivative transactions set forth below, as well as in other derivative transactions with substantially similar characteristics and risks.

Certain derivative transactions may give rise to a form of leverage.  The Fund is required to segregate or “earmark” liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.  The loss on leverage transactions may substantially exceed the initial investment.

Options on Securities, Indices and Currencies.  The Fund may engage in transactions in exchange-traded and over-the-counter (“OTC”) options.  There are several risks associated with transactions in options such as imperfect correlation, counterparty risk and an insufficient liquid secondary market for particular options.  By buying a put option, the Fund acquires a right to sell the underlying instrument at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the instrument until the put option expires. The Fund will pay a premium to the seller of the option for the right to receive payments of cash to the extent that the value of the applicable instrument declines below the exercise price as of the option valuation date.  If the price of the instrument is above the exercise price of the option as of the option valuation date, the option expires worthless and the Fund will not be able to recover the option premium paid to the seller.  The Fund may purchase uncovered put options.  The Fund also has authority to write (i.e., sell) put options. The Fund will receive a premium for writing a put option, which increases the Fund's return. In writing a put option, the Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the exercise price.  If the value of the instrument on the option expiration date is above the exercise price, the option will generally expire worthless and the Fund, as option seller, will have no obligation to the option holder.

A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying instrument at the exercise price at any time during the option period.  The Fund also is authorized to write (i.e., sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options.  A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified instruments owned by the Fund at a specified future date and price set at the time of the contract. The Fund's ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by the Fund that can act as a partial hedge.  As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Futures Contracts.  The Fund may engage in transactions in futures contracts and options on futures contracts. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price.  The Fund also is authorized to purchase or sell call and put options on futures contracts.  The primary risks associated with the use of futures contracts and options are imperfect correlation, liquidity, unanticipated market movement and counterparty risk.

Forward Foreign Currency Exchange Contracts.  Certain forward foreign currency exchange contracts may be individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Forward contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forwards. As a result, available information may not be complete.

Equity Swaps.  Equity swaps involve the exchange by the Fund with another party of their respective returns as calculated on a notional amount of an equity index (such as the S&P 500 Index), basket of equity securities, or individual equity security.  The success of swap agreements is dependent on the investment adviser’s ability to predict correctly whether

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certain types of investments are likely to produce greater returns than other investments. Other risks include liquidity and counterparty risk.

Equity-Linked Securities.  Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants.  Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or sometimes a single stock.  The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security.  Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security.  Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security.  In addition, while the Fund will seek to enter into such transactions only with parties that are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement.  This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous.

Smaller Companies.  Securities of smaller, less seasoned companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the securities of larger, more established companies.  Because of the absence of any public trading market for some of these investments (such as those which are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

Pooled Investment Vehicles.   The Fund may invest in pooled investment vehicles, including open- and closed-end investment companies affiliated or unaffiliated with the investment adviser. The market for common shares of closed-end investment companies and exchange-traded open-end funds is affected by the demand for those securities, regardless of the value of the fund’s underlying portfolio assets.  The Fund will indirectly bear its proportionate share of any management fees and expenses paid by unaffiliated and certain affiliated pooled investment vehicles in which it invests, except that management fees of affiliated funds may be waived.  If such fees exceed 0.01%, the costs associated with such investments will be reflected in Acquired Fund Fees and Expenses in the Annual Fund Operating Expenses in Fund Summaries.  Requirements of the Investment Company Act of 1940 (the “1940 Act”) may limit the Fund’s ability to invest in other investment companies, including ETFs, unless the investment company has received an exemptive order from the Securities and Exchange Commission on which the Fund may rely or an exemption is available under the 1940 Act.  Investments in a pooled investment vehicle will count towards a Fund’s 80% Policy (or other investment ranges described herein) if the vehicle invests primarily in the type of securities indicated in the Fund’s 80% Policy or other investment policy.

Illiquid Securities.  The Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities.  Illiquid securities include those legally restricted as to resale (such as those issued in private placements), and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder.  Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Securities Lending. The Fund may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially.  Loans will only be made to firms that have been approved by the investment adviser and the investment adviser or the securities lending agent will periodically monitor the financial condition of such organizations while any loans are outstanding.  In addition, loans will only be made when the investment adviser believes the expected returns, net of expenses, justify the attendant risk.  Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned.  The Fund may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law.

Borrowing.  The Fund is authorized to borrow in accordance with applicable regulations, but currently intends to borrow only for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions).  The Fund will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

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Portfolio Turnover.  The annual portfolio turnover rate of the Fund may exceed 100%.  A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate.  Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carry forwards do not exist.

Cash and Cash Equivalents.  The Fund may invest in cash or cash equivalents, including high quality short-term instruments or an affiliated investment company that invests in such instruments.

Market Trading Risks.  Individual Fund shares may be purchased and sold only on a national securities exchange through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require the payment of brokerage commissions and expose the buyer or seller to other trading costs. Due to brokerage commissions and other trading costs, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below NAV , will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. An investor’s realized investment returns will be reduced if the investor sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares. Shares may be purchased or redeemed in transactions directly with the Fund only in Creation Unit quantities by or through Authorized Participants.

Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value. Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below under “Buying and Selling Shares”) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

Use of Master-Feeder Structure.  The Fund may invest all of its investable assets in an open-end management investment company (“master fund”) with substantially the same investment objective, policies and restrictions as the Fund. Any such master fund would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund may initiate investments in a master fund at any time without shareholder approval.

General. Unless otherwise stated, the Fund's investment objective and certain other policies may be changed without shareholder approval. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies. The Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

The Fund’s 80% Policy will not be changed unless shareholders are given at least 60 days' advance written notice of the change ..

Additional Information about Exchange-Traded Managed Funds

Description of ETMFs.   Each Fund is an exchange-traded managed fund, or ETMF.   ETMFs operate as follows:

•

ETMFs are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmark and other funds with similar investment profiles ;

•

ETMFs value their shares at the end of each business day by dividing the current value of their assets less liabilities by the number of shares outstanding (referred to as “net asset value per share” or “NAV”);

•

ETMFs issue and redeem shares only in transactions by or through Authorized Participants in Creation Unit blocks in exchange for the Basket of securities, other instruments and/or cash currently specified by the ETMF.  ETMFs issue and redeem Creation Units of shares at NAV, plus or minus a transaction fee that is intended to cover the cost of processing the transaction and converting the Basket to or from the desired composition;

•

Investors may purchase and sell shares of an ETMF on a national securities exchange through broker-dealers.  Individual shares may not be directly purchased or redeemed from the issuing fund;

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•

Trading prices of ETMF shares are directly linked to the fund’s next end-of-day NAV utilizing a patented trading approach called “NAV-based trading.” In NAV-based trading, all bids, offers and share transaction prices are expressed as a market-determined premium or discount (e.g., +$0.01, -$0.02) to that day’s NAV. For each ETMF trade, the premium or discount to NAV is locked in upon trade execution and the final transaction price is determined once NAV is computed at the end of the day.  Investors are notified of the final price of each trade after the ETMF’s NAV is determined at the end of the trading day. See “Purchase and Sale of Fund Shares” below;

•

The premium or discount to NAV at which ETMF share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among broker-dealers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV.  There is no opportunity to transact intraday in ETMF shares based on current (versus end-of-day) determinations of fund value;

•

Prior to the beginning of market trading each business day, ETMFs will disclose the Basket of securities, other instruments and/or cash that it will accept from and deliver to Authorized Participants to settle purchases and redemptions of ETMF shares on that day.   See “Purchase and Sale of Fund Shares” below. The Basket is not intended to represent an ETMF’s current holdings and may vary significantly from the ETMF’s current portfolio positioning.

ETMFs seek to enhance their performance by utilizing a cost-efficient fund structure and by maintaining the confidentiality of current portfolio trading information. ETMFs are designed to be long-term investment vehicles and are not suited for short-term trading. As described below, there are important differences between ETMFs and ETFs and mutual funds ..

Investors should be aware that the investments made by an ETMF and the results achieved by the ETMF at any given time are not expected to be the same as those of other funds for which Eaton Vance (or an affiliate) acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

How ETMFs Differ from Mutual Funds.  Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the next-determined NAV. Shares of ETMFs, by contrast, cannot be directly purchased or redeemed except by or through Authorized Participants in Creation Unit quantities in exchange for the specified Basket.  Unlike ETMFs, mutual fund shares do not trade on an exchange.  Because trading prices of ETMF shares may vary from NAV, ETMFs may be more expensive to buy and sell than mutual funds.  Unlike shares of most mutual funds, ETMF shares generally may not be bought or sold in specified dollar quantities.

Relative to investing in mutual funds, the ETMF structure offers certain advantages that may translate into improved performance and higher tax efficiency.   More specifically:

•

One of the largest operating expenses for most mutual funds is transfer agency fees—the cost of maintaining shareholder accounts and processing shareholder transactions.  Because they are set up to take advantage of the highly efficient share settlement system of the Depositary Trust Company (“DTC”) used for publicly traded stocks and ETFs, ETMFs are expected to operate with lower transfer agency expenses than incurred by most mutual funds.

•

Unlike most mutual funds, ETMFs are designed to protect fund performance from dilution in connection with shareholder inflows and outflows.  For mutual funds, the costs of accommodating shareholder flows include the incremental trading costs incurred by the fund to resize its portfolio positions in response to inflows and outflows, and the foregone returns on portfolio cash held for flow-related reasons.  In the ETMF structure, flow-related fund costs can be minimized by issuing and redeeming shares in-kind, and substantially offset by imposing transaction fees on direct purchases and redemption of shares.

•

The Internal Revenue Code provides that a fund’s distributions of appreciated property to meet redemptions do not result in recognition by the fund of capital gains on the distributed property. As noted above, ETMFs generally meet redemptions by distributing securities and other instruments, while mutual funds typically meet redemptions with cash.  To raise cash for redemptions, a mutual fund may be required to sell appreciated fund assets and thereby realize capital gains.  By avoiding this adverse tax effect, an ETMF that utilizes in-kind redemptions may achieve higher tax efficiency than a mutual fund that meets redemptions with cash.  ETMFs that meet redemptions entirely in cash should not be expected to be more tax efficient than similar mutual funds.

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Compared to many mutual funds, ETMFs have a simpler and lower-cost structure—a single class of shares with no sales loads or embedded distribution and service fees ..  In contrast to the fixed sales loads and distribution and service fees of mutual funds, the exchange-based distribution model of ETMFs positions broker-dealers to compete increasingly based on the prices they charge for services ..

How ETMFs Differ from ETFs.  Similar to ETFs, ETMF shares are issued and redeemed in Creation Unit quantities and trade throughout the day on an exchange.  Unlike ETFs, trading prices of ETMFs are directly linked to the fund’s next end-of-day NAV using NAV-based trading.  As described above, in NAV-based trading, all bids, offers and share transaction prices are expressed as a market-determined premium or discount (e.g., +$0.01, -$0.02 ) to that day’s NAV. For each trade, the premium or discount to NAV (which may be zero) is locked in upon trade execution and the final transaction price is determined once NAV is computed at the end of the day.  Different from ETFs, ETMFs do not offer opportunities to transact intraday based on current (versus end-of-day) determinations of fund value.

Other distinctions between ETMFs and ETFs include:

•

Different from ETFs, ETMFs offer market makers a profit opportunity that does not require the management of intraday market risk.  To realize profits from ETMF market making, a market maker holding positions in ETMF shares accumulated intraday need only transact with the ETMF to purchase ( or redeem) a corresponding number of Creation Units, buy (sell) the equivalent quantities of Basket instruments at market-closing or better prices, and dispose of any remaining sub-Creation Unit share inventory through secondary market transactions prior to the close.  Because making markets in ETMFs is simple to manage and low risk, competition among market makers seeking to earn reliable, low-risk profits should enable ETMFs to routinely trade at tight bid-ask spreads and narrow premiums/discounts to NAV.

•

Unlike actively managed ETFs, ETMFs are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of ETMFs does not involve non-Basket instruments, the need for portfolio holdings disclosure to achieve tight markets in ETMF shares is eliminated.  By removing the requirement for daily holdings disclosure , ETMFs may significantly expand the range of potential active investment strategies available in an exchange-traded structure.

Different from conventional ETF trading, the NAV-based trading employed for ETMF shares provides built-in trade execution cost transparency and the ability to control transaction costs using limit orders.  Because ETMF shares trade at prices based on their NAV, investors can buy and sell shares at a known premium or discount to NAV.  This feature of ETMFs distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not normally known to individual investors and cannot be controlled by them.

Management and Organization

Management.  Each Fund’s investment adviser is Eaton Vance Management (“Eaton Vance”), a registered investment adviser with offices at Two International Place, Boston, MA 02110.  Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $290 billion on behalf of mutual funds, institutional clients and individuals.  Eaton Vance manages the investments of each Fund and provides administrative services and related office facilities.

Pursuant to a sub-advisory agreement, Eaton Vance has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (“Parametric”), a majority-owned subsidiary of Eaton Vance Corp., with offices at 1918 Eighth Avenue, Suite 3100, Seattle, WA 98101. Eaton Vance will pay Parametric a portion of the advisory fee for sub-advisory services provided to a Fund.

Emerging Markets ETMF.  Under its investment advisory agreement with the Fund, Eaton Vance receives a fee of __________.  Emerging Markets ETMF is managed by Timothy Atwill, Thomas Seto and David M. Stein.  Messrs. Atwill, Seto and Stein have served as portfolio managers of the Fund since it commenced operations in ______, 2014.   Mr. Atwill has been Managing Director at Parametric since 2010.  Prior to joining Parametric in 2010, Mr. Atwill was a Portfolio Manager and Senior Manager Research Analyst at Russell Investments since 2005.  Mr. Seto has been Managing Director and Director of Portfolio Management at Parametric for more than five years. Mr. Stein has been Managing Director and Chief Investment Officer at Parametric for more than five years. Messrs. Seto and Stein have both have managed other Eaton Vance funds for more than five years.

International Equity ETMF.  Under its investment advisory and administrative agreement with the Fund, Eaton Vance receives a fee of __________.  International Equity ETMF is managed by Paul Bouchey, Thomas Seto and David M. Stein.  Messrs.

Parametric ETMFs

17

Prospectus dated  _________, 2014

Bouchey, Seto and Stein have served as portfolio managers of the Fund since it commenced operations in _______, 2014.  Mr. Bouchey has been Managing Director at Parametric for more than five years.  Mr. Stein has been Managing Director and Chief Investment Officer at Parametric for more than five years. Messrs. Seto and Stein have both have managed other Eaton Vance funds for more than five years.

Each Fund’s __________ report covering the fiscal period ended __________ will provide information regarding the basis for the Trustees’ approval of each Fund’s investment advisory and administrative and sub-advisory agreements.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Distributor.   __________ (the “Distributor”) is each Fund’s distributor.  The Distributor distributes Creation Units of a Fund, but does not maintain a secondary market in shares of a Fund.  The Distributor’s principal address is __________________ .

ETMF Licensing and Services Agreement.   ETMF® is a registered trademark of Navigate Fund Solutions, LLC (“Navigate”), an affiliate of Eaton Vance.  Navigate owns certain technology and patents relating to NAV-based trading.  [Information about the Licensing and Services Agreement to be added by Amendment.]

Organization.   Each Fund is a series of Eaton Vance ETMF Trust (the “Trust”), a Massachusetts business trust.  The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

How Net Asset Value is Determined

Each Fund values its shares once each day only when the New York Stock Exchange (the “NYSE”) is open for trading (typically Monday through Friday), as of the close of regular trading on the NYSE (normally 4:00 p.m. eastern time) (the “valuation time”).  The net asset value is determined by dividing the current value of a Fund’s assets less liabilities by the number of Fund shares outstanding and rounding to the nearest cent.  As described under “Buying and Selling Shares” below, Fund shares trade in the secondary market at a Fund’s next-computed NAV plus or minus a market-based premium or discount determined at the time of trade execution.  Investors transacting in Fund shares will be informed of their final trade price by the Listing Exchange after a Fund’s NAV is determined at the end of the trading day.

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser or sub-adviser the daily valuation of such investments.  Each Fund’s investment adviser has delegated daily valuation of the Fund to the sub-adviser.  Pursuant to the procedures, exchange-listed securities normally are valued at closing sale prices.  In certain situations, the sub-adviser may use the fair value of a security if market prices are unavailable or are deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value.  In addition, for foreign equity securities and futures contracts on foreign indices that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  Because foreign securities trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed.  The investment adviser and sub-adviser expect to fair value domestic securities in limited circumstances, such as when the securities are subject to restrictions on resale.  Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Buying and Selling Shares

Trading in the Secondary Market.  Shares of each Fund are listed and available for trading on The NASDAQ Stock Market LLC (the “Listing Exchange”) during the Listing Exchange’s core trading session (generally 9:30 am until 4:00 pm eastern time).   Shares may also be bought and sold on other national securities exchanges that have obtained appropriate licenses, adopted applicable exchange rules and developed systems to support trading in Fund shares.  There can be no guarantee that an active trading market will develop or be maintained, or that a Fund’s listing will continue or remain unchanged. Each Fund does not impose any minimum investment for shares of a Fund purchased on an exchange.

Parametric ETMFs

18

Prospectus dated  _________, 2014

Fund shares may be purchased and sold in the secondary market only through a broker-dealer (“Broker”).  When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. Due to applicable brokerage charges and other trading costs, frequent trading may detract from realized investment returns. Trading commissions are frequently a fixed dollar amount, and therefore may be proportionately more costly when buying or selling small amounts of shares.

When you buy or sell shares in the secondary market, you will pay or receive a Fund’s next-computed NAV plus or minus a market-based premium or discount determined at the time of trade execution. For example, if you purchase Fund shares at NAV +$0.02 and a Fund’s next-computed NAV is $20.00 per share, then the final price of your purchase would be $20.02 per share.  If you sell Fund shares at NAV -$0.02 and a Fund’s next-computed NAV is $20.00 per share, then the final sale price you receive would be $19.98 per share.  The final price of each purchase and sale of Fund shares is determined and confirmed by the Listing Exchange after calculation of that day’s NAV.

The premium or discount to NAV at which a Fund’s share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among broker-dealers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices for Fund shares in the secondary market may be above, at or below NAV ..  Trading premiums and discounts to a Fund’s NAV may be significant.   Different from how Fund shares trade, purchases and sales of mutual fund shares are made at the next-determined NAV and transactions in shares of ETFs are priced intraday and not directly related to the ETF’s NAV.

Information regarding the share’s trading history is available on a Fund’s website at http://www.eatonvance.com.  The website displays, on a per share basis updated each business day, the prior business day’s NAV, and the following trading information for such day: (a) intraday high, low, average and closing prices of shares in exchange trading, expressed as premiums/discounts to NAV; (b) the midpoint of the highest bid and lowest offer prices as of the close of exchange trading, expressed as a premium/discount to NAV; (c) the spread between highest bid and lowest offer prices as of the close of exchange trading; and (d) volume of shares traded. The website also includes charts showing the frequency distribution and range of values of NAV-based trading prices, closing bid/ask midpoints and closing bid/ask spreads over time.  This trading information is intended to provide useful guidance to current buyers and sellers of Fund shares.

Trading prices of shares are directly linked to a Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the value of their purchases and sales until a Fund’s NAV is determined at the end of the trading day.  Trade prices will fluctuate based on changes in NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit trade execution prices.

The Listing Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  A “Business Day” with respect to a Fund’s secondary market trading and transaction in Creation Units is each day the Listing Exchange is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the Listing Exchange closes earlier than normal, a Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the Statement of Additional Information for more information.

Shares of a Fund may be acquired from the Fund through the Distributor or redeemed from the Fund only in Creation Units or multiples thereof, as discussed in “Creations and Redemptions” below.

Intraday Indicative Values.  At periodic intervals of not more than 15 minutes during the Listing Exchange’s regular trading session, an indicative estimate of a Fund’s current portfolio value (“Intraday Indicative Value” or “IIV”) will be disseminated. The IIV calculations are estimates of the real-time value of a Fund’s underlying holdings based on current market prices and should not be viewed as an update of the NAV of a Fund, which is calculated only once a day.  The purpose of IIVs is to help investors determine the number of shares to buy or sell if they want to transact in an approximate dollar amount.   Because IIVs will generally differ from the end-of-day NAV of a Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold.   Investors should understand that share transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility.  Neither a Fund, the Trust or any of their affiliates are involved in, or responsible for, the calculation or dissemination of IIVs nor make any warranty as to their accuracy.  An inaccuracy in an IIV could result from various factors, including difficulty pricing portfolio instruments on an intraday basis.

Parametric ETMFs

19

Prospectus dated  _________, 2014

Creations and Redemptions.  Each Fund issues and redeems shares only in Creation Unit blocks of ____ shares or multiples thereof. Creation Units may be purchased or redeemed only by or through Authorized Participants. Each Authorized Participant must enter into an authorized participant agreement with the Distributor.  A creation transaction, which is subject to acceptance by each Fund’s Distributor, generally takes place when an Authorized Participant submits an order in proper form and deposits into a Fund the Basket of securities , other instruments and/or cash that the Fund specifies for that day ..

To preserve the confidentiality of a Fund’s trading activities, the Adviser anticipates that the Basket will normally not be a pro rata slice of the Fund’s portfolio positions and may vary significantly from a Fund’s current portfolio.  Securities being acquired will generally be excluded from the Basket until their purchase is completed and securities being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the Adviser to be in the best interest of a Fund and its shareholders, other portfolio positions may be excluded from the Basket. Whenever portfolio positions are excluded from the Basket, the Basket may include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions.  See “Buying and Selling Shares - Purchase and Redemption of Creation Units” in the Statement of Additional Information.   By not disclosing its full holdings currently, a Fund can maintain the confidentiality of portfolio trading information and mitigate the potentially dilutive effects of other market participants front-running the Fund’s trades.

Shares may be redeemed only in Creation Units in exchange for the current Basket as described above. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the Authorized Participant agreement, plus or minus the applicable transaction fee (see “Transaction Fees” below).  Transactions in Creation Units are not subject to a sales charge.

A creation or redemption order is considered to be in proper form if all procedures set forth in the Authorized Participant agreement, order form and Statement of Additional Information are properly followed. For an order to be in proper form, the order must be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund the order relates to, type of order, number of Creation Units being issued or redeemed, and personal identification number, signature and/or other means of identification of the authorized person).

Each Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with securities, including that the securities accepted for deposit and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, under the Authorized Participant agreement, a shareholder that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

Because new shares may be issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether a party is an underwriter must take into account all the relevant facts and circumstances of each particular case. Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

A Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, each Fund reserves the right to reject or limit purchases at any time. When considering that no restriction or policy was necessary, the Board of Trustees of the Trust evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of each Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike most mutual funds, each Fund charges transactions fees on purchases and redemptions that are designed to protect a Fund from the associated dilution (see

Parametric ETMFs

20

Prospectus dated  _________, 2014

“Transaction Fees” below). Given each Fund’s structure and use of transaction fees, the Board has determined that it is unlikely that attempts to market time a Fund by shareholders will materially harm a Fund or its shareholders ..

Transaction Fees.   Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to a Fund of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs (i.e., brokerage commissions, bid-ask spread and market impact expense) incurred in converting the Basket to or from the desired portfolio composition.  The transaction fee is determined daily and will be limited to amounts approved by the Board of Trustees and determined by the Adviser to be appropriate to defray the expenses that each Fund incurs in connection with the purchase or redemption.  The purpose of transaction fees is to protect a Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units.  The amount of transaction fees will differ among ETMFs and may vary over time for each Fund depending on the estimated trading costs for its portfolio positions and Basket, processing costs and other considerations.  Transaction fees may include fixed amounts per creation or redemption event, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed.  Funds that substitute cash for Basket instruments may impose higher transaction fees on the substituted cash amount.  Higher transaction fees may apply to purchases and redemptions through DTC than through the NSCC.

Book Entry.  Fund shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for shares of each Fund. DTC, or its nominee, is the record owner of all outstanding shares of a Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or DTC participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. To exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Investments by Registered Investment Companies.   For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), Fund shares are issued by a registered investment company.  Accordingly, purchases of Fund shares by other registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order of the SEC.   [ The Trust has received exemptive relief to permit registered investment companies to invest in Fund shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enters into a written agreement with the Trust regarding the terms of the investment in Fund shares ..]

Distribution

The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund. The Distributor does not receive compensation for its services to the Fund.

All orders to purchase Creation Units of a Fund must be placed with the Distributor by or through an Authorized Participant, and it is the responsibility of the Distributor to transmit such orders to the Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons purchasing Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to a Fund to implement the delivery of Creation Units.

The Distributor may make payments to financial intermediaries related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or for making shares of a Fund available to their customers. Such payments, which may be significant to the financial intermediary, are not made by a Fund. Rather, such payments are made by the Distributor from its own resources. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to a financial intermediary create conflicts of interest between such intermediary and its customers and may cause the intermediary to recommend a Fund over another investment.

Portfolio Holdings Disclosure

Parametric ETMFs

21

Prospectus dated  _________, 2014

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided below and additionally in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Each Fund will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter-end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Portfolio holdings information as of each month end is posted to the website approximately one month after such month end. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) at least quarterly on the Eaton Vance website approximately ten Business Days after the period and each Fund may also post performance attribution as of a month end or more frequently if deemed appropriate.  Due to lags in reporting, a Fund’s actual holdings may vary significantly from the most recent publicly disclosed portfolio composition.   The Basket used in creations and redemptions of Fund shares is not intended to be representative of current portfolio holdings and may vary significantly from the Fund’s current holdings ..

Fund Distributions

Each Fund expects to declare and pay dividends annually, and intends to distribute any net realized capital gains annually.  Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from a Fund.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

Additional Tax Information

Distributions of income (other than qualified dividend income, which is described below) and net short-term capital gains will be taxable as ordinary income.  Distributions of qualified dividend income and of any net gains from investments held for more than one year are taxable at long-term capital gain rates.  Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in a Fund.  A Fund’s distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

The unearned income of certain U.S. individuals, estates and trusts is subject to a 3.8% Medicare contribution tax. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly).  Net investment income includes, among other things, interest (other than tax-exempt interest), dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.

Distributions of investment income reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at rates applicable to long-term capital gains provided holding period and other requirements are met at both the shareholder and Fund level.

Investors who purchase shares at a time when a Fund’s net asset value reflects gains that are either unrealized or realized but undistributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution.  Certain distributions paid in January may be taxable to shareholders as if received on December 31 of the prior year.  A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Purchasers of Creation Units of shares on an in -kind basis will generally recognize a gain or loss on the purchase transaction equal to the difference between the market value of the Creation Units and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received).  Persons redeeming Creation Units in kind will generally recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received plus (or minus) the cash amount received (or paid). The Internal Revenue Service may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the

Parametric ETMFs

22

Prospectus dated  _________, 2014

basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible. Any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.

A Fund’s investments in foreign securities may be subject to foreign withholding or other foreign taxes, which would decrease the Fund’s return on such securities.  Under certain circumstances, shareholders of a Fund may be entitled to claim a credit or deduction with respect to foreign taxes.  In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Certain foreign entities may be subject to a 30% withholding tax on dividend income paid after June 30, 2014 and on redemption proceeds paid after December 31, 2016 under the Foreign Account Tax Compliance Act (“FATCA”).  To avoid withholding, foreign financial institutions subject to FATCA must agree to disclose to the relevant revenue authorities certain information regarding their direct and indirect U.S. owners and other foreign entities must certify certain information regarding their direct and indirect U.S. owners to the Fund.  For more detailed information regarding FATCA withholding and compliance, please refer to the Statement of Additional Information.

A Fund may be required to withhold, for U.S. federal income tax purposes, 28% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Certain shareholders are exempt from backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Emerging Markets ETMF intends to file an election each year which would require Fund shareholders to include in gross income their pro rata share of qualified foreign income taxes paid by the Fund (even though such amounts are not received by the shareholders) and could allow Fund shareholders, provided certain requirements are met, to use their pro rata portion of such foreign income taxes as a foreign tax credit against their federal income taxes or, alternatively, for shareholders who itemize their tax deductions, to deduct their portion of the Fund’s foreign taxes paid in computing their taxable federal income.  International Equity ETMF may qualify for and may make this election in some, but not necessarily all, of its taxable years.

Shareholders should consult with their advisors concerning the applicability of federal, state, local, foreign and other taxes to an investment.

Parametric ETMFs

23

Prospectus dated  _________, 2014

More Information

About the Funds:   More information is available in the Statement of Additional Information.  The Statement of Additional Information is incorporated by reference into this Prospectus.  Additional information about each Fund’s investments will be available in the annual and semiannual reports to shareholders.  In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year.  You may obtain free copies of the Statement of Additional Information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting a Fund at:

Eaton Vance ETMF Trust

Two International Place

Boston MA 02110

Telephone: [TBD]

You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports):  at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s website (www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

The Funds’ Investment Company Act No. is 811 -22892.
© 2014 Eaton Vance Management

PRELIMINARY STATEMENT

SUBJECT TO COMPLETION

____________

OF ADDITIONAL INFORMATION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT COMPLETE AND MAY BE CHANGED.  THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF
ADDITIONAL INFORMATION
____________, 2014

Eaton Vance Balanced ETMF®

Ticker   [_______]

Eaton Vance Global Dividend Income ETMF®

Ticker   [_______]

Eaton Vance Growth ETMF®

Ticker   [_______]

Eaton Vance Large-Cap Value ETMF®

Ticker   [_______]

Eaton Vance Small-Cap ETMF®

Ticker   [_______]

Eaton Vance Stock ETMF®

Ticker   [_______]

Listing Exchange:  The NASDAQ Stock Market LLC

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds.  Each Fund is an actively managed exchange-traded managed fund (“ETMF”®) and is a series of Eaton Vance ETMF Trust (the “Trust”).  Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Performance	21
Investment Restrictions	5	Taxes	23
Management and Organization	6	Portfolio Securities Transactions	31
Investment Advisory and Administrative Services	11	Other Information	33
Other Service Providers	15	Financial Statements	33
Calculation of Net Asset Value	16	Additional Information About Investment Strategies	33
Buying and Selling Shares	17

Appendix A: Eaton Vance Funds Proxy Voting Policy and Procedures	75	Appendix B: Adviser Proxy Voting Policies and Procedures	77

This SAI is NOT a Prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated ___________, 2014, as supplemented from time to time, which is incorporated herein by reference.  This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© 2014 Eaton Vance Management

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“Basket” means the basket of securities and/or cash that the Fund specifies each Business Day and for which it issues and redeems Creation Units;

“Board” means Board of Trustees of the Trust;

“CEA” means the Commodity Exchange Act;

“CFTC” means the Commodity Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Creation Units” means blocks of Fund shares (or multiples thereof) as described in the Prospectus;

“DTC” means the Depository Trust Company;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“Listing Exchange” means The NASDAQ Stock Market LLC;

“NSCC” means the National Securities Clearing Corporation;

“NYSE” means the New York Stock Exchange;

“Subsidiary” means a wholly-owned subsidiary of the Fund as described in the prospectus, if applicable;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Eaton Vance ETMF Trust, of which a Fund is a series.

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments in which the Fund will principally invest in seeking its investment objective(s) and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments and the investment practices the Fund is permitted to engage in. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its total assets in such investment type. If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the Prospectus may be amended to disclose that investment. “Fund” as used herein and under “Additional Information About Investment Strategies” refers to each Fund listed in the table below. Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies”.

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As used in the table below and throughout this SAI:

“BF” refers to Eaton Vance Balanced ETMF;

“GDIF” refers to Eaton Vance Global Dividend Income ETMF;

“ GF ” refers to Eaton Vance Growth ETMF;

“LCVF” refers to Eaton Vance Large-Cap Value ETMF;

“SCF” refers to Eaton Vance Small-Cap ETMF; and

 “SF” refers to Eaton Vance Stock ETMF.

Investment Type	Permitted for or Relevant to:
	BF	GDIF	GF	LCVF	SCF	SF
Asset-Backed Securities (“ABS”)	√	√
Auction Rate Securities	√
Build America Bonds	√
Call and Put Features on Obligations	√
Cash Equivalents	√	√	√	√	√	√
Collateralized Mortgage Obligations (“CMOs”)	√
Commercial Mortgage-Backed Securities (“CMBS”)	√
Commodity-Related Investments
Common Stocks	√	√	√	√	√	√
Convertible Securities	√	√	√	√	√	√
Credit Linked Securities	√
Derivative Instruments and Related Risks	√	√	√	√	√	√
Direct Investments
Emerging Market Investments	√	√	√	√	√	√
Equity Investments	√	√	√	√	√	√
Equity Linked Securities
Exchange-Traded Funds (“ETFs”)	√	√	√	√	√	√
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√	√	√(1)	√	√(1)	√
Foreign Currency Transactions	√	√	√	√	√	√
Foreign Investments	√	√	√	√	√	√
Forward Foreign Currency Exchange Contracts	√	√	√	√	√	√
Forward Rate Agreements	√	√
Futures Contracts	√(2)	√	√	√	√	√
High Yield Securities	√	√	√	√	√	√
Hybrid Instruments
Illiquid Securities	√	√	√	√	√	√

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Investment Type	Permitted for or Relevant to:
	BF	GDIF	GF	LCVF	SCF	SF
Indexed Securities
Liquidity or Protective Put Agreements
Loans
Master Limited Partnerships (“MLPs”)	√	√	√	√	√	√
Mortgage-Backed Securities (“MBS”)	√
Mortgage Dollar Rolls	√
Municipal Lease Obligations (“MLOs”)
Municipal Obligations
Option Contracts	√	√	√	√	√	√
Pooled Investment Vehicles	√	√	√	√	√	√
Preferred Securities	√	√	√	√	√	√
Real Estate Investment Trusts (“REITs”)	√	√	√	√	√	√
Repurchase Agreements	√		√	√	√	√
Residual Interest Bonds
Reverse Repurchase Agreements
Rights and Warrants	√	√	√	√	√	√
Royalty Bonds
Securities with Equity and Debt Characteristics	√	√	√	√	√	√
Senior Loans
Short Sales	√	√	√	√	√	√
Stripped Mortgage-Backed Securities (“SMBS”)	√
Structured Notes
Swap Agreements	√	√	√	√	√	√
Swaptions	√	√	√	√	√	√
Trust Certificates	√
U.S. Government Securities	√
Unlisted Securities		√			√
Variable Rate Obligations	√	√
When-Issued Securities, Delayed Delivery and Forward Commitments	√	√	√	√	√	√
Zero Coupon Bonds	√	√

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Other Disclosures Regarding Investment Practices	Permitted for or Relevant to:
	BF	GDIF	GF	LCVF	SCF	SF
Asset Coverage	√	√	√	√	√	√
Average Effective Maturity	√
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√	√	√	√	√	√
Diversified Status	√	√	√	√	√	√
Dividend Capture Trading		√
Duration	√
Events Regarding FNMA and FHLMC	√
Fund Investing in a Portfolio
Investments in the Subsidiary
Loan Facility
Option Strategy
Portfolio Turnover	√	√	√	√	√	√
Securities Lending	√	√	√	√		√
Short-Term Trading	√
Significant Exposure to Global Natural Resources Companies
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies					√	√
Significant Exposure to Utility and Financial Service Companies		√
Tax-Managed Investing

(1)

LCGF and SCF each cannot invest more than 5% of net assets in securities rated below investment grade.

(2)

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that the trading on such foreign exchange does not entail risks, including credit and liquidity risks that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund.  Accordingly, each Fund may not:

(1)

Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).  The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(3)

Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

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(4)

Purchase or sell real estate (including interests in real estate limited partnerships), although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(5)

Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

(6)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)

Concentrate its investments in any particular industry or group of industries, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).  For purposes of this restriction, electric utility companies, gas utility companies, integrated utility companies, telephone companies and water companies are considered separate industries.

In addition, each Fund may:

(8)

Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

Each Fund’s borrowing policy is consistent with Section 18(f) of the 1940 Act, which states that it shall be unlawful for any registered open-end investment company to issue any class of senior security or to sell any senior security of which it is the issuer, except that any such registered company shall be permitted to borrow from any bank; provided, that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of such registered company; and provided further, that in the event that such asset coverage shall at any time fall below 300% such registered company shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

The following nonfundamental investment policies been adopted by each Fund.  A nonfundamental investment policy may be changed by the Board with respect to a Fund without approval by the Fund’s shareholders.  Each Fund will not:

•

make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short; or

•

invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days.  Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid.  Any such determination by a delegate will be made pursuant to procedures adopted by the Board.  When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset.  Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the

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security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset.  However, a Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.  If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management.  The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, the individual has held the office shown or other offices in the same company for the last five years. Board members and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

[INDEPENDENT TRUSTEE INFORMATION IN REQUIRED TABULAR FORMAT AND NEW ITEM 17 DISCLOSURE ON SPECIFIC QUALIFICATION OF EACH BOARD MEMBER TO BE ADDED BY AMENDMENT UPON ELECTION OF FULL BOARD OF TRUSTEES.]

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
Initial Trustees
FREDERICK S. MARIUS 1963	Trustee and Assistant Secretary	Since 2013	Secretary and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC.	2	None
JANE A. RUDNICK 1956	Trustee	Since 2013	Vice President of Eaton Vance and BMR.	2	None

(1)

Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
EDWARD J. PERKIN 1972	President	Since 2014

Vice President and Chief Equity Investment Officer of EVM and BMR.  Officer of 2 registered investment companies managed by EVM or BMR.  Prior to joining EVM in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management. Officer of 2 registered investment companies managed by EVM or BMR.

MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Vice President, Secretary and Chief Legal Officer since 2014	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed by Eaton Vance or BMR.
JAMES F. KIRCHNER 1967	Treasurer	Since 2014	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 1953	Chief Compliance Officer	Since 2014	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed by Eaton Vance or BMR.

[The Board has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of nine Trustees, including eight Trustees who are not

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“interested persons” of a Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to nine regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.]

[The Board has appointed a noninterested Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such noninterested Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.]

[Each Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of each Fund and the Trust and is addressed as part of various activities of the Board and its Committees. As part of its oversight of each Fund and the Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can or should be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals. ]

[The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports  to the Audit Committee of the Board and the Board regarding these and related matters. In addition, the Audit Committee of the Board or the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.]

[The Board of the Trust has several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee.  Each of the Committees are comprised of only noninterested Trustees. ]

[Mmes. _____________ (Chair), __________, ___________ and _________, and Messrs. __________, __________, _________, _____________ and _____________ are members of the Governance Committee.  The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons.]

[The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.]

[Messrs. ___________ (Chair), _____________, ___________ and __________, and Ms. ___________ are members of the Audit Committee.  The Board has designated Mr. ___________, a noninterested Trustee, as audit committee financial expert.  The Audit Committee’s purposes are to (i) oversee each Fund's accounting and financial reporting processes, its internal control over

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financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund's compliance with legal and regulatory requirements that relate to each Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund.]

[Messrs. _______________ (Chair), _______________, _____________ and ___________, and Mmes. _____________, ___________, _________ and ___________ are members of the Contract Review Committee.  The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board concerning the following matters: (i) contractual arrangements with each service provider to the Funds, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board. ]

[Mmes. ____________ (Chair), _____________, ___________ and ___________ are members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board in its oversight of the portfolio management process employed by the Funds and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ stated objective(s), strategies and restrictions; (ii) assist the Board in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds; and (iii) assist the Board in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board identifies from time to time.]

[Messrs. ___________ (Chair), ___________ and _____________ are members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds; (ii) serve as a liaison between the Board and the Funds’ CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC.]

[Share Ownership.  The following table shows the dollar range of equity securities beneficially owned by each Trustee in all Eaton Vance Funds overseen by the Trustee as of December 31, 2013.  None of the Trustees owned shares of the Fund as of ________________since the Fund had not commenced operations.

Name of Trustee	Aggregate Dollar Range of Equity Securities Owned in All Registered Funds Overseen by Trustee in the Eaton Vance Fund Complex
Interested Trustee
[ ]	[ ]
Noninterested Trustees
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]

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As of December 31, 2013, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2012 and December 31, 2013, no noninterested Trustee (or their immediate family members) had:

(1)

 Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

(2)

 Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)

 Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2012 and December 31, 2013, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.]

[Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Deferred Compensation Plan”).  Under the Deferred Compensation Plan, an eligible Board member may elect to have his or her deferred fees invested in the shares of one or more funds in the Eaton Vance family of funds, and the amount paid to the Board members under the Deferred Compensation Plan will be determined based upon the performance of such investments.  Deferral of Board members’ fees in accordance with the Deferred Compensation Plan will have a negligible effect on the assets, liabilities, and net income of a participating fund or portfolio, and do not require that a participating Board member be retained.  There is no retirement plan for Board members.]

[The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ending ________________, it is estimated that the Trustees of the Trust will earn the following compensation in their capacities as Trustees from the Trust.  For the year ended December 31, 2013, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): [TO BE COMPLETED BY AMENDMENT]

Source of Compensation	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Trust	$______	$______	$______	$_____	$_____	$______	$______	$_____	$_____
Trust and Fund Complex(1)	$_______	$______	$______	$______	$______	$_______	$_______	$______	$______

(1)

As of __________________, the Eaton Vance fund complex consists of [177] registered investment companies or series thereof.

Fund Organization.  Each Fund is a series of the Trust, which was organized under Massachusetts law on March 26, 2013 and is operated as an actively managed exchange-traded fund.  The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as a Fund).  When issued and outstanding, shares are fully paid and nonassessable by the Trust.  Shareholders are entitled to one vote for each full share held.  Fractional shares may be voted proportionately.  Shares of a Fund will be voted together.  Shares have no preemptive or conversion rights and are freely transferable.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees of the Trust holding office have been elected by shareholders.  In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.  The Trust’s By-laws provide that any Trustee may be removed with or without cause, by (i) the affirmative vote of holders of two-thirds of the shares or, (ii) the affirmative vote of, or written instrument, signed by at least two-thirds of the remaining Trustees, provided however, that the removal of any noninterested Trustee shall additionally require the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining noninterested Trustees.  No person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have

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removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment.  The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series, if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or restructuring the Trust) as such changes do not have a materially adverse effect on the financial interests of shareholders.  The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust.  However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series thereof entitled to vote thereon shall be sufficient authorization; or (2) by the approval of a majority of the Trustees then in office, to be followed by a written notice to shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust.  Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed.  The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders.  The Declaration of Trust also contains provisions limiting the liability of a series to that series.  Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability.  The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy.  The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Adviser Policies”).  An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The members of the Board will review each Fund’s proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year.  For a copy of the Fund Policy and Adviser Policies, see Appendix A and Appendix B, respectively.  Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating to funds investing in other funds, a Fund may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund.   Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory and Administrative Services. The investment adviser manages the investments and affairs of each Fund and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Fund and what portion, if any, of a Fund’s assets will be held uninvested. Each Fund’s Investment Advisory and Administrative Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Fund pays the investment adviser and administrator pursuant to the Investment Advisory and Administrative Agreement, see the Prospectus.

Each Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

outstanding voting securities of a Fund.  Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees or either party, or by vote of the majority of the outstanding voting securities of a Fund, and each Agreement will terminate automatically in the event of its assignment.  Each Agreement provides that the investment adviser may render services to others.  Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About Eaton Vance. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts.  EV serves as trustee of Eaton Vance.  EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company.  BMR is an indirect subsidiary of EVC.   EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Brian D. Langstraat, Jr., Dorothy E. Puhy, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr.  All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Daniel C. Cataldo, Cynthia J. Clemson, James H. Evans, Maureen A. Gemma, Laurie G. Hylton, Mr. Langstraat, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott H. Page, Edward J. Perkin, Charles B. Reed, Walter A. Row, III, Craig P. Russ, David M. Stein, Payson F. Swaffield, Michael W. Weilheimer, R. Kelly Williams and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates).  The Voting Trustees have unrestricted voting rights for the election of Directors of EVC.  All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who may also be officers, or officers and Directors of EVC and EV.  As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics.  The investment adviser, Distributor, and each Fund have adopted Codes of Ethics governing personal securities transactions.  Under the Codes, employees of the investment adviser and the Distributor may purchase and sell securities (including securities held or eligible for purchase by a Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund.  The following table shows, as of ______________, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.  [TO BE COMPLETED BY AMENDMENT]

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Michael A. Allison
Registered Investment Companies	[____]	$[_______]	0	$0
Other Pooled Investment Vehicles		$[_______]	0	$0
Other Accounts		$[_______]	0	$0
Yana S. Barton
Registered Investment Companies	[____]	$[_______]	0	$0
Other Pooled Investment Vehicles	[____]	$[_______]	0	$0
Other Accounts	[____]	$[_______]	0	$0
John H. Croft
Registered Investment Companies	[____]	$[_______]	0	$0
Other Pooled Investment Vehicles	[____]	$[_______]	0	$0
Other Accounts	[____]	$[_______]	0	$0
John D. Crowley
Registered Investment Companies	[____]	$[_______]	0	$0
Other Pooled Investment Vehicles	[____]	$[_______]	0	$0
Other Accounts	[____]	$[_______]	0	$0
Charles B. Gaffney
Registered Investment Companies	[____]	$[_______]	0	$0
Other Pooled Investment Vehicles	[____]	$[_______]	0	$0
Other Accounts	[____]	$[_______]	0	$0
Thomas H. Luster
Registered Investment Companies	[____]	$[_______]	0	$0
Other Pooled Investment Vehicles	[____]	$[_______]	0	$0
Other Accounts	[____]	$[_______]	0	$0
Edward J. Perkin
Registered Investment Companies	[____]	$[_______]	0	$0
Other Pooled Investment Vehicles	[____]	$[_______]	0	$0
Other Accounts	[____]	$[_______]	0	$0
Lewis R. Piantedosi
Registered Investment Companies	[____]	$[_______]	0	$0
Other Pooled Investment Vehicles	[____]	$[_______]	0	$0
Other Accounts	[____]	$[_______]	0	$0
Bernard Scozzafava

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Registered Investment Companies	[____]	$[_______]	0	$0
Other Pooled Investment Vehicles	[____]	$[_______]	0	$0
Other Accounts	[____]	$[_______]	0	$0
Walter A. Row, III
Registered Investment Companies	[____]	$[_______]	0	$0
Other Pooled Investment Vehicles	[____]	$[_______]	0	$0
Other Accounts	[____]	$[_______]	0	$0
Nancy B. Tooke
Registered Investment Companies	[____]	$[_______]	0	$0
Other Pooled Investment Vehicles	[____]	$[_______]	0	$0
Other Accounts	[____]	$[_______]	0	$0

None of the portfolio managers beneficially owned shares of a Fund since the Funds have not commenced operations prior to the date of this SAI.  The following table shows the dollar range of shares of a Fund beneficially owned by each portfolio manager in the Eaton Vance Family of Funds as of December 31, ________.

Fund Name and Portfolio Manager	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Balanced Fund
Charles B. Gaffney	[$______- $______]
Thomas H. Luster	[$______- $______]
Bernard Scozzafava	[$______- $______]
Global Dividend Income Fund
Michael A. Allison	[$______- $______]
John H. Croft	[$______- $______]
Walter A. Row, III	[$______- $______]
Large-Cap Growth Fund
Yana S. Barton	[$______- $______]
Lewis R. Piantedosi	[$______- $______]
Large-Cap Value Fund
John D. Crowley	[$______- $______]
Edward J. Perkin	[$______- $______]
Small-Cap Fund
Nancy B. Tooke	[$______- $______]
Stock Fund
Charles B. Gaffney	[$______- $______]

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other.  For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among a Fund and other accounts he or she advises.  In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

taken with respect to the Fund.  In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account.  The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.  The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance.  Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock.  The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees.  Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis.  Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation.  The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below).  In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio.  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes.  For other funds, performance is evaluated on a pre-tax basis.  For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts.  Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company.  The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income.  While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.  For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Commodity Futures Trading Commission Registration.  Effective December 31, 2012, the CFTC adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swaps agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly neither the Funds nor the investment adviser or sub-adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of their management of other strategies, Eaton Vance and BMR are registered with the CFTC as commodity pool operators. Eaton Vance and BMR are also registered as commodity trading advisors.  The CFTC has neither reviewed nor approved each Fund’s investment strategies or this SAI.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Administrative Services.  Under its Investment Advisory and Administrative Agreement with each Fund, Eaton Vance has been engaged to administer a Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Expenses.  Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser and administrator or the Distributor).  In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses.

OTHER SERVICE PROVIDERS

Distributor.   __________________, (the “Distributor”) is each Fund’s distributor.  The Distributor distributes Creation Units of a Fund, but does not maintain a secondary market in shares of a Fund.  The Distributor’s principal address is ________________________________.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) that solicit purchases of Creation Unit aggregations of Fund shares. Such Soliciting Dealers may also be “participating parties” or DTC Participants (as described below).

[ Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable. ]

Custodian.  ________________________________________________________, serves as custodian to each Fund.  __________ has custody of all cash and securities of a Fund, maintains the general ledger of each Fund and computes the daily net asset value of shares of each Fund.  In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. ________________ also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC.  EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including ___________.  It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund and such banks.

Independent Registered Public Accounting Firm.  _______________________________________, is the independent registered public accounting firm of each Fund, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer and Dividend Disbursing Agent.   ________________ serves as the transfer and dividend disbursing agent for the Trust. As transfer and dividend disbursing agent, ____________ is responsible for among other matters, receiving and processing orders for the purchase and redemptions of Creation Units. The principal business address for ____________ is ____________.

CALCULATION OF NET ASSET VALUE

The net asset value (“NAV”) of the Fund is determined by ___________ (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets.  The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•

Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

•

Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

•

Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

•

Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

•

Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

•

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements (other than those which have been centrally cleared), forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).  Swap agreements that have been cleared by a central counterparty (“CCP”) are valued at the daily settlement price provided by the CCP.

•

Precious metals are valued are valued at the New York Composite mean quotation.

•

Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

•

Valuations of foreign equity securities and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board.  Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser.  The portfolio managers of one Eaton Vance fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Eaton Vance fund.  As such, at times the fair value of a Loan determined by certain Eaton Vance portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

Intraday Indicative Values.  The Trust will arrange for the continuous calculation by an independent third party and publication throughout the regular trading session of the Listing Exchange (generally 9:30 am to 4:00 pm eastern time) each Business Day of the intraday indicative value (“IIV”) of each Fund’s shares. IIVs are calculated based on the current market trading prices of a Fund’s underlying holdings and disseminated at intervals of not more than 15 minutes.  The purpose of IIVs is to enable investors to estimate that day’s closing NAV so they can determine the number of shares to buy or sell if they want to trade an approximate dollar amount.   Because IIVs will generally differ from the end-of-day NAV of the Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold.   Investors should understand that Fund transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility.

BUYING AND SELLING SHARES

Purchase and Redemption of Creation Units.  A discussion of the purchase and redemption of Creation Units is contained in the Prospectus under “Buying and Selling Shares.”  The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

Timing.  The Trust issues and redeems Fund shares only in specified large aggregations of shares called “Creation Units.”   Creation Units are issued and redeemed through the Distributor each Business Day at the NAV per share next determined after an order in proper form is received. Validly submitted orders to purchase or redeem Creation Units on each Business Day will be accepted until the NYSE market close (the “Order Cut-Off Time”), generally 4:00 p.m. eastern time, on the Business Day that the order is placed (the “Transmittal Date”).  All orders must be received by the Distributor no later than the Order Cut-Off Time in order to receive the NAV determined on the Transmittal Date.  Creation Units may be issued and redeemed through the delivery of cash, securities specified by a Fund or a combination of cash and specified securities.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

The Distributor may require that Custom Orders (as defined below) be received no later than one hour prior to the Order Cut-Off Time. When the Listing Exchange or bond markets close earlier than normal, a Fund may require orders for Creation Units to be placed earlier in the Business Day. Orders to purchase Fund shares invested in fixed-income instruments may not be accepted on any day when the bond markets are closed.

Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by a Fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit. All requests for redemption must be preceded or accompanied by the requisite number of Fund shares, which delivery will generally be made through the DTC Process.

Payment.  To keep trading costs low and to enable a Fund to be as fully invested as possible, the Fund expects to issue and redeem Creation Units primarily in-kind through the delivery of portfolio securities.   Creations and redemptions may be effected entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders.

Subject to certain exceptions described below, the Basket instruments paid or received by a Fund will be the same for all purchasers and redeemers of Creation Units on a given Business Day. Basket instruments may include cash, securities and/or other transferable investment assets. Each security included in the Basket will be a current holding of a Fund. To the extent there is a difference between the NAV of a Creation Unit and the aggregate market value of the Basket instruments exchanged for the Creation Unit, the party conveying the lower value will pay to the other an amount in cash equal to that difference (the “Balancing Amount”).

To preserve the confidentiality of the Fund’s trading activities, the investment adviser anticipates that the Basket will normally not be a pro rata slice of a Fund’s portfolio positions.  Rather, instruments being acquired will generally be excluded from the Basket until their purchase is completed and instruments being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the investment adviser to be in the best interest of a Fund and its shareholders, other portfolio positions may be excluded from the Basket. Whenever portfolio positions are excluded from the Basket, the Basket may include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions.

Each Fund may permit an Authorized Participant to deposit or receive, as applicable, cash in lieu of some or all of the Basket instruments, solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a holder of Fund shares investing in foreign instruments would be subject to unfavorable income tax treatment if the holder received redemption proceeds in kind. No other Basket substitutions will be permitted.  A “Custom Order” is any purchase or redemption of Shares made in whole or in part on a cash basis as described in clause (a) or (b) of this paragraph.  In addition, each Fund may require purchases and redemptions on a given Business Day to be made entirely on a cash basis.  In such an instance, the Fund will announce, before the open of trading on such day, that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash. Each Fund may also determine, upon receiving a purchase or redemption order from an Authorized Participant, to require the purchase or redemption, as applicable, to be made entirely in cash.

Each Business Day, before the open of trading on the Listing Exchange, the investment adviser will cause the Basket, including the names and quantities of the securities, cash and other instruments in the Basket and the estimated Balancing Amount for that day to be disseminated through the National Securities Clearing Corporation (“NSCC”), a clearing agency registered with the SEC and affiliated with the Depository Trust Company (“DTC”).  The published Basket will apply until a new Basket is announced, and there will be no intraday changes to the Basket except to correct errors in the published Basket. The investment adviser will also make available on a daily basis information about the previous day’s Balancing Amount.

Authorized Participants.  All orders to purchase or redeem Creation Units must be placed with the Distributor by or through an “Authorized Participant,” which is either: (a) a “participating party” (i.e., a Broker or other participant in the Continuous Net Settlement (“CNS”) System of the NSCC) or (b) a participant in the DTC system (“DTC Participant”), which in any case has executed an agreement with the Distributor (“Participant Agreement”).  An investor does not have to be an Authorized Participant to transact in Creation Units, but must place an order through and make appropriate arrangements with an Authorized Participant.

Clearance and Settlement.  Orders for purchases and redemptions of Creation Units will be processed either through an enhanced clearing process or through a manual clearing process. The NSCC/CNS system for effecting in-kind purchases and redemptions of ETFs (the “NSCC Process”) simplifies the transfer of a basket of securities between two parties by treating all of the securities that constitute the basket as a single unit.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

There are limitations on investors’ ability to use the NSCC Process. First, it is available only to those DTC Participants that also are participants in the CNS System of the NSCC. Other DTC Participants must use a manual clearing process (the “DTC Process”), involving a line-by-line movement of each transferred position, which is available to all DTC Participants. Because the DTC Process involves the movement of individual positions, while the NSCC Process can act on instructions regarding the movement of one unitary basket that automatically processes the movement of multiple securities, DTC may charge a Fund more than NSCC to settle purchases and/or redemptions of Creation Units.  Further, the NSCC Process is generally only available for transactions involving domestic equity securities. Thus, it may only be used in connection with in-kind transactions for Fund Creation Units that include only domestic equity securities in their Basket.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket will not go through either the NSCC Process or the DTC Process. Rather, such transactions will go through a Fund’s custodian and sub-custodian network. Once such a creation order has been placed with the Distributor, the Distributor will inform the investment adviser and the Fund’s custodian. The custodian will then inform the appropriate sub-custodians. In connection with a creation, the Authorized Participant will deliver to the appropriate sub-custodians, on behalf of itself or the beneficial owner on whose behalf it is acting, the Basket instruments as determined according to the procedures described above. The sub-custodians will confirm to the custodian that the purchase consideration has been delivered, and the custodian will notify the investment adviser and Distributor of the delivery. After shares have been instructed to be delivered, the Distributor will furnish the purchaser with a confirmation and a Prospectus (if necessary). For a redemption, the same process proceeds in reverse.

In-kind transactions in Creation Units involving fixed-income instruments will generally clear and settle as follows:  Basket securities that are U.S. government or U.S. agency securities and any cash will settle via free delivery through the Federal Reserve System; Basket securities that are non-U.S. fixed-income securities will settle in accordance with the normal rules for settlement of such securities in the applicable non-U.S. market.  Fund shares will settle through DTC. The custodian will monitor the movement of the underlying Basket instruments and will instruct the movement of shares only upon validation that such instruments have settled correctly. The settlement of Fund shares will be aligned with the settlement of the underlying Basket and, except as discussed below with respect to Basket instruments traded in foreign markets, will generally occur no later than the third Business Day following the day on which an order is deemed received by the Distributor.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket may be on a basis other than the third Business Day following receipt in good order in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind purchases and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming shareholders, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the funds, in certain circumstances. The holidays applicable to the Funds that include foreign instruments in their basket during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future. Because the portfolio securities of the Funds may trade on days that the Fund’s Listing Exchange is closed or on days that are not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

[List of market holidays and estimated number of days to settle Creation Units are to be added by amendment.]

Delivery.  The Distributor will transmit all purchase orders received from Authorized Participants to a Fund.  After a Fund has accepted a purchase order and received delivery of the purchase consideration, NSCC or DTC, as applicable, will instruct the Fund to initiate delivery of the appropriate number of shares to the book-entry account specified by the Authorized Participant. Delivery of Creation Units by a Fund is expected to occur within the normal settlement cycle, currently no later than the third Business Day following the day on which an order is deemed to be received by the Distributor. The Distributor will issue or cause the issuance of confirmations of acceptance, will be responsible for delivering a Prospectus to persons purchasing Creation Units, and will maintain records of both the orders placed with it and the confirmations of acceptance furnished by it.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Shares will not normally be issued until after the transfer to a Fund of good title to the purchase consideration. To the extent contemplated by the relevant Participant Agreement, however, shares may be issued to an Authorized Participant notwithstanding the fact that the purchase consideration has not been received, in part or in whole, by a Fund in reliance on an undertaking by the Authorized Participant to deliver the missing portion as soon as possible, with the undertaking secured by the Authorized Participant’s delivery and maintenance of collateral acceptable to the Fund. The Participant Agreement will permit the Fund to buy any missing Basket instruments at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such instruments and the value of the collateral.

In connection with taking delivery of shares of securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the securities are customarily traded, to which account such securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date.

Redemptions of shares for Fund securities will be subject to compliance with applicable federal and state securities laws and the Fund reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund securities upon redemptions or could not do so without first registering Fund securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A under the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund securities.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of Fund shares or determination of the NAV of the shares is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Transaction Fees.  As describe in the Prospectus, orders for Creation Units are subject to transaction fees.

Order Rejection.  A Fund and/or the Distributor may reject any order that is not in proper form. Further, a Fund may reject a purchase order transmitted to it by the Distributor if, for example:  (a) the purchaser or group of related purchasers, upon obtaining the Creation Units, would own 80% or more of outstanding Fund shares; (b) the acceptance of the Basket would have certain adverse tax consequences, such as causing the Fund to no longer meet the requirements of a regulated investment company under the Code; (c) the acceptance of the Basket would, in the opinion of the Trust, be unlawful, as in the case of a purchaser who is banned from trading in securities; (d) the acceptance of the Basket would otherwise, in the discretion of the Trust or the investment adviser, have an adverse effect on the Trust or on the rights of beneficial owners; or (e) there exist circumstances outside the control of a Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting a Fund, the investment adviser, the transfer agent, the custodian, the Distributor, DTC, NSCC or any other participant in the purchase process; and similar extraordinary events.

Required Early Acceptance of Orders.  Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

Exchange Listing and Trading.  A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus under “Buying and Selling Shares.” The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

Each Fund’s shares are listed for trading on the Listing Exchange, and trade thereon at prices that are directly linked to the Fund’s next end-of-day NAV (“NAV-Based Trading”).   In NAV-Based Trading, all bids, offers and execution prices are expressed as a market-determined premium or discount to that day’s NAV.  For each trade, the premium or discount to NAV (which may be zero) is locked upon trade execution and the final transaction price (i.e., NAV plus or minus the market-determined premium/discount to NAV) is determined once NAV is computed at the end of the day ..  Investors are notified of the final price of each trade after the ETMF’s NAV is determined at the end of the trading day ..

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Although share prices will be quoted throughout the day relative to NAV (e.g., NAV+$0.01, NAV-$0.02), there is not a fixed relationship between trading prices and NAV. Instead, the premium or discount to NAV at which Share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the Share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices for shares in the secondary market may be above, at or below NAV.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of Fund shares will continue to be met.

The Listing Exchange may, but is not required to, remove Fund shares from listing if: (i) following the initial twelve-month period after commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; (ii) a Fund’s IIV or NAV is no longer calculated or its IIV, NAV or Basket composition is no longer available to all market participants at the same time; (iii) a Fund has failed to submit any filings required by the SEC or if the Listing Exchange is aware that the Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC with respect to the Fund; or (iv) such other event shall occur or condition exists that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. In addition, the Listing Exchange will remove the Fund shares from listing and trading upon termination of the Trust or a Fund.

Book Entry Only System.  The following information supplements and should be read in conjunction with “Buying and Selling Shares” in the Prospectus.

The DTC acts as securities depositary for Fund shares. Fund shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.  Certificates will not be issued for Fund shares.

DTC, a limited-purpose trust company, was created to hold securities of DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to beneficial owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is the case for securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Listing Exchange.

PERFORMANCE

Performance Calculations.  Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at NAV on the reinvestment dates during the period and (ii) a complete redemption of the investment at the end of the period.

Average annual total returns may be based on a Fund’s NAV or market price per share.  Market price is determined by using the mid-point between the highest bid and lowest offer on the Listing Exchange as of the time that a Fund’s NAV is calculated (typically 4:00 pm eastern time) and does not represent returns an investor would receive if shares were traded at other times.  Market returns do not reflect brokerage commissions that may be payable on secondary market transactions.  If brokerage commissions were reflected, returns would be lower.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at NAV on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.  In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment.  After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.  Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the NAV per share on the last day of the period and annualizing the resulting figure.

Disclosure of Portfolio Holdings and Related Information.  The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund.  See the Funds' Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website (www.eatonvance.com) and disclosure of certain portfolio characteristics.  Pursuant to the Policies, information about portfolio holdings of a Fund may also be disclosed as follows:

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

•

Historical portfolio holdings information:  From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously.  In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Funds.  The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders.  In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person.  The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting.  The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund.  However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

TAXES

The following is a summary of some of the tax consequences affecting the Fund and its shareholders.  The summary does not address all of the special tax rules applicable to certain classes of investors, such as individual retirement accounts and other employer sponsored retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

Taxation of the Fund.  The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes.  The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent fiscal year.

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distributes (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its capital losses realized after October and its late-year ordinary losses (defined as the excess of post-October specified losses (as defined in the Code) and other post-December ordinary losses over post-October specified gains (as defined in the Code) and other post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses.  Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Taxation of the Subsidiary.  To the extent described in the prospectus, the Fund may invest in the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. As described in the prospectus, the Fund has either applied for or received from the IRS a private letter ruling or has received advice from counsel relating to the treatment of the income allocated to the Fund from the Subsidiary for purposes of the Fund’s status as a “RIC” under the Code.  Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, and would be taxed as such.

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The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be “subpart F income.” The Fund’s recognition of the Subsidiary's “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund's tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

Tax Consequences of Certain Investments.  The following summary of the tax consequences of certain types of investments applies to the Fund.  References in the following summary to “the Fund” are to any Fund that can engage in the particular practice as described in the Prospectus or SAI.

Securities Acquired at Market Discount or with Original Issue Discount.  Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.  The Fund may elect to accrue market discount income on a daily basis.

Lower Rated or Defaulted Securities.  Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Municipal Obligations.  Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the Table of Contents).

Tax Credit Bonds.  If the Fund holds, directly or indirectly, one or more tax credit bonds (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder‘s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder‘s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Derivatives.  The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss

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on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract”, any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Short Sales.  In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Constructive Sales.  The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Foreign Investments and Currencies.  The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect

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to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.   Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in passive foreign investment companies (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

U.S. Government Securities.  Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Real Estate Investment Trusts (“REITs”).  Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Inflation-Indexed Bonds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above).  Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).

Taxation of Fund Shareholders.  Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund.  Dividends and distributions on the Fund’s shares are generally

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subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment.  Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period.  If the Fund makes a distribution to a shareholder in excess of the Fund‘s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder‘s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder‘s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.  A shareholder’s tax basis cannot go below zero and any return of capital distributions in excess of a shareholder’s tax basis will be treated as capital gain.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made.  However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared.  Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses.  The Fund will inform shareholders of the tax character of distributions annually to facilitate shareholder tax reporting.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate.  In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

Tax-Exempt Income.  Distributions by the Fund of net tax-exempt interest income that are properly reported as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code.  In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a).  Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.  Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed.  Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

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Qualified Dividend Income.  “Qualified dividend income” received by an individual is taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 20% plus a 3.8% Medicare contribution tax). In order for a dividend received by Fund shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend-paying stock in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income.  In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends Received Deduction for Corporations.  A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase the alternative minimum tax for certain corporations.  Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify for the DRD.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders.  Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, employer sponsored retirement plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Taxes on Purchases and Redemptions of Creation Units.   Purchasers of Creation Units of shares on an in-kind basis will generally recognize a gain or loss  on the purchase transaction equal to the difference between the market value of the Creation Units , and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received).Persons  redeeming Creation Units in-kind will generally recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received plus (or minus) the cash amount received (or paid). The IRS, may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible.

Any capital gain or loss realized upon the purchase of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation

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Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

A Fund has the right to reject an order for Creation Units if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Redemption or Exchange of Fund Shares.  Generally, upon sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Applicability of Medicare Contribution Tax.  The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.

Back-Up Withholding for U.S. Shareholders.  Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28%. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxation of Foreign Shareholders.  In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.  A foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

For taxable years beginning before January 1, 2014, properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year).  However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder would need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

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For taxable years beginning before January 1, 2014, distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. The rules described in this paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation or a foreign shareholder’s participation in a wash sale transaction or the payment of a substitute dividend.

Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years, or for sales occurring on or before December 31, 2013, 50% or more of the value of the Fund’s shares were held by U.S. entities.

The same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels.  The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2014.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2013, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain.  If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted basis to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.

Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

Compliance with the HIRE Act.  A 30% withholding tax will be imposed on U.S.-source dividends, interest and other income items paid after June 30, 2014, and proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners.  To avoid withholding, foreign financial institutions will need to either enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders or, in the event that an applicable intergovernmental agreement and implementing legislation are adopted, agree to provide certain information to other revenue authorities for transmittal to the IRS. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS.  Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Requirements of Form 8886.  Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that

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a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Changes in Taxation.  The taxation of the Fund, the Subsidiary and shareholders may be adversely affected by future legislation, Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser.  Each Fund is responsible for the expenses associated with its portfolio transactions.  The investment adviser is also responsible for the execution of transactions for all other accounts managed by it.  The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms.  The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates.  In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any.  In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Fund.  The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions.  Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.  Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States.  There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers.  Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread.  Fixed-income transactions may also be transactions directly with the issuer of the obligations.  In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer.  Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided.  This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.  “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e). Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services.  Any particular Research Service obtained

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through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer.  Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained.  The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.  The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution.  The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade.  Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs.  The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e).

The investment companies sponsored by the investment adviser or its affiliates also may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies.  Such companies may also pay cash for such information.

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances.  As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts.  If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis.  An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable.  While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to [a or the] Fund from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

OTHER INFORMATION

Control Persons and Principle Holders of Securities.  As of _____________, no persons owned of record or beneficially 5% or more of a Fund.

FINANCIAL STATEMENTS

There are no financial statements for the Funds because as of the date of this SAI, the Funds had not commenced operations.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

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ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidelines, if a transaction exposes the Fund to an obligation of another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of either the custodian or the investment adviser with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management, the ability to meet redemption requests, or other current obligations.  The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements, residual interest bonds, and participation in revolving credit facilities.

Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk.   Some ABS may receive prepayments that can change their effective maturities.  Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities.  CDOs and CLOs are typically issued in various classes with varying priorities.  The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests.  In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction.  Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount.  Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons.  In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender.  The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

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Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions).  The Fund typically makes any such borrowings pursuant to an umbrella credit facility to which most of the Eaton Vance funds have access.  The Fund’s ability to borrow under the credit facility is subject to its terms and conditions, which in some cases may limit the Fund’s ability to borrow under the facility.  The credit facility is subject to an annual renewal, which cannot be assured.  If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs.  Borrowings involve additional expense to the Fund.

Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds); or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010.  As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Obligations

Issuers of obligations may reserve the right to call (redeem) the obligations. If an issuer redeems an obligation with a call right during a time of declining interest rates, the holder of the obligation may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some obligations may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances an obligation’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the obligation would be subject to the longer maturity of the obligation, which could experience substantially more volatility.  Obligations with a “put” or “demand” feature are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because they can be retained if interest rates decline.

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities.  See “U.S. Government Securities” below. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

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The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty.  These securities may be subject to federal income, state income and/or other taxes.  Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund (such as Eaton Vance Cash Reserves Fund, LLC, which is managed by Eaton Vance) or unaffiliated money market fund.

Collateralized Mortgage Obligations (“CMOs”)

CMOs are backed by a pool of mortgages or mortgage loans.  The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities.  Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages.  CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches.  CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages.  Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis.  Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes.  CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal.  The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Commodity-Related Investments

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities.  The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.   A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities.  Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.  With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Certain convertible securities may include loss absorption characteristics that make the securities more equity-like.  This is particularly true in the financial services sector.  While loss absorption language is relatively rare in the convertible securities markets today, it may become more prevalent.  One convertible security with loss absorption characteristics is the contingent convertible security (sometimes referred to as a “CoCo”).  These securities provide for mandatory conversion into common stock of the issuer under certain circumstances.  The mandatory conversion might be automatically triggered for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support.  Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy.  In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date.  In another version of a security with loss absorption characteristics, the liquidation value of the security may be adjusted downward to below the original par value under certain circumstances similar to those that would trigger a CoCo.  The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company.  In certain versions of the instruments, the notes will write down to zero under certain circumstances and investors could lose everything, even as the issuer remains in business.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles.  Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.  The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available.  Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument.  Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks.  Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”).  Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks.  Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset.  Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets.  To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments.   Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  There can be no assurance that the use of derivative instruments will benefit the Fund.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a dividend capture trade, the Fund sells a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold.  The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.  The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets.  Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries.  There can be no assurance that repatriation of income, gain or initial capital from these countries will occur.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

 Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities.  The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets.  As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Equity Investments

Equity investments include common and preferred stocks (see “Preferred Securities”); depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred securities and other convertible debt instruments; and rights and warrants.

Equity Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Equity linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock.  These securities are used for many of the same purposes as derivative instruments and share many of the same risks.  Equity linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Events Regarding FNMA and FHLMC

The value of FNMA and FHLMC securities fell sharply in 2008 due to concerns that these agencies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury Department announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In connection with the conservatorship, the U.S. Treasury Department entered into Senior Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that the liabilities of FNMA and FHLMC have exceeded their assets under generally accepted accounting principles, the U.S. Treasury Department will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the MBS issued by FNMA and FHLMC. On February 18, 2009, the U.S. Treasury Department announced that it was doubling the size of its commitment to each of FNMA and FHLMC under the Senior Preferred Stock Program to $200 billion.  The U.S. Treasury Department’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per entity.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.  The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA and FHLMC’s ability to meet its obligations.  FHFA has indicated that the conservatorship of each entity will end when the director of FHFA determines that FHFA’s plan to restore the entity to a safe and solvent condition has been completed.  No assurance can be given that the U.S. Treasury Department initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.   The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility.  Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.  Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Fixed-Income Securities

Fixed-income securities are used by issuers to borrow money. Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity.  The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation.  Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired.  The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents).  While typically paying a fixed rate of income, preferred securities may be considered to be equity securities for purposes of the Fund’s investment restrictions.

Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein).  Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations.  In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts.  Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.  Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States.  Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt.  Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable.  The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories.  The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk.  Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Exchange Contracts

See also “Derivative Instruments and Related Risks” herein.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded.  NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein.  Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.  These instruments are traded in the OTC market.

Fund Investing in a Portfolio

The Board may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Futures Contracts

See also “Derivative Instruments and Related Risks” herein.  Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset.  Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin).  Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.  A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Global Natural Resources Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in global natural resources companies.
Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.
High Yield Securities

High yield securities (commonly referred to as “junk bonds”) are considered to be of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk.  High yield securities may be subject to higher risk and include certain corporate debt obligations, higher yielding preferred securities and mortgage-related securities, and securities convertible into the foregoing.  They are regarded as predominantly speculative with respect to the entity’s continuing ability to meet principal and interest payments.  Also, their yields and market values may fluctuate more than higher rated securities.  Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value.  The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful.  Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.  Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.  Where registration is required, a considerable period of time may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities.  The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Indexed Securities

See also “Derivative Instruments and Related Risks” herein.  Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.  Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.  The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation.  However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields.  In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.  The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal.  Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investments in the Subsidiary

The Subsidiary will be organized under the laws of the Cayman Islands, and overseen by a sole director affiliated with Eaton Vance. The Fund will be the sole shareholder of the Subsidiary, and it is not expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans

Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower.  Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation.  Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.
Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein.  The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price.  Interest income generated by certain municipal bonds with put or demand features may be taxable.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the Prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $2.315 million through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.80% on its outstanding borrowings for the administration of the program and an annual fee of either 0.15% or 0.25% on the total commitment amount depending on the amount of outstanding borrowings, as well as interest on advances under the program.

Loans

Loans may be primary, direct investments or investments in loan assignments or participation interests.  A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor.  However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor.  Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”).  In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

Loan investments may be made at par or at a discount or premium to par.  The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind.  In connection with transactions in loans, the Fund may be subject to facility or other fees.  Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated.  During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower.  In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.  Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan.  In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower.  Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment.  This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.  The base lending rate usually is the London Interbank Offered Rate (“LIBOR”), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits.

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment.  The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans.  In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower.  Representatives of the Fund also may join creditor or similar committees relating to loans.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans, making them illiquid. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Master Limited Partnerships (“MLPs”)

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder.  MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines.  In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.  Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently three types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement.  Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

 FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.  See also “Events Regarding FNMA and FHLMC” herein.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate.  Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS is purchased at a premium above its par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS.  The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund.  The use of mortgage dollar rolls is a speculative technique involving leverage.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Fund will enter into only covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Municipal Lease Obligations (“MLOs”)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance.  MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities.  Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The investment adviser will consider an MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical ratings organization or is insured by an insurer rated investment grade.  If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid.  In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities.  Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate.  Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.  Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax (“AMT”): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.  Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.  The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.  Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels.   A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status.  There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment.  The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests.  There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector.  Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector.  As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Option Contracts

See also “Derivative Instruments and Related Risks” herein.  An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument).  Options may be listed on an exchange or traded in the OTC market.  In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. OTC options also involve greater liquidity risk.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.  Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options.  Options on futures contracts are discussed herein under “Futures Contracts.”

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date.  There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  The Fund may also buy and write call options on the same reference instrument to cover its obligations.  Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close.  In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise.  Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option.  Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Option Strategy	To the extent described in the Prospectus, the Fund may utilize the Option Strategy.
Pooled Investment Vehicles

The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange.  The demand for a closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value.  The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders.  The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities − excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund's portfolio holdings.  The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.

Preferred Securities

Preferred securities represent an equity ownership interest in the issuing corporation that has a higher claim on the assets and earnings than common stock. Preferred securities generally have a dividend that must be paid out before dividends to common stockholders and the shares usually do not have voting rights.  Preferred securities involve credit risk, which is the risk that a preferred security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status.  Preferred securities may be convertible to common stock in some cases.  While a part of an issuer’s equity structure, preferred securities may be deemed to be fixed-income securities for purposes of the Fund’s investment restrictions.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Real Estate Investment Trusts (“REITs”)

Securities of companies in the real estate industry, such as REITs, are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price.  In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Residual Interest Bonds

The Fund may invest in residual interest bonds in a trust that holds municipal securities. The interest rate payable on a residual interest bond bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.  In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund.  Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage.  Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Rights and Warrants

See also “Derivative Instruments and Related Risks” herein.  A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless.  (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Royalty Bonds	To the extent described in the Prospectus, the Fund may invest in royalty bonds.
Securities Lending

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser.  These loans earn income and are collateralized by cash, securities or letters of credit.  The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan.  When the loan is closed, the lender is obligated to return the collateral to the borrower.  The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan.  The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.  See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar-denominated money market instruments.  The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Although not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that Cash Collateral Fund will be able to maintain a stable net asset value and the Fund could experience a loss of its invested collateral.  Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations, including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.  As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Securities with Equity and Debt Characteristics

Securities may have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  If these securities are ranked at the bottom of an issuer’s debt capital structure, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

Senior Loans

Senior Loans are loans that are senior in repayment priority to other debt of the borrower.  Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates.  Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral.  A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.  Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.  Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration.  In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower.  The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower.  It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent.  A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons, similar risks may arise.

Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative.  The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation.  In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities.  In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

For Floating Rate Portfolio, Senior Portfolio and VT Floating-Rate Income Fund only: The Fund will acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.

For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.
Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered.  In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost.  In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant.  The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.  Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Structured Notes

See also “Derivative Instruments and Related Risks” herein.  Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements

See also “Derivative Instruments and Related Risks” herein.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).  Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Whether the use of swap agreements will be successful will depend on the investment adviser's ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments.  Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days.  The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).  Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future.  If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default.

The swaps market was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.

Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, uncleared OTC swaps will be subject to regulatory collateral requirements that could adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments could cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund, and the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to value or trade. However, it is expected that swap dealers, major market participants, and swap counterparties will experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules to be promulgated may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of the legislation, and the new requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.

Swap agreements include (but are not limited to):

Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Credit Default Swaps.  Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.  The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement.  The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps.  Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis.  If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.  The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis.  Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

Swaptions

See also “Derivative Instruments and Related Risks” herein.  A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities that are treated differently for federal income tax purposes: price appreciation, distributions of qualified dividend income, distributions of other investment income, and distributions of realized short-term and long-term capital gains. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income.  Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 20%. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities.  Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities.  The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.  For additional information about Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, see “Events Regarding FNMA and FHLMC” herein.

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Utility and Financial Service Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in utility and/or financial services companies.
Variable Rate Obligations

Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.  The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

APPENDIX A

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations.  The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments.  A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities.  While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”).  For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds.  The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy.  In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund.  The Boards recognize that the Advisers may from time to time amend their policies and procedures.  The Advisers will report material changes to the Boards in the manner set forth in Section V below.  In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies.  The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities.  The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004.  Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages.  The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser.  In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved.  In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request.  The Board, committee, sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action.  If the Board, committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the

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SAI dated ______, 2014

Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee,  sub-committee or group of Independent Trustees at its next meeting.  Any determination regarding the voting of proxies of each Fund that is made by the committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request.  The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures.  Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

Eaton Vance Domestic Equity ETMFs

SAI dated ______, 2014

APPENDIX B

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

PROXY VOTING POLICIES AND PROCEDURES

I.  Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.  The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures.  These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.  Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client.  In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients.  These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below.  The Agent is currently Institutional Shareholder Services Inc.  Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers.  The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III.  Roles and Responsibilities

A.  Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures.  The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines.  Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B.  Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies.  The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion.  The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below.  The Agent shall retain a record of all proxy votes handled by the Agent.  Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940.  In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

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Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein.   Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C.  Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent.  The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration.  In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV.  Proxy Voting Guidelines (“Guidelines”)

A.  General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted.  In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders.  Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients.  The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B.  Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C.  Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

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D.  Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E.  Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F.  Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1

WITHIN-GUIDELINES VOTES:  Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2

NON-VOTES:  Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

3

OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group.  The Proxy Group may consult with the Agent as it deems necessary.  The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.  The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

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V.  Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended.  Those records will include:

•

A copy of the Advisers’ proxy voting policies and procedures;

•

Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;

•

A record of each vote cast;

•

A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

•

Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI.  Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.  Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

B.  Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own.  In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

•

Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds).   Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

•

A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

•

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”).  If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.

•

If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

•

If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients.  If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

•

The client, in the case of an individual or corporate client;

•

In the case of a Fund, its board of directors, any committee or sub-committee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or

•

The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

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SAI dated ______, 2014

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety.  If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests.   In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent.  Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations.  Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data.  The Advisers shall review such information on a monthly basis.  The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator.  Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation.  The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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SAI dated ______, 2014

PRELIMINARY STATEMENT

SUBJECT TO COMPLETION

____________

OF ADDITIONAL INFORMATION

THE INFORMATION IN THIS PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT COMPLETE AND MAY BE CHANGED.  THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF
ADDITIONAL INFORMATION
____________, 2014

Eaton Vance Richard Bernstein All Asset Strategy ETMF®

Ticker   [_______]

Eaton Vance Richard Bernstein Equity Strategy ETMF®

Ticker   [_______]

Listing Exchange:  The NASDAQ Stock Market LLC

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds.  Each Fund is an actively managed exchange-traded managed fund (“ETMF”®) and is a series of Eaton Vance ETMF Trust (the “Trust”).  Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Performance	19
Investment Restrictions	5	Taxes	21
Management and Organization	6	Portfolio Securities Transactions	29
Investment Advisory and Administrative Services	11	Other Information	30
Other Service Providers	13	Financial Statements	30
Calculation of Net Asset Value	14	Additional Information About Investment Strategies	31
Buying and Selling Shares	15

Appendix A: Eaton Vance Funds Proxy Voting Policy and Procedures	71	Appendix B: Richard Bernstein Advisors LLC Proxy Voting Policies and Procedures	73

This SAI is NOT a Prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated ___________, 2014, as supplemented from time to time, which is incorporated herein by reference.  This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© 2014 Eaton Vance Management

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“Basket” means the basket of securities and/or cash that the Fund specifies each Business Day and for which it issues and redeems Creation Units;

“Board” means Board of Trustees of the Trust;

“CEA” means the Commodity Exchange Act;

“CFTC” means the Commodity Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Creation Units” means blocks of Fund shares (or multiples thereof) as described in the Prospectus;

“DTC” means the Depository Trust Company;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“Listing Exchange” means The NASDAQ Stock Market LLC;

“NSCC” means the National Securities Clearing Corporation;

“NYSE” means the New York Stock Exchange;

“Subsidiary” means a wholly-owned subsidiary of the Fund as described in the prospectus, if applicable;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Eaton Vance ETMF Trust, of which a Fund is a series.

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments in which the Fund will principally invest in seeking its investment objective(s) and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments and the investment practices the Fund is permitted to engage in. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its total assets in such investment type. If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the Prospectus may be amended to disclose that investment. “Fund” as used herein and under “Additional Information About Investment Strategies” refers to each Fund listed in the table below. Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies”.

Investment Type	Permitted for or Relevant to:
	Richard Bernstein All Asset Strategy ETMF	Richard Bernstein Equity Strategy ETMF
Asset-Backed Securities (“ABS”)	√	√
Auction Rate Securities
Build America Bonds	√	√

Eaton Vance Richard Bernstein ETMFs

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SAI dated _______, 2014

Investment Type	Permitted for or Relevant to:
	Richard Bernstein All Asset Strategy ETMF	Richard Bernstein Equity Strategy ETMF
Call and Put Features on Obligations	√	√
Cash Equivalents	√	√
Collateralized Mortgage Obligations (“CMOs”)	√	√
Commercial Mortgage-Backed Securities (“CMBS”)	√	√
Commodity-Related Investments	√	√
Common Stocks	√	√
Convertible Securities	√	√
Credit Linked Securities	√
Derivative Instruments and Related Risks	√	√
Direct Investments
Emerging Market Investments	√	√
Equity Investments	√	√
Equity Linked Securities	√	√
Exchange-Traded Funds (“ETFs”)	√	√
Exchange-Traded Notes (“ETNs”)	√	√
Fixed-Income Securities	√	√
Foreign Currency Transactions	√	√
Foreign Investments	√	√
Forward Foreign Currency Exchange Contracts	√	√
Forward Rate Agreements	√
Futures Contracts	√	√
High Yield Securities	√	√
Hybrid Instruments	√	√
Illiquid Securities	√	√
Indexed Securities	√	√
Inflation-Indexed (or Inflation-Linked) Bonds	√	√
Junior Loans
Liquidity or Protective Put Agreements	√
Loans
Master Limited Partnerships (“MLPs”)	√	√
Mortgage-Backed Securities (“MBS”)	√	√
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)	√

Eaton Vance Richard Bernstein ETMFs

3

SAI dated _______, 2014

Investment Type	Permitted for or Relevant to:
	Richard Bernstein All Asset Strategy ETMF	Richard Bernstein Equity Strategy ETMF
Municipal Obligations	√	√
Option Contracts	√	√
Pooled Investment Vehicles	√	√
Preferred Securities	√	√
Real Estate Investment Trusts (“REITs”)	√	√
Repurchase Agreements	√	√
Residual Interest Bonds
Reverse Repurchase Agreements
Rights and Warrants	√	√
Royalty Bonds
Securities with Equity and Debt Characteristics	√	√
Senior Loans
Short Sales	√	√
Stripped Mortgage-Backed Securities (“SMBS”)	√	√
Structured Notes	√	√
Swap Agreements	√	√
Swaptions	√	√
Trust Certificates	√
U.S. Government Securities	√	√
Unlisted Securities	√	√
Variable Rate Obligations	√	√
When-Issued Securities, Delayed Delivery and Forward Commitments	√	√
Zero Coupon Bonds	√	√

Other Disclosures Regarding Investment Practices	Permitted for or Relevant to:
	Richard Bernstein All Asset Strategy ETMF	Richard Bernstein Equity Strategy ETMF
Asset Coverage	√	√
Average Effective Maturity	√	√
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√	√
Diversified Status	√	√
Dividend Capture Trading
Duration	√	√
Events Regarding FNMA and FHLMC	√	√

Eaton Vance Richard Bernstein ETMFs

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SAI dated _______, 2014

Investment Type	Permitted for or Relevant to:
	Richard Bernstein All Asset Strategy ETMF	Richard Bernstein Equity Strategy ETMF
Fund Investing in a Portfolio
Investments in the Subsidiary
Loan Facility
Option Strategy
Portfolio Turnover	√	√
Securities Lending	√	√
Short-Term Trading	√	√
Significant Exposure to Global Natural Resources Companies
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies	√	√
Significant Exposure to Utility and Financial Service Companies
Tax-Managed Investing

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund.  Accordingly, each Fund may not:

(1)

Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).  The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

(3)

Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(4)

Purchase or sell real estate (including interests in real estate limited partnerships), although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(5)

Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

(6)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)

Concentrate its investments in any particular industry or group of industries, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

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SAI dated _______, 2014

In addition, each Fund may:

(8)

Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

Each Fund’s borrowing policy is consistent with Section 18(f) of the 1940 Act, which states that it shall be unlawful for any registered open-end investment company to issue any class of senior security or to sell any senior security of which it is the issuer, except that any such registered company shall be permitted to borrow from any bank; provided, that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of such registered company; and provided further, that in the event that such asset coverage shall at any time fall below 300% such registered company shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

The following nonfundamental investment policies been adopted by each Fund.  A nonfundamental investment policy may be changed by the Board with respect to a Fund without approval by the Fund’s shareholders.  Each Fund will not:

•

make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short; or

•

invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days.  Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid.  Any such determination by a delegate will be made pursuant to procedures adopted by the Board.  When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset.  Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset.  However, a Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.  If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management.  The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, the individual has held the office shown or other offices in the same company for the last five years. Board members and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

[INDEPENDENT TRUSTEE INFORMATION IN REQUIRED TABULAR FORMAT AND NEW ITEM 17 DISCLOSURE ON SPECIFIC QUALIFICATION OF EACH BOARD MEMBER TO BE ADDED BY AMENDMENT UPON ELECTION OF FULL BOARD OF TRUSTEES.]

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SAI dated _______, 2014

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
Initial Trustees
FREDERICK S. MARIUS 1963	Trustee and Assistant Secretary	Since 2013	Secretary and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC.	2	None
JANE A. RUDNICK 1956	Trustee	Since 2013	Vice President of Eaton Vance and BMR.	2	None

(1)

Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
EDWARD J. PERKIN 1972	President	Since 2014	Vice President and Chief Equity Investment Officer of Eaton Vance and BMR. Officer of 3 registered investment companies managed by Eaton Vance or BMR.
MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Since 2014	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed by Eaton Vance or BMR.
JAMES F. KIRCHNER 1967	Treasurer	Since 2014	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 1953	Chief Compliance Officer	Since 2014	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed by Eaton Vance or BMR.

[The Board has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of nine Trustees, including eight Trustees who are not “interested persons” of a Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to nine regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.]

[The Board has appointed a noninterested Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such noninterested Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.]

[Each Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of each Fund and the Trust and is addressed as part of various activities of the Board and its Committees. As part of its oversight of each Fund and the Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can or should be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and

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SAI dated _______, 2014

provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals. ]

[The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports  to the Audit Committee of the Board and the Board regarding these and related matters. In addition, the Audit Committee of the Board or the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.]

[The Board of the Trust has several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee.  Each of the Committees are comprised of only noninterested Trustees. ]

[Mmes. _____________ (Chair), __________, ___________ and _________, and Messrs. __________, __________, _________, _____________ and _____________ are members of the Governance Committee.  The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons.]

[The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.]

[Messrs. ___________ (Chair), _____________, ___________ and __________, and Ms. ___________ are members of the Audit Committee.  The Board has designated Mr. ___________, a noninterested Trustee, as audit committee financial expert.  The Audit Committee’s purposes are to (i) oversee each Fund's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund's financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund's compliance with legal and regulatory requirements that relate to each Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund.]

[Messrs. _______________ (Chair), _______________, _____________ and ___________, and Mmes. _____________, ___________, _________ and ___________ are members of the Contract Review Committee.  The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board concerning the following matters: (i) contractual arrangements with each service provider to the Funds, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board. ]

Eaton Vance Richard Bernstein ETMFs

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SAI dated _______, 2014

[Mmes. ____________ (Chair), _____________, ___________ and ___________ are members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board in its oversight of the portfolio management process employed by the Funds and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ stated objective(s), strategies and restrictions; (ii) assist the Board in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds; and (iii) assist the Board in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board identifies from time to time.]

[Messrs. ___________ (Chair), ___________ and _____________ are members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds; (ii) serve as a liaison between the Board and the Funds’ CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC.]

[Share Ownership.  The following table shows the dollar range of equity securities beneficially owned by each Trustee in all Eaton Vance Funds overseen by the Trustee as of December 31, 2013.  None of the Trustees owned shares of the Funds as of ________________since the Funds had not commenced operations.

Name of Trustee	Aggregate Dollar Range of Equity Securities Owned in All Registered Funds Overseen by Trustee in the Eaton Vance Fund Complex
Interested Trustee
[ ]	[ ]
Noninterested Trustees
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]

As of December 31, 2013, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2012 and December 31, 2013, no noninterested Trustee (or their immediate family members) had:

(1)

 Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

(2)

 Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)

 Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

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SAI dated _______, 2014

During the calendar years ended December 31, 2012 and December 31, 2013, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.]

[Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Deferred Compensation Plan”).  Under the Deferred Compensation Plan, an eligible Board member may elect to have his or her deferred fees invested in the shares of one or more funds in the Eaton Vance family of funds, and the amount paid to the Board members under the Deferred Compensation Plan will be determined based upon the performance of such investments.  Deferral of Board members’ fees in accordance with the Deferred Compensation Plan will have a negligible effect on the assets, liabilities, and net income of a participating fund or portfolio, and do not require that a participating Board member be retained.  There is no retirement plan for Board members.]

[The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ending ________________, it is estimated that the Trustees of the Trust will earn the following compensation in their capacities as Trustees from the Trust.  For the year ended December 31, 2013, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): [TO BE COMPLETED BY AMENDMENT]

Source of Compensation	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Trust(2)	$______	$______	$______	$______	$______	$______	$______	$______	$______
Trust and Fund Complex(1)	$______	$______	$______	$______	$______	$______	$______	$______	$______

(1)

As of __________________, the Eaton Vance fund complex consists of [177] registered investment companies or series thereof.

Fund Organization.  Each Fund is a series of the Trust, which was organized under Massachusetts law on March 26, 2013 and is operated as an actively managed exchange-traded fund.  The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as a Fund).  When issued and outstanding, shares are fully paid and nonassessable by the Trust.  Shareholders are entitled to one vote for each full share held.  Fractional shares may be voted proportionately.  Shares of a Fund will be voted together.  Shares have no preemptive or conversion rights and are freely transferable.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees of the Trust holding office have been elected by shareholders.  In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.  The Trust’s By-laws provide that any Trustee may be removed with or without cause, by (i) the affirmative vote of holders of two-thirds of the shares or, (ii) the affirmative vote of, or written instrument, signed by at least two-thirds of the remaining Trustees, provided however, that the removal of any noninterested Trustee shall additionally require the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining noninterested Trustees.  No person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment.  The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series, if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or restructuring the Trust) provided such changes do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations.  The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust.  However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Eaton Vance Richard Bernstein ETMFs

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SAI dated _______, 2014

The Trust or any series thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series thereof entitled to vote thereon shall be sufficient authorization; or (2) by the approval of a majority of the Trustees then in office, to be followed by a written notice to shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust.  Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed.  The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders.  The Declaration of Trust also contains provisions limiting the liability of a series to that series.  Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability.  The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the investment sub-adviser and adopted the proxy voting policies and procedures of the investment sub-adviser (the “Adviser Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The members of the Board will review each Fund’s proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year. For a copy of the Fund Policy and investment sub-adviser Policies, see Appendix A and Appendix B, respectively. Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating to funds investing in other funds, a Fund or Portfolio may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund. Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory and Administrative Services. The investment adviser and sub-adviser manage the investments and affairs of each Fund and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Fund and what portion, if any, of a Fund’s assets will be held uninvested. Each Fund’s Investment Advisory and Administrative Agreement and Sub-Advisory Agreement require the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Fund pays the investment adviser and administrator pursuant to the Investment Advisory and Administrative Agreement, see the Prospectus.

Each Investment Advisory and Administrative Agreement and Investment Sub-Advisory Agreement with the investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of either party, or by vote of the majority of the outstanding voting securities of the Fund, and each Agreement will terminate automatically in the event of its assignment. The Investment Sub-Advisory Agreement may also be terminated in certain circumstances by the sub-adviser upon not less than 20 business days’ written notice to the investment adviser. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

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SAI dated _______, 2014

Information About Eaton Vance. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts.  EV serves as trustee of Eaton Vance.  EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company.  BMR is an indirect subsidiary of EVC.   EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Brian D. Langstraat, Jr., Dorothy E. Puhy, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr.  All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Daniel C. Cataldo, Cynthia J. Clemson, James H. Evans, Maureen A. Gemma, Laurie G. Hylton, Mr. Langstraat, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott H. Page, Edward J. Perkin, Charles B. Reed, Walter A. Row, III, Craig P. Russ, David M. Stein, Payson F. Swaffield, Michael W. Weilheimer, R. Kelly Williams and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates).  The Voting Trustees have unrestricted voting rights for the election of Directors of EVC.  All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who may also be officers, or officers and Directors of EVC and EV.  As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics.  The investment adviser, Distributor, and each Fund have adopted Codes of Ethics governing personal securities transactions.  Under the Codes, employees of the investment adviser and the Distributor may purchase and sell securities (including securities held or eligible for purchase by a Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About RBA. RBA is a Delaware limited liability company that was formed under the name Richard Bernstein Capital Management LLC in May 2009. RBA has been an investment adviser registered with the SEC since June 2010. RBA expects to provide advisory services to investment companies, institutional clients and high net worth individuals. At September 30, 2013, RBA’s assets under management totaled approximately $651 million.

Portfolio Manager.  The portfolio manager of the Funds is listed below.  The following table shows, as of ____________________________, the number of accounts the portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Richard Bernstein
Registered Investment Companies	[______]	[______]	[______]	[______]
Other Pooled Investment Vehicles	[______]	[______]	[______]	[______]
Other Accounts	[______]	[______]	[______]	[______]

[__________________] beneficially owned $[           -            ] of equity securities in the Eaton Vance family of funds as of December 31, [______] and did not own any shares of the Funds since they had not yet commenced operations.

It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible for on the other.  For example, the portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises.  In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund.  In some cases, another account managed by the portfolio manager may compensate the investment adviser based on the performance of the securities held by that account.  The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.  The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

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Compensation Structure for RBA.  Compensation of RBA’s portfolio managers and other investment professionals has several components, depending upon the position of the employee: (1) in all cases, a base salary; (2) in the case of non-partners, a discretionary cash bonus payable annually and based on individual performance and overall firm profits; and (3) in the case of partners, a cash bonus or profit participation payable annually and equal to a defined percentage of overall firm profits.  RBA investment personnel also receive certain insurance and other benefits that are broadly available to all of the firm’s employees.  Compensation of all RBA employees is reviewed and evaluated annually.  Salaries are paid throughout the year, with any adjustments typically put into effect on January 1st of the respective year.  Cash bonuses and profit participations are typically paid at or shortly after year-end.

Method to Determine Compensation.  RBA seeks to compensate its portfolio managers in a manner that is commensurate with their job performance and with the scale and complexity of their responsibilities, and that is competitive with other investment management firms.  Because all of RBA’s portfolio managers share responsibility for all of the firm’s managed funds and accounts, each manager’s performance is evaluated based on, inter alia, the individual and composite pre-tax performance of all such funds and accounts (including versus peer groups of funds, as determined by, e.g., Lipper and/or Morningstar) and the respective manager’s perceived contribution to that performance, considering both current-year and longer-term performance objectives and results.  While the salaries of RBA portfolio managers and other investment personnel are relatively fixed, cash bonuses and the value of profit participations may fluctuate substantially from year to year, based on changes in the firm’s financial performance and other factors as herein described.

Commodity Futures Trading Commission Registration.  Effective December 31, 2012, the CFTC adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swaps agreements) or markets itself as providing investment exposure to such instruments.   Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to CFTC regulation. Accordingly, neither the Funds nor the sub-adviser with respect to the operation of the Funds is subject to CFTC regulation.  Because of their management of other strategies Eaton Vance and BMR are registered with the CFTC as commodity pool operators. Eaton Vance and BMR are also registered as commodity trading advisors.  The CFTC has neither reviewed nor approved each Fund’s investment strategies or this Statement of Additional Information.

Administrative Services.  Under its Investment Advisory and Administrative Agreement with each Fund, Eaton Vance has been engaged to administer a Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Expenses.  Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser and administrator or the Distributor).  In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses.

OTHER SERVICE PROVIDERS

Distributor.   _____________________________, (the “Distributor”) is each Fund’s distributor.  The Distributor distributes Creation Units of a Fund, but does not maintain a secondary market in shares of a Fund.  The Distributor’s principal address is _________________________.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) that solicit purchases of Creation Unit aggregations of Fund shares. Such Soliciting Dealers may also be “participating parties” or DTC Participants (as described below).

[Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.]

Custodian.  ____________________________________________________, serves as custodian to each Fund.  __________ has custody of all cash and securities of a Fund, maintains the general ledger of each Fund and computes the daily net asset value of shares of each Fund.  In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. __________ also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC.  EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including ___________.  It is Eaton Vance’s opinion that the terms and conditions of

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such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund and such banks.

Independent Registered Public Accounting Firm.  _______________________________________, is the independent registered public accounting firm of each Fund, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Transfer and Dividend Disbursing Agent.   ________________ serves as the transfer and dividend disbursing agent for the Trust. As transfer and dividend disbursing agent, ____________ is responsible for among other matters, receiving and processing orders for the purchase and redemptions of Creation Units. The principal business address for ____________ is ____________.

CALCULATION OF NET ASSET VALUE

The net asset value (“NAV”) of the Fund is determined by ___________ (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets.  The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•

Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

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Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

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Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.

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Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

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Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

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Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

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Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

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Non-exchange traded derivatives (including swap agreements (other than those which have been centrally cleared), forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).  Swap agreements that have been cleared by a central counterparty (“CCP”) are valued at the daily settlement price provided by the CCP.

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Precious metals are valued are valued at the New York Composite mean quotation.

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Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

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Valuations of foreign equity securities and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board.  Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the

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company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser.  The portfolio managers of one Eaton Vance fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Eaton Vance fund.  As such, at times the fair value of a Loan determined by certain Eaton Vance portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

Intraday Indicative Values.  The Trust will arrange for the continuous calculation by an independent third party and publication throughout the regular trading session of the Listing Exchange (generally 9:30 am to 4:00 pm eastern time) each Business Day of the intraday indicative value (“IIV”) of each Fund’s shares. IIVs are calculated based on the current market trading prices of a Fund’s underlying holdings and disseminated at intervals of not more than 15 minutes.  The purpose of IIVs is to enable investors to estimate that day’s closing NAV so they can determine the number of shares to buy or sell if they want to trade an approximate dollar amount.   Because IIVs will generally differ from the end-of-day NAV of a Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold.   Investors should understand that Fund transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility.

BUYING AND SELLING SHARES

Purchase and Redemption of Creation Units.  A discussion of the purchase and redemption of Creation Units is contained in the Prospectus under “Buying and Selling Shares.”  The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

Timing.  The Trust issues and redeems Fund shares only in specified large aggregations of shares called “Creation Units.”   Creation Units are issued and redeemed through the Distributor each Business Day at the NAV per share next determined after an order in proper form is received. Validly submitted orders to purchase or redeem Creation Units on each Business Day will be accepted until the NYSE market close (the “Order Cut-Off Time”), generally 4:00 pm eastern time, on the Business Day that the order is placed (the “Transmittal Date”).  All orders must be received by the Distributor no later than the Order Cut-Off Time in order to receive the NAV determined on the Transmittal Date.  Creation Units may be issued and redeemed through the delivery of cash, securities specified by a Fund or a combination of cash and specified securities.

The Distributor may require that Custom Orders (as defined below) be received no later than one hour prior to the Order Cut-Off Time. When the Listing Exchange or bond markets close earlier than normal, a Fund may require orders for Creation Units to be placed earlier in the Business Day. Orders to purchase Fund shares invested in fixed-income instruments may not be accepted on any day when the bond markets are closed.

Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by a Fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit. All requests for redemption must be preceded or accompanied by the requisite number of Fund shares, which delivery will generally be made through the DTC Process.

Payment.  To keep trading costs low and to enable a Fund to be as fully invested as possible, the Fund expects to issue and redeem Creation Units primarily in-kind through the delivery of portfolio securities.   Creations and redemptions may be effected entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders.

Subject to certain exceptions described below, the Basket instruments paid or received by a Fund will be the same for all purchasers and redeemers of Creation Units on a given Business Day. Basket instruments may include cash, securities and/or other transferable investment assets. Each security included in the Basket will be a current holding of a Fund. To the extent there is a difference between the NAV of a Creation Unit and the aggregate market value of the Basket instruments exchanged for the Creation Unit, the party conveying the lower value will pay to the other an amount in cash equal to that difference (the “Balancing Amount”).

To preserve the confidentiality of the Fund’s trading activities, the investment adviser anticipates that the Basket will normally not be a pro rata slice of a Fund’s portfolio positions.  Rather, instruments being acquired will generally be excluded from the Basket until their purchase is completed and instruments being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the investment adviser to be in the best interest of a Fund and its shareholders, other portfolio positions may be excluded from the Basket. Whenever portfolio positions are excluded from the Basket, the Basket may include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions.

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Each Fund may permit an Authorized Participant to deposit or receive, as applicable, cash in lieu of some or all of the Basket instruments, solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a holder of Fund shares investing in foreign instruments would be subject to unfavorable income tax treatment if the holder received redemption proceeds in kind. No other Basket substitutions will be permitted.  A “Custom Order” is any purchase or redemption of Shares made in whole or in part on a cash basis as described in clause (a) or (b) of this paragraph.  In addition, each Fund may require purchases and redemptions on a given Business Day to be made entirely on a cash basis.  In such an instance, the Fund will announce, before the open of trading on such day, that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash. Each Fund may also determine, upon receiving a purchase or redemption order from an Authorized Participant, to require the purchase or redemption, as applicable, to be made entirely in cash.

Each Business Day, before the open of trading on the Listing Exchange, the investment adviser will cause the Basket, including the names and quantities of the securities, cash and other instruments in the Basket and the estimated Balancing Amount for that day to be disseminated through the National Securities Clearing Corporation (“NSCC”), a clearing agency registered with the SEC and affiliated with the Depository Trust Company (“DTC”).  The published Basket will apply until a new Basket is announced, and there will be no intraday changes to the Basket except to correct errors in the published Basket. The investment adviser will also make available on a daily basis information about the previous day’s Balancing Amount.

Authorized Participants.  All orders to purchase or redeem Creation Units must be placed with the Distributor by or through an “Authorized Participant,” which is either: (a) a “participating party” (i.e., a Broker or other participant in the Continuous Net Settlement (“CNS”) System of the NSCC) or (b) a participant in the DTC system (“DTC Participant”), which in any case has executed an agreement with the Distributor (“Participant Agreement”).  An investor does not have to be an Authorized Participant to transact in Creation Units, but must place an order through and make appropriate arrangements with an Authorized Participant.

Clearance and Settlement.  Orders for purchases and redemptions of Creation Units will be processed either through an enhanced clearing process or through a manual clearing process. The NSCC/CNS system for effecting in-kind purchases and redemptions of ETFs (the “NSCC Process”) simplifies the transfer of a basket of securities between two parties by treating all of the securities that constitute the basket as a single unit.

There are limitations on investors’ ability to use the NSCC Process. First, it is available only to those DTC Participants that also are participants in the CNS System of the NSCC. Other DTC Participants must use a manual clearing process (the “DTC Process”), involving a line-by-line movement of each transferred position, which is available to all DTC Participants. Because the DTC Process involves the movement of individual positions, while the NSCC Process can act on instructions regarding the movement of one unitary basket that automatically processes the movement of multiple securities, DTC may charge a Fund more than NSCC to settle purchases and/or redemptions of Creation Units.  Further, the NSCC Process is generally only available for transactions involving domestic equity securities. Thus, it may only be used in connection with in-kind transactions for Fund Creation Units that include only domestic equity securities in their Basket.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket will not go through either the NSCC Process or the DTC Process. Rather, such transactions will go through a Fund’s custodian and sub-custodian network. Once such a creation order has been placed with the Distributor, the Distributor will inform the investment adviser and the Fund’s custodian. The custodian will then inform the appropriate sub-custodians. In connection with a creation, the Authorized Participant will deliver to the appropriate sub-custodians, on behalf of itself or the beneficial owner on whose behalf it is acting, the Basket instruments as determined according to the procedures described above. The sub-custodians will confirm to the custodian that the purchase consideration has been delivered, and the custodian will notify the investment adviser and Distributor of the delivery. After shares have been instructed to be delivered, the Distributor will furnish the purchaser with a confirmation and a Prospectus (if necessary). For a redemption, the same process proceeds in reverse.

In-kind transactions in Creation Units involving fixed-income instruments will generally clear and settle as follows:  Basket securities that are U.S. government or U.S. agency securities and any cash will settle via free delivery through the Federal Reserve System; Basket securities that are non-U.S. fixed-income securities will settle in accordance with the normal rules for settlement of such securities in the applicable non-U.S. market.  Fund shares will settle through DTC. The custodian will monitor the movement of the underlying Basket instruments and will instruct the movement of shares only upon validation that such instruments have settled correctly. The settlement of Fund shares will be aligned with the settlement of the underlying Basket and, except as discussed below with respect to Basket instruments traded in foreign markets, will generally occur no later than the third Business Day following the day on which an order is deemed received by the Distributor.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket may be on a basis other than the third Business Day following receipt in good order in order to accommodate local holiday schedules, to account for

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different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind purchases and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming shareholders, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the funds, in certain circumstances. The holidays applicable to the Funds that include foreign instruments in their basket during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future. Because the portfolio securities of the Funds may trade on days that the Fund’s Listing Exchange is closed or on days that are not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.  [List of market holidays and estimated number of days to settle Creation Units are to be added by amendment.]

Delivery.  The Distributor will transmit all purchase orders received from Authorized Participants to a Fund.  After a Fund has accepted a purchase order and received delivery of the purchase consideration, NSCC or DTC, as applicable, will instruct the Fund to initiate delivery of the appropriate number of shares to the book-entry account specified by the Authorized Participant. Delivery of Creation Units by a Fund is expected to occur within the normal settlement cycle, currently no later than the third Business Day following the day on which an order is deemed to be received by the Distributor. The Distributor will issue or cause the issuance of confirmations of acceptance, will be responsible for delivering a Prospectus to persons purchasing Creation Units, and will maintain records of both the orders placed with it and the confirmations of acceptance furnished by it.

Shares will not normally be issued until after the transfer to a Fund of good title to the purchase consideration. To the extent contemplated by the relevant Participant Agreement, however, shares may be issued to an Authorized Participant notwithstanding the fact that the purchase consideration has not been received, in part or in whole, by a Fund in reliance on an undertaking by the Authorized Participant to deliver the missing portion as soon as possible, with the undertaking secured by the Authorized Participant’s delivery and maintenance of collateral acceptable to the Fund. The Participant Agreement will permit the Fund to buy any missing Basket instruments at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such instruments and the value of the collateral.

In connection with taking delivery of shares of securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the securities are customarily traded, to which account such securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date.

Redemptions of shares for Fund securities will be subject to compliance with applicable federal and state securities laws and the Fund reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund securities upon redemptions or could not do so without first registering Fund securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A under the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund securities.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of Fund shares or determination of the NAV of the shares is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

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Transaction Fees.  As describe in the Prospectus, orders for Creation Units are subject to transaction fees.

Order Rejection.  A Fund and/or the Distributor may reject any order that is not in proper form. Further, a Fund may reject a purchase order transmitted to it by the Distributor if, for example:  (a) the purchaser or group of related purchasers, upon obtaining the Creation Units, would own 80% or more of outstanding Fund shares; (b) the acceptance of the Basket would have certain adverse tax consequences, such as causing the Fund to no longer meet the requirements of a regulated investment company under the Code; (c) the acceptance of the Basket would, in the opinion of the Trust, be unlawful, as in the case of a purchaser who is banned from trading in securities; (d) the acceptance of the Basket would otherwise, in the discretion of the Trust or the investment adviser, have an adverse effect on the Trust or on the rights of beneficial owners; or (e) there exist circumstances outside the control of a Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting a Fund, the investment adviser, the transfer agent, the custodian, the Distributor, DTC, NSCC or any other participant in the purchase process; and similar extraordinary events.

Required Early Acceptance of Orders.  Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

Exchange Listing and Trading.  A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus under “Buying and Selling Shares.” The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

Each Fund’s shares are listed for trading on the Listing Exchange, and trade thereon at prices that are directly linked to the Fund’s next end-of-day NAV (“NAV-Based Trading”).   In NAV-Based Trading, all bids, offers and execution prices are expressed as a market-determined premium or discount to that day’s NAV.  For each trade, the premium or discount to NAV (which may be zero) is locked upon trade execution and the final transaction price (i.e., NAV plus or minus the market-determined premium/discount to NAV) is determined once NAV is computed at the end of the day ..  Investors are notified of the final price of each trade after the ETMF’s NAV is determined at the end of the trading day ..

Although share prices will be quoted throughout the day relative to NAV (e.g., NAV+$0.01, NAV-$0.02), there is not a fixed relationship between trading prices and NAV. Instead, the premium or discount to NAV at which Share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the Share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices for shares in the secondary market may be above, at or below NAV.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of Fund shares will continue to be met.

The Listing Exchange may, but is not required to, remove Fund shares from listing if: (i) following the initial twelve-month period after commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; (ii) a Fund’s IIV or NAV is no longer calculated or its IIV, NAV or Basket composition is no longer available to all market participants at the same time; (iii) a Fund has failed to submit any filings required by the SEC or if the Listing Exchange is aware that the Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC with respect to the Fund; or (iv) such other event shall occur or condition exists that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. In addition, the Listing Exchange will remove the Fund shares from listing and trading upon termination of the Trust or a Fund.

Book Entry Only System.  The following information supplements and should be read in conjunction with “Buying and Selling Shares” in the Prospectus.

The DTC acts as securities depositary for Fund shares. Fund shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.  Certificates will not be issued for Fund shares.

DTC, a limited-purpose trust company, was created to hold securities of DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the

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NYSE and FINRA. Access to the DTC system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to beneficial owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is the case for securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Listing Exchange.

PERFORMANCE

Performance Calculations.  Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at NAV on the reinvestment dates during the period and (ii) a complete redemption of the investment at the end of the period.

Average annual total returns may be based on a Fund’s NAV or market price per share.  Market price is determined by using the mid-point between the highest bid and lowest offer on the Listing Exchange as of the time that a Fund’s NAV is calculated (typically 4:00 pm eastern time) and does not represent returns an investor would receive if shares were traded at other times.  Market returns do not reflect brokerage commissions that may be payable on secondary market transactions.  If brokerage commissions were reflected, returns would be lower.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at NAV on the last day of the fiscal

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year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.  In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment.  After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.  Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the NAV per share on the last day of the period and annualizing the resulting figure.

Disclosure of Portfolio Holdings and Related Information.  The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund.  See the Funds’ Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website (www.eatonvance.com) and disclosure of certain portfolio characteristics.  Pursuant to the Policies, information about portfolio holdings of a Fund may also be disclosed as follows:

•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

•

Historical portfolio holdings information:  From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously.  In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Funds.  The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders.  In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to

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a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person.  The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting.  The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund.  However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

TAXES

The following is a summary of some of the tax consequences affecting the Fund and its shareholders.  The summary does not address all of the special tax rules applicable to certain classes of investors, such as individual retirement accounts and other employer sponsored retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

Taxation of the Fund.  The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes.  The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent fiscal year.

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distributes (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its capital losses realized after October and its late-year ordinary losses (defined as the excess of post-October specified losses (as defined in the Code) and other post-December ordinary losses over post-October specified gains (as defined in the Code) and other post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses.  Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Taxation of the Subsidiary.  To the extent described in the prospectus, the Fund may invest in the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. As described in the prospectus, the Fund has either applied for or received from the IRS a private letter ruling or has received advice from counsel relating to the treatment of the income

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allocated to the Fund from the Subsidiary for purposes of the Fund’s status as a “RIC” under the Code.  Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, and would be taxed as such.

The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be “subpart F income.” The Fund’s recognition of the Subsidiary's “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund's tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

Tax Consequences of Certain Investments.  The following summary of the tax consequences of certain types of investments applies to the Fund.  References in the following summary to “the Fund” are to any Fund that can engage in the particular practice as described in the Prospectus or SAI.

Securities Acquired at Market Discount or with Original Issue Discount.  Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.  The Fund may elect to accrue market discount income on a daily basis.

Lower Rated or Defaulted Securities.  Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Municipal Obligations.  Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the Table of Contents).

Tax Credit Bonds.  If the Fund holds, directly or indirectly, one or more tax credit bonds (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder‘s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder‘s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Derivatives.  The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale,

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straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract”, any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Short Sales.  In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Constructive Sales.  The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial

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position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Foreign Investments and Currencies.  The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.   Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in passive foreign investment companies (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

U.S. Government Securities.  Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Real Estate Investment Trusts (“REITs”).  Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Inflation-Indexed Bonds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above).  Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation,

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amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).

Taxation of Fund Shareholders.  Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund.  Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment.  Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period.  If the Fund makes a distribution to a shareholder in excess of the Fund‘s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder‘s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder‘s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.  A shareholder’s tax basis cannot go below zero and any return of capital distributions in excess of a shareholder’s tax basis will be treated as capital gain.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made.  However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared.  Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses.  The Fund will inform shareholders of the tax character of distributions annually to facilitate shareholder tax reporting.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate.  In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

Tax-Exempt Income.  Distributions by the Fund of net tax-exempt interest income that are properly reported as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code.  In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a).  Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.  Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed.  Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents

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income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Qualified Dividend Income.  “Qualified dividend income” received by an individual is taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 20% plus a 3.8% Medicare contribution tax). In order for a dividend received by Fund shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend-paying stock in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income.  In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends Received Deduction for Corporations.  A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase the alternative minimum tax for certain corporations.  Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify for the DRD.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders.  Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, employer sponsored retirement plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Taxes on Purchases and Redemptions of Creation Units.   Purchasers of Creation Units of shares on an in-kind basis will generally recognize a gain or loss  on the purchase transaction equal to the difference between the market value of the Creation Units , and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received).Persons  redeeming Creation Units in-kind will generally recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received plus (or minus) the cash amount received (or paid). The IRS, may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted

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currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible.

Any capital gain or loss realized upon the purchase of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

A Fund has the right to reject an order for Creation Units if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Redemption or Exchange of Fund Shares.  Generally, upon sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Applicability of Medicare Contribution Tax.  The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.

Back-Up Withholding for U.S. Shareholders.  Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28%. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxation of Foreign Shareholders.  In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.  A foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

For taxable years beginning before January 1, 2014, properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year).  However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from

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withholding, a non-U.S. shareholder would need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2014, distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. The rules described in this paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation or a foreign shareholder’s participation in a wash sale transaction or the payment of a substitute dividend.

Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years, or for sales occurring on or before December 31, 2013, 50% or more of the value of the Fund’s shares were held by U.S. entities.

The same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels.  The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2014.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2013, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain.  If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted basis to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.

Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

Compliance with the HIRE Act.  A 30% withholding tax will be imposed on U.S.-source dividends, interest and other income items paid after June 30, 2014, and proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners.  To avoid withholding, foreign financial institutions will need to either enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders or, in the event that an applicable intergovernmental agreement and implementing legislation are adopted, agree to provide certain information to other revenue authorities for transmittal to the IRS. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS.  Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

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Requirements of Form 8886.  Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Changes in Taxation.  The taxation of the Fund, the Subsidiary and shareholders may be adversely affected by future legislation, Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser.  Each Fund is responsible for the expenses associated with its portfolio transactions.  The investment adviser is also responsible for the execution of transactions for all other accounts managed by it.  The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms.  The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates.  In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any.  In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Fund.  The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions.  Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.  Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States.  There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers.  Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread.  Fixed-income transactions may also be transactions directly with the issuer of the obligations.  In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer.  Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided.  This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.  “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e). Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the

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performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services.  Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer.  Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained.  The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.  The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution.  The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade.  Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs.  The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e).

The investment companies sponsored by the investment adviser or its affiliates also may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies.  Such companies may also pay cash for such information.

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances.  As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts.  If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis.  An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable.  While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

OTHER INFORMATION

Control Persons and Principle Holders of Securities.  As of _____________, no persons owned of record or beneficially 5% or more of a Fund.

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FINANCIAL STATEMENTS

There are no financial statements for the Funds because as of the date of this SAI, the Funds had not commenced operations.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidelines, if a transaction exposes the Fund to an obligation of another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of either the custodian or the investment adviser with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management, the ability to meet redemption requests, or other current obligations.  The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements, residual interest bonds, and participation in revolving credit facilities.

Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk.   Some ABS may receive prepayments that can change their effective maturities.  Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities.  CDOs and CLOs are typically issued in various classes with varying priorities.  The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests.  In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results.

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Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction.  Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount.  Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons.  In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender.  The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

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SAI dated _______, 2014

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions).  The Fund typically makes any such borrowings pursuant to an umbrella credit facility to which most of the Eaton Vance funds have access.  The Fund’s ability to borrow under the credit facility is subject to its terms and conditions, which in some cases may limit the Fund’s ability to borrow under the facility.  The credit facility is subject to an annual renewal, which cannot be assured.  If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs.  Borrowings involve additional expense to the Fund.

Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds); or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010.  As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Obligations

Issuers of obligations may reserve the right to call (redeem) the obligations. If an issuer redeems an obligation with a call right during a time of declining interest rates, the holder of the obligation may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some obligations may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances an obligation’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the obligation would be subject to the longer maturity of the obligation, which could experience substantially more volatility.  Obligations with a “put” or “demand” feature are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because they can be retained if interest rates decline.

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities.  See “U.S. Government Securities” below. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

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SAI dated _______, 2014

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty.  These securities may be subject to federal income, state income and/or other taxes.  Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund (such as Eaton Vance Cash Reserves Fund, LLC, which is managed by Eaton Vance) or unaffiliated money market fund.

Collateralized Mortgage Obligations (“CMOs”)

CMOs are backed by a pool of mortgages or mortgage loans.  The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities.  Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages.  CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches.  CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages.  Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis.  Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes.  CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal.  The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

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SAI dated _______, 2014

Commodity-Related Investments

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities.  The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

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SAI dated _______, 2014

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.   A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities.  Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.  With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances.

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SAI dated _______, 2014

Certain convertible securities may include loss absorption characteristics that make the securities more equity-like.  This is particularly true in the financial services sector.  While loss absorption language is relatively rare in the convertible securities markets today, it may become more prevalent.  One convertible security with loss absorption characteristics is the contingent convertible security (sometimes referred to as a “CoCo”).  These securities provide for mandatory conversion into common stock of the issuer under certain circumstances.  The mandatory conversion might be automatically triggered for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support.  Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy.  In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date.  In another version of a security with loss absorption characteristics, the liquidation value of the security may be adjusted downward to below the original par value under certain circumstances similar to those that would trigger a CoCo.  The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company.  In certain versions of the instruments, the notes will write down to zero under certain circumstances and investors could lose everything, even as the issuer remains in business.

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SAI dated _______, 2014

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles.  Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.  The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

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SAI dated _______, 2014

Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available.  Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument.  Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks.  Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”).  Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks.  Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset.  Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets.  To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments.   Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  There can be no assurance that the use of derivative instruments will benefit the Fund.

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SAI dated _______, 2014

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a dividend capture trade, the Fund sells a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold.  The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.  The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets.  Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

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SAI dated _______, 2014

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries.  There can be no assurance that repatriation of income, gain or initial capital from these countries will occur.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

 Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities.  The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets.  As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Equity Investments

Equity investments include common and preferred stocks (see “Preferred Securities”); depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred securities and other convertible debt instruments; and rights and warrants.

Equity Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Equity linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock.  These securities are used for many of the same purposes as derivative instruments and share many of the same risks.  Equity linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

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Events Regarding FNMA and FHLMC

The value of FNMA and FHLMC securities fell sharply in 2008 due to concerns that these agencies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury Department announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In connection with the conservatorship, the U.S. Treasury Department entered into Senior Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that the liabilities of FNMA and FHLMC have exceeded their assets under generally accepted accounting principles, the U.S. Treasury Department will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the MBS issued by FNMA and FHLMC. On February 18, 2009, the U.S. Treasury Department announced that it was doubling the size of its commitment to each of FNMA and FHLMC under the Senior Preferred Stock Program to $200 billion.  The U.S. Treasury Department’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per entity.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.  The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA and FHLMC’s ability to meet its obligations.  FHFA has indicated that the conservatorship of each entity will end when the director of FHFA determines that FHFA’s plan to restore the entity to a safe and solvent condition has been completed.  No assurance can be given that the U.S. Treasury Department initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.   The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility.  Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.  Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

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ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Fixed-Income Securities

Fixed-income securities are used by issuers to borrow money. Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity.  The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation.  Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired.  The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents).  While typically paying a fixed rate of income, preferred securities may be considered to be equity securities for purposes of the Fund’s investment restrictions.

Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein).  Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

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Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations.  In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts.  Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.  Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States.  Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt.  Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable.  The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories.  The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

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Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk.  Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.

Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Exchange Contracts

See also “Derivative Instruments and Related Risks” herein.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded.  NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein.  Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.  These instruments are traded in the OTC market.

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Fund Investing in a Portfolio

The Board may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Futures Contracts

See also “Derivative Instruments and Related Risks” herein.  Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset.  Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin).  Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.  A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Global Natural Resources Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in global natural resources companies.
Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.
High Yield Securities

High yield securities (commonly referred to as “junk bonds”) are considered to be of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk.  High yield securities may be subject to higher risk and include certain corporate debt obligations, higher yielding preferred securities and mortgage-related securities, and securities convertible into the foregoing.  They are regarded as predominantly speculative with respect to the entity’s continuing ability to meet principal and interest payments.  Also, their yields and market values may fluctuate more than higher rated securities.  Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value.  The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

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Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful.  Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

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Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.  Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.  Where registration is required, a considerable period of time may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities.  The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Indexed Securities

See also “Derivative Instruments and Related Risks” herein.  Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.  Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

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Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.  The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation.  However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields.  In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.  The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal.  Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investments in the Subsidiary

The Subsidiary will be organized under the laws of the Cayman Islands, and will be overseen by a sole director affiliated with Eaton Vance. The Fund will be the sole shareholder of the Subsidiary, and it is not expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans

Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower.  Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation.  Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

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Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.
Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein.  The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price.  Interest income generated by certain municipal bonds with put or demand features may be taxable.

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the Prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $2,315 million through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.80% on its outstanding borrowings for the administration of the program and an annual fee of either 0.15% or 0.25% on the total commitment amount depending on the amount of outstanding borrowings, as well as interest on advances under the program.

Loans

Loans may be primary, direct investments or investments in loan assignments or participation interests.  A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor.  However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor.  Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.

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Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”).  In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

Loan investments may be made at par or at a discount or premium to par.  The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind.  In connection with transactions in loans, the Fund may be subject to facility or other fees.  Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated.  During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower.  In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.  Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan.  In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower.  Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment.  This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.  The base lending rate usually is the London Interbank Offered Rate (“LIBOR”), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits.

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment.  The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans.  In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower.  Representatives of the Fund also may join creditor or similar committees relating to loans.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

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Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans, making them illiquid. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.
Master Limited Partnerships (“MLPs”)

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder.  MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines.  In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.  Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently three types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement.  Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

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SAI dated _______, 2014

GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

 FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.  See also “Events Regarding FNMA and FHLMC” herein.

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate.  Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS is purchased at a premium above its par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS.  The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund.  The use of mortgage dollar rolls is a speculative technique involving leverage.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Fund will enter into only covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

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Municipal Lease Obligations (“MLOs”)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance.  MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities.  Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The investment adviser will consider an MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical ratings organization or is insured by an insurer rated investment grade.  If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid.  In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

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Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities.  Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate.  Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.  Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax (“AMT”): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

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SAI dated _______, 2014

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.  Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.  The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.  Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels.   A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

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Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status.  There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment.  The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests.  There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector.  Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector.  As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

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The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Option Contracts

See also “Derivative Instruments and Related Risks” herein.  An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument).  Options may be listed on an exchange or traded in the OTC market.  In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. OTC options also involve greater liquidity risk.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.  Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options.  Options on futures contracts are discussed herein under “Futures Contracts.”

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If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date.  There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  The Fund may also buy and write call options on the same reference instrument to cover its obligations.  Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close.  In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise.  Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option.  Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Option Strategy	To the extent described in the Prospectus, the Fund may utilize the Option Strategy.
Pooled Investment Vehicles

The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange.  The demand for a closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value.  The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

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Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders.  The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities − excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund's portfolio holdings.  The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.

Preferred Securities

Preferred securities represent an equity ownership interest in the issuing corporation that has a higher claim on the assets and earnings than common stock. Preferred securities generally have a dividend that must be paid out before dividends to common stockholders and the shares usually do not have voting rights.  Preferred securities involve credit risk, which is the risk that a preferred security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status.  Preferred securities may be convertible to common stock in some cases.  While a part of an issuer’s equity structure, preferred securities may be deemed to be fixed-income securities for purposes of the Fund’s investment restrictions.

Real Estate Investment Trusts (“REITs”)

Securities of companies in the real estate industry, such as REITs, are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price.  In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

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Residual Interest Bonds

The Fund may invest in residual interest bonds in a trust that holds municipal securities. The interest rate payable on a residual interest bond bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.  In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund.  Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage.  Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

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Rights and Warrants

See also “Derivative Instruments and Related Risks” herein.  A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless.  (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Royalty Bonds	To the extent described in the Prospectus, the Fund may invest in royalty bonds.
Securities Lending

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser.  These loans earn income and are collateralized by cash, securities or letters of credit.  The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan.  When the loan is closed, the lender is obligated to return the collateral to the borrower.  The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan.  The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.  See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.

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Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar-denominated money market instruments.  The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Although not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that Cash Collateral Fund will be able to maintain a stable net asset value and the Fund could experience a loss of its invested collateral.  Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations, including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.  As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Securities with Equity and Debt Characteristics

Securities may have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  If these securities are ranked at the bottom of an issuer’s debt capital structure, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

Senior Loans

Senior Loans are loans that are senior in repayment priority to other debt of the borrower.  Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates.  Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral.  A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.  Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.  Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

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Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration.  In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower.  The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower.  It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent.  A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons, similar risks may arise.

Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative.  The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation.  In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

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In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities.  In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

For Floating Rate Portfolio, Senior Portfolio and VT Floating-Rate Income Fund only: The Fund will acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.

For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.
Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered.  In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost.  In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant.  The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.  Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

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Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Structured Notes

See also “Derivative Instruments and Related Risks” herein.  Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

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SAI dated _______, 2014

Swap Agreements

See also “Derivative Instruments and Related Risks” herein.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).  Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser's ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments.  Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days.  The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).  Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future.  If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default.

The swaps market was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.

Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, uncleared OTC swaps will be subject to regulatory collateral requirements that could adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments could cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund, and the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to value or trade. However, it is expected that swap dealers, major market participants, and swap counterparties will experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules to be promulgated may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of the legislation, and the new requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.

Swap agreements include (but are not limited to):

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Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

Credit Default Swaps.  Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.  The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement.  The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps.  Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis.  If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

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Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.  The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis.  Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

Swaptions

See also “Derivative Instruments and Related Risks” herein.  A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities that are treated differently for federal income tax purposes: price appreciation, distributions of qualified dividend income, distributions of other investment income, and distributions of realized short-term and long-term capital gains. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income.  Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 20%. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

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U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities.  Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities.  The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.  For additional information about Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, see “Events Regarding FNMA and FHLMC” herein.

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Utility and Financial Service Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in utility and/or financial services companies.
Variable Rate Obligations

Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.  The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

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When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

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APPENDIX A

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations.  The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments.  A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities.  While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”).  For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds.  The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy.  In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund.  The Boards recognize that the Advisers may from time to time amend their policies and procedures.  The Advisers will report material changes to the Boards in the manner set forth in Section V below.  In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies.  The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities.  The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004.  Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages.  The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser.  In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved.  In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request.  The Board, committee, sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action.  If the Board, committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the

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Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee,  sub-committee or group of Independent Trustees at its next meeting.  Any determination regarding the voting of proxies of each Fund that is made by the committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request.  The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures.  Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX B

RICHARD BERNSTEIN ADVISORS LLC

PROXY VOTING POLICIES AND PROCEDURES

I.  Introduction

Richard Bernstein Advisors LLC (the “Firm”) is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).  The Firm has adopted these Proxy Voting Policies and Procedures pursuant to Rule 206(4)-6 under the Advisers Act (the “Procedures”).  These Procedures generally will govern whenever the Firm has authority to vote proxies relating to securities held in advisory client accounts, including fund accounts and separately managed accounts for which the Firm serves as investment adviser, investment sub-adviser, manager or in such other similar capacity, as applicable (each, a “Client,” and collectively, “Clients”).  However, with respect to any Client that is an investment company registered under the Investment Company Act of 1940, as amended (a “Registered Fund”), these Procedures may be superseded by the procedures adopted by the Registered Fund.

II.  The Proxy Voting Process

All proxies are reviewed by the Firm’s Chief Investment Officer (the “CIO”) in consultation with the Firm’s Chief Compliance Officer (the “CCO”).  The CCO votes the proxies according to the guidelines set forth below and, when necessary, determines the votes for issues not clearly specifically covered, applying the “General Principle” noted below.  In addition, the CCO reviews, revises and updates the Procedures as necessary and appropriate.

III.  General Principle

The Firm will vote any proxy or other beneficial interest in an equity security in a prudent manner the Firm believes to be in the best economic interest of the Client holding such security or on whose behalf the Firm is voting such security, considering all factors that the Firm believes to be relevant and without undue influence from individuals or groups (other than such Client, or Clients, as the case may be) who may have an economic interest in the outcome of a proxy vote.  In limited circumstances, the Firm may refrain from voting proxies where it believes that voting would be inappropriate, weighing various factors and the anticipated costs and benefits to its Clients.  The Firm may engage an independent, third-party proxy voting service to assist it in discharging its proxy-voting obligations, subject to adherence, in all material respects, to the guidelines herein (including, in particular, Section IV.B.1. herein).

IV.  Specific Proposals

A.  Routine Matters

Routine matters are typically proposed by Management (as defined below) of a company and meet the following criteria:  (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Firm will vote in accordance with the recommendation of the company’s management, directors, general partners, managing members or trustees (collectively, “Management”), as applicable, unless, in the Firm’s opinion, such recommendation is not in the best interests of the Client.

1.  General Matters

The Firm will generally vote for proposals:

•

to set time and location of annual meeting;

•

to change the fiscal year of the company; and

•

to change the name of a company.

2.  Board Members

a.

Election or Re-Election.  The Firm will generally vote for Management proposals to elect or re-elect members of a board of directors/trustees (the “Board”).

b.

Fees to Board Members.  The Firm will generally vote for proposals to increase fees paid to the Board members, unless it determines that the compensation exceeds market standards.

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3.  Capital Structure

The Firm will generally vote for proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either:  (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by the Client; or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

4.  Appointment of Auditors

The Firm will generally vote for the approval of auditors and proposals authorizing the Board to fix auditor fees, unless:

•

the Firm has serious concerns about the accountants presented, including their independence, or the audit procedures used; or

•

the auditors are being changed without explanation.

B.  Non-Routine Matters

Non-routine matters involve a variety of issues and may be proposed by a company’s Management or beneficial owners (i.e., shareholders, members, partners, etc. (collectively, the “Owners”)).  These proxies may involve one or more of the following:  (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

1.  Board Members

a.

Term Limits.  The Firm will generally vote for proposals to require a reasonable retirement age for Board members, and will vote on a case-by-case basis on proposals to attempt to limit tenure.

b.

Replacement. The Firm will generally vote against proposals that make it more difficult to replace Board members, including proposals:

•

to stagger the Board;

•

to overweight Management representation on the Board;

•

to introduce cumulative voting (cumulative voting allows the Owners to “stack” votes behind one or a few individuals for a position on the Board, thereby giving minority Owners a greater chance of electing the Board member(s));

•

to introduce unequal voting rights;

•

to create supermajority voting; or

•

to establish pre-emptive rights.

c.

Liability and Indemnification.  In order to promote accountability, the Firm will generally vote against proposals to limit the personal liability of Board members for any breach of fiduciary duty or failure to act in good faith.

d.

Ownership Issues.  The Firm will generally vote for proposals that require Management to own a minimum interest in the company.  The purpose of this policy is to encourage the alignment of Management’s interests with the interests of the Owners.  However, the Firm will generally vote against proposals for stock options or other compensation that grant an ownership interest for Management if such proposals offer greater than [15%] of the outstanding securities of a company because such options may dilute the voting rights of other Owners.

2.  Compensation, Fees and Expenses

In general, the Firm will vote against proposals to increase compensation, fees or expenses to be paid to the Owners, unless the Firm determines that the benefits resulting to the company and its Owners justifies the increased compensation, fees or expenses.

3.  Voting Rights

The Firm will generally vote against proposals:

•

to introduce unequal voting or dividend rights among the classes;

•

to change the amendment provisions of a company’s charter documents by removing Owner approval requirements;

•

to require supermajority (⅔) approval for votes rather than a simple majority (½);

•

to restrict the Owners’ right to act by written consent; or

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•

to restrict the Owners’ right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate Board members.

The Firm will generally vote for proposals that eliminate any of the foregoing rights or requirements.

4.  Takeover Defenses and Related Actions

The Firm will generally vote against any proposal to create any plan or procedure designed primarily to discourage a takeover or other similar action, including “poison pills”.  Examples of “poison pills” include:

•

large increases in the amount of stock authorized but not issued;

•

blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the Board at a future date without further action by the Owners);

•

compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or “golden parachutes”;

•

fixed price amendments that require a certain price to be offered to all of the Owners based on a fixed formula; and

•

greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

The Firm will generally vote for proposals that eliminate any of the foregoing rights or requirements, as well as proposals to:

•

require that golden parachutes or golden handcuffs be submitted for ratification by the Owners; and

•

to opt out of state anti-takeover laws deemed by the Firm to be detrimental.

The Firm will generally vote on a case-by-case basis regarding other proposals that may be used to prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

5.  Reincorporation

The Firm will generally vote for a change in the state of incorporation if the change is for valid business reasons (such as reincorporating in the same state as the headquarters of any controlling company).

6.  Debt Issuance and Pledging of Assets for Debt

The Firm will generally vote proxies relating to the issuance of debt, the pledging of assets for debt, and an increase in borrowing powers on a case-by-case basis, taking into consideration relevant factors, including, for example:

•

the potential increase in the company’s outstanding interests or shares, if any (e.g., convertible bonds); and

•

the potential increase in the company’s capital, if any, over the current outstanding capital.

7.  Mergers or Acquisitions

The Firm will vote proxies relating to mergers or acquisitions on a case-by-case basis, but will generally vote for any proposals that the Firm believes will offer fair value to its Clients.

8.  Termination or Liquidation of the Company

The Firm will vote proxies relating to the termination or liquidation of a company on a case-by-case basis, taking into consideration one or more of the following factors:

•

terms of liquidation;

•

past performance of the company; and

•

strategies employed to save the company.

9.  Social & Environmental Issues and Corporate Responsibility

The Firm will vote proxies relating to social and environmental issues on a case-by-case basis, but will generally vote for any proposals that will reduce discrimination, improve protections to minorities and disadvantaged classes, and increase conservation of resources and wildlife.

The Firm will generally vote against any proposals that place arbitrary restrictions on the company’s ability to invest, market, enter into contractual arrangements or conduct other activities.  The Firm will also generally vote against proposals:

•

to bar or restrict charitable contributions; or

•

to limit corporate political activities.

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10.  All Other Matters

All other decisions regarding proxies will be determined on a case-by-case basis taking into account the general policy, as set forth above.

C.  Abstaining from Voting or Affirmatively Not Voting

The Firm will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Firm determines that abstaining or not voting is in the best interests of the relevant Client(s).  In making such a determination, the Firm will consider various factors, including, but not limited to:  (i) the costs associated with exercising the proxy (e.g., translation or travel costs); (ii) any legal restrictions on trading resulting from the exercise of a proxy; and (iii) whether the Firm has sold the underlying securities since the record date for the proxy.  The Firm will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

V.  Conflicts of Interest

The Firm will make its best efforts to avoid material conflicts of interest in the voting of proxies.  However, where material conflicts of interest arise, the Firm is committed to resolving the conflict in its Clients’ best interest.  If the Firm, as detected by the CIO or the CCO, determines (based on the combined decision of the CIO and the CCO) that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Firm will address matters involving such conflicts of interest as follows:

A.

If a proposal is addressed by the specific policies herein, the Firm will vote in accordance with such policies;

B.

If the Firm believes it is in the best interest of the relevant Client(s) to depart from the specific policies provided for herein, the Firm will be subject to the requirements of C or D below, as applicable;

C.

If the proxy proposal is:  (1) not addressed by the specific policies; or (2) requires a case-by-case determination by the Firm, the Firm may vote such proxy as it determines to be in the best interest of the investing Client(s), without taking any action described in D below, provided that such vote would be against the Firm’s own interest in the matter (i.e., against the perceived or actual conflict).  The Firm will memorialize the rationale of such vote in writing; and

D.

If the proxy proposal is:  (1) not addressed by the specific policies; or (2) requires a case-by-case determination by the Firm, and the Firm believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Firm must take one of the following actions in voting such proxy:  (a) delegate the voting decision for such proxy proposal to an independent third party; (b) inform the Client(s) of the conflict of interest and obtain consent (majority consent in the case of a fund) to vote the proxy as recommended by the Firm; or (c) obtain approval of the decision from the CCO and outside counsel.

VI.  Procedures for Proxies

The CIO, in consultation with the CCO, will be responsible for determining whether each proxy is for a “routine” matter or not, as described above.  All proxies identified as “routine” will be voted by the CCO in accordance with the Procedures.

Any proxies that are not clearly “routine” will be submitted to the CIO, who in consultation with the CCO will determine how to vote each such proxy by applying the Procedures.  Upon making a decision, the proxy will be executed and returned to the CCO for submission to the company.  Upon receipt of an executed proxy, the CCO will update the investing fund’s or other Client’s proxy voting record.  The CCO is responsible for the actual voting of all proxies in a timely manner.  The CCO also is responsible for monitoring the effectiveness of these Procedures.

In the event the Firm determines that it should rely on the advice of an independent third party, including a proxy voting service, regarding the voting of a proxy, the Firm will submit the proxy to such third party and the CCO will execute the proxy in accordance with such third party’s decision.

VII.  Record of Proxy Voting/Retention

The CCO will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The CCO will also maintain records relating to each proxy, including:  (i) the determination as to whether the proxy was routine or not; (ii) the voting decision with regard to each proxy; and (iii) any documents created by the CIO or others, that were material to making the voting decision.

The Firm will maintain a record of each written request from a Client or investor in a fund for proxy voting information and the Firm’s written response to any such request.

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The CCO will maintain such records in its offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

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PRELIMINARY STATEMENT

SUBJECT TO COMPLETION

____________

OF ADDITIONAL INFORMATION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT COMPLETE AND MAY BE CHANGED.  THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF
ADDITIONAL INFORMATION
____________, 2014

Parametric Emerging Markets ETMF®

Ticker   [_______]

Parametric International Equity ETMF®

Ticker   [_______]

Listing Exchange:  The NASDAQ Stock Market LLC

Two International Place
Boston, Massachusetts 02110
1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Funds.  Each Fund is an actively managed exchange-traded managed fund (“ETMF”®) and is a series of Eaton Vance ETMF Trust (the “Trust”).  Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Performance	21
Investment Restrictions	6	Taxes	23
Management and Organization	7	Portfolio Securities Transactions	31
Investment Advisory and Administrative Services	12	Other Information	32
Other Service Providers	15	Financial Statements	32
Calculation of Net Asset Value	15	Additional Information About Investment Strategies	33
Buying and Selling Shares	17

Appendix A: Eaton Vance Funds Proxy Voting Policy and Procedures	74	Appendix B: Parametric Portfolio Associates LLC Proxy Voting Policy and Procedures	76

This SAI is NOT a Prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund Prospectus dated __________, 2014, as supplemented from time to time, which is incorporated herein by reference.  This SAI should be read in conjunction with the Prospectus, which may be obtained by calling 1-800-262-1122.

© 2014 Eaton Vance Management

Definitions

The following terms that may be used in this SAI have the meaning set forth below:

“1940 Act” means the Investment Company Act of 1940, as amended;

“1933 Act” means the Securities Act of 1933, as amended;

“Basket” means the basket of securities and/or cash that the Fund specifies each Business Day and for which it issues and redeems Creation Units;

“Board” means Board of Trustees of the Trust;

“CEA” means the Commodity Exchange Act;

“CFTC” means the Commodity Futures Trading Commission;

“Code” means the Internal Revenue Code of 1986, as amended;

“Creation Units” means blocks of Fund shares (or multiples thereof) as described in the Prospectus;

“DTC” means the Depository Trust Company;

“FINRA” means the Financial Industry Regulatory Authority;

“Fund” means the Fund or Funds listed on the cover of this SAI unless stated otherwise;

“investment adviser” means the investment adviser identified in the prospectus and, with respect to the implementation of the Fund’s investment strategies (including as described under “Taxes”) and portfolio securities transactions, any sub-adviser identified in the prospectus;

“IRS” means the Internal Revenue Service;

“Listing Exchange” means The NASDAQ Stock Market LLC;

“NSCC” means the National Securities Clearing Corporation;

“NYSE” means the New York Stock Exchange;

“Subsidiary” means a wholly-owned subsidiary of the Fund as described in the prospectus, if applicable;

“SEC” means the U.S. Securities and Exchange Commission; and

“Trust” means Eaton Vance ETMF Trust, of which a Fund is a series.

STRATEGIES AND RISKS

The Fund prospectus identifies the types of investments in which the Fund will principally invest in seeking its investment objective(s) and the principal risks associated therewith. The categories checked in the table below are all of the investments the Fund is permitted to make, including its principal investments and the investment practices the Fund is permitted to engage in. To the extent that an investment type or practice listed below is not identified in the Fund prospectus as a principal investment, the Fund generally expects to invest less than 5% of its total assets in such investment type. If a particular investment type that is checked and listed below but not referred to in the prospectus becomes a more significant part of the Fund’s strategy, the Prospectus may be amended to disclose that investment. “Fund” as used herein and under “Additional Information About Investment Strategies” refers to each Fund listed in the table below. Information about the various investment types and practices and the associated risks checked below is included in alphabetical order in this SAI under “Additional Information about Investment Strategies”.

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Investment Type	Permitted for or Relevant to:
	Parametric Emerging Markets ETMF	Parametric International Equity ETMF
Asset-Backed Securities (“ABS”)
Auction Rate Securities
Build America Bonds
Call and Put Features on Obligations
Cash Equivalents	√(1)	√
Collateralized Mortgage Obligations (“CMOs”)
Commercial Mortgage-Backed Securities (“CMBS”)
Commodity-Related Investments
Common Stocks	√	√
Convertible Securities	√(2)	√
Credit Linked Securities
Derivative Instruments and Related Risks	√	√
Direct Investments
Emerging Market Investments	√	√
Equity Investments	√	√
Equity Linked Securities	√	√
Exchange-Traded Funds (“ETFs”)	√	√
Exchange-Traded Notes (“ETNs”)
Fixed-Income Securities	√	√
Foreign Currency Transactions	√	√
Foreign Investments	√(3)	√
Forward Foreign Currency Exchange Contracts	√	√
Forward Rate Agreements
Futures Contracts	√	√
High Yield Securities	√(2)	√
Hybrid Instruments
Illiquid Securities	√	√
Indexed Securities
Inflation-Indexed (or Inflation-Linked) Bonds
Junior Loans
Liquidity or Protective Put Agreements
Loans

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Investment Type	Permitted for or Relevant to:
	Parametric Emerging Markets ETMF	Parametric International Equity ETMF
Master Limited Partnerships (“MLPs”)	√	√
Mortgage-Backed Securities (“MBS”)
Mortgage Dollar Rolls
Municipal Lease Obligations (“MLOs”)
Municipal Obligations
Option Contracts	√	√
Pooled Investment Vehicles	√	√
Preferred Securities	√	√
Real Estate Investment Trusts (“REITs”)	√	√
Repurchase Agreements	√	√
Residual Interest Bonds
Reverse Repurchase Agreements	√	√
Rights and Warrants	√	√
Royalty Bonds
Securities with Equity and Debt Characteristics	√	√
Senior Loans
Short Sales	√(4)	√(4)
Stripped Mortgage-Backed Securities (“SMBS”)
Structured Notes
Swap Agreements	√	√
Swaptions	√	√
Trust Certificates
U.S. Government Securities
Unlisted Securities	√	√
Variable Rate Obligations
When-Issued Securities, Delayed Delivery and Forward Commitments	√	√
Zero Coupon Bonds

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Other Disclosures Regarding Investment Practices	Permitted for or Relevant to:
	Parametric Emerging Markets ETMF	Parametric International Equity ETMF
Asset Coverage	√	√
Average Effective Maturity
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	√	√
Diversified Status	√	√
Dividend Capture Trading
Duration
Events Regarding FNMA and FHLMC
Fund Investing in a Portfolio
Investments in the Subsidiary
Loan Facility
Option Strategy
Portfolio Turnover	√	√
Securities Lending	√	√
Short-Term Trading
Significant Exposure to Global Natural Resources Companies
Significant Exposure to Health Sciences Companies
Significant Exposure to Smaller Companies	√	√
Significant Exposure to Utility and Financial Service Companies
Tax-Managed Investing

(1)

Normally not more than 10% of Parametric Emerging Market ETMF’s assets will be invested for cash management purposes.

(2)

Bonds rated below investment grade (“junk bonds”) may not exceed 20% of the Fund’s total assets.

(3)

For purposes of Parametric Emerging Market ETMF’s 80% policy, depositary receipts are considered equity securities of companies located in emerging market countries if the issuer of the depositary receipt is domiciled in or derives more than 50% of its revenues or profits from emerging market countries.

(4)

The Fund will not make short sales or maintain a short position if doing so would create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Fund.  Accordingly, each Fund may not:

(1)

Borrow money or issue senior securities except as permitted by the 1940 Act;

(2)

Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).  The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin;

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(3)

Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

(4)

Purchase or sell real estate (including interests in real estate limited partnerships), although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(5)

Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities and (d) lending cash consistent with applicable law;

(6)

With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

(7)

Concentrate its investments in any particular industry or group of industries, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In addition, each Fund may:

(8)

Purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.

For purposes of determining industry classifications, the investment adviser considers an issuer to be in a particular industry if a third party has designated the issuer to be in that industry, unless the investment adviser is aware of circumstances that make the third party’s classification inappropriate. In such a case, the investment adviser will assign an industry classification to the issuer.

Each Fund’s borrowing policy is consistent with Section 18(f) of the 1940 Act, which states that it shall be unlawful for any registered open-end investment company to issue any class of senior security or to sell any senior security of which it is the issuer, except that any such registered company shall be permitted to borrow from any bank; provided, that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of such registered company; and provided further, that in the event that such asset coverage shall at any time fall below 300% such registered company shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

The following nonfundamental investment policies been adopted by each Fund.  A nonfundamental investment policy may be changed by the Board with respect to a Fund without approval by the Fund’s shareholders.  Each Fund will not:

•

make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short; or

•

invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days.  Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid.  Any such determination by a delegate will be made pursuant to procedures adopted by the Board.  When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset.  Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the

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security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset.  However, a Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above.  If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Fund Management.  The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Board members and officers of the Trust are listed below. Except as indicated, the individual has held the office shown or other offices in the same company for the last five years. Board members and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

[INDEPENDENT TRUSTEE INFORMATION IN REQUIRED TABULAR FORMAT AND NEW ITEM 17 DISCLOSURE ON SPECIFIC QUALIFICATION OF EACH BOARD MEMBER TO BE ADDED BY AMENDMENT UPON ELECTION OF FULL BOARD OF TRUSTEES.]

Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held During Last Five Years(2)
Initial Trustees
FREDERICK S. MARIUS 1963	Trustee and Assistant Secretary	Since 2013	Secretary and Chief Legal Officer of BMR, Eaton Vance, EVD, EV and EVC.	2	None
JANE A. RUDNICK 1956	Trustee	Since 2013	Vice President of Eaton Vance and BMR.	2	None

(1)

Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
Name and Year of Birth	Trust Position(s)	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
EDWARD J. PERKIN 1972	President	Since 2014

Vice President and Chief Equity Investment Officer of EVM and BMR.  Officer of 2 registered investment companies managed by EVM or BMR.  Prior to joining EVM in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.

MAUREEN A. GEMMA 1960	Vice President, Secretary and Chief Legal Officer	Vice President, Secretary and Chief Legal Officer since 2014	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed by Eaton Vance or BMR.
JAMES F. KIRCHNER 1967	Treasurer	Since 2014	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed by Eaton Vance or BMR.
PAUL M. O’NEIL 1953	Chief Compliance Officer	Since 2014	Vice President of Eaton Vance and BMR. Officer of 177 registered investment companies managed by Eaton Vance or BMR.

[The Board has general oversight responsibility with respect to the business and affairs of the Trust and each Fund. The Board has engaged an investment adviser and (if applicable) a sub-adviser (collectively the “adviser”) to manage each Fund and an administrator to administer each Fund and is responsible for overseeing such adviser and administrator and other service providers to the Trust and the Fund. The Board is currently composed of nine Trustees, including eight Trustees who are not “interested persons” of a Fund, as that term is defined in the 1940 Act (each a “noninterested Trustee”). In addition to nine

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regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.]

[The Board has appointed a noninterested Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such noninterested Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally.]

[Each Fund and the Trust are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. Risk oversight is part of the Board’s general oversight of each Fund and the Trust and is addressed as part of various activities of the Board and its Committees. As part of its oversight of each Fund and the Trust, the Board directly, or through a Committee, relies on and reviews reports from, among others, Fund management, the adviser, the administrator, the principal underwriter, the Chief Compliance Officer (the “CCO”), and other Fund service providers responsible for day-to-day oversight of Fund investments, operations and compliance to assist the Board in identifying and understanding the nature and extent of risks and determining whether, and to what extent, such risks can or should be mitigated. The Board also interacts with the CCO and with senior personnel of the adviser, administrator, principal underwriter and other Fund service providers and provides input on risk management issues during meetings of the Board and its Committees. Each of the adviser, administrator, principal underwriter and the other Fund service providers has its own, independent interest and responsibilities in risk management, and its policies and methods for carrying out risk management functions will depend, in part, on its individual priorities, resources and controls. It is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals. ]

[The Board, with the assistance of management and with input from the Board's various committees, reviews investment policies and risks in connection with its review of Fund performance. The Board has appointed a Fund Chief Compliance Officer who oversees the implementation and testing of the Fund compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s periodic review of the advisory, subadvisory (if applicable), distribution and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board approves and periodically reviews valuation policies and procedures applicable to valuing each Fund’s shares. The administrator, the investment adviser and the sub-adviser (if applicable) are responsible for the implementation and day-to-day administration of these valuation policies and procedures and provides reports  to the Audit Committee of the Board and the Board regarding these and related matters. In addition, the Audit Committee of the Board or the Board receives reports periodically from the independent public accounting firm for the Funds regarding tests performed by such firm on the valuation of all securities, as well as with respect to other risks associated with mutual funds. Reports received from service providers, legal counsel and the independent public accounting firm assist the Board in performing its oversight function.]

[The Board of the Trust has several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee.  Each of the Committees are comprised of only noninterested Trustees. ]

[Mmes. _____________ (Chair), __________, ___________ and _________, and Messrs. __________, __________, _________, _____________ and _____________ are members of the Governance Committee.  The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board with respect to the structure, membership and operation of the Board and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board and the compensation of such persons.]

[The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.]

[Messrs. ___________ (Chair), _____________, ___________ and __________, and Ms. ___________ are members of the Audit Committee.  The Board has designated Mr. ___________, a noninterested Trustee, as audit committee financial expert.  The Audit Committee’s purposes are to (i) oversee each Fund's accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of each Fund's financial statements and the independent audit

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thereof; (iii) oversee, or, as appropriate, assist Board oversight of, each Fund's compliance with legal and regulatory requirements that relate to each Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of a Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of a Fund.]

[Messrs. _______________ (Chair), _______________, _____________ and ___________, and Mmes. _____________, ___________, _________ and ___________ are members of the Contract Review Committee.  The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board concerning the following matters: (i) contractual arrangements with each service provider to the Funds, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board. ]

[Mmes. ____________ (Chair), _____________, ___________ and ___________ are members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board in its oversight of the portfolio management process employed by the Funds and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ stated objective(s), strategies and restrictions; (ii) assist the Board in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds; and (iii) assist the Board in its monitoring of the performance results of all funds and portfolios, giving special attention to the performance of certain funds and portfolios that it or the Board identifies from time to time.]

[Messrs. ___________ (Chair), ___________ and _____________ are members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds; (ii) serve as a liaison between the Board and the Funds’ CCO; and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC.]

[Share Ownership.  The following table shows the dollar range of equity securities beneficially owned by each Trustee in all Eaton Vance Funds overseen by the Trustee as of December 31, 2013.  None of the Trustees owned shares of the Fund as of ________________since the Fund had not commenced operations.

Name of Trustee	Aggregate Dollar Range of Equity Securities Owned in All Registered Funds Overseen by Trustee in the Eaton Vance Fund Complex
Interested Trustee
[ ]	[ ]
Noninterested Trustees
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]
[ ]	[ ]

Parametric ETMFs

9

SAI dated ______, 2014

As of December 31, 2013, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2012 and December 31, 2013, no noninterested Trustee (or their immediate family members) had:

(1)

 Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

(2)

 Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

(3)

 Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2012 and December 31, 2013, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.]

[Noninterested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Deferred Compensation Plan”).  Under the Deferred Compensation Plan, an eligible Board member may elect to have his or her deferred fees invested in the shares of one or more funds in the Eaton Vance family of funds, and the amount paid to the Board members under the Deferred Compensation Plan will be determined based upon the performance of such investments.  Deferral of Board members’ fees in accordance with the Deferred Compensation Plan will have a negligible effect on the assets, liabilities, and net income of a participating fund or portfolio, and do not require that a participating Board member be retained.  There is no retirement plan for Board members.]

[The fees and expenses of the Trustees of the Trust are paid by the Fund (and other series of the Trust). (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the fiscal year ending ________________, it is estimated that the Trustees of the Trust will earn the following compensation in their capacities as Trustees from the Trust.  For the year ended December 31, 2013, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): [TO BE COMPLETED BY AMENDMENT]

Source of Compensation	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Trust	$______	$______	$______	$_____	$_____	$______	$______	$_____	$_____
Trust and Fund Complex(1)	$_______	$______	$______	$______	$______	$_______	$_______	$______	$______

(1)

As of __________________, the Eaton Vance fund complex consists of [177] registered investment companies or series thereof.

Fund Organization.  Each Fund is a series of the Trust, which was organized under Massachusetts law on March 26, 2013 and is operated as an actively managed exchange-traded fund.  The Trust may issue an unlimited number of shares of capital stock (no par value per share) in one or more series (such as a Fund).  When issued and outstanding, shares are fully paid and nonassessable by the Trust.  Shareholders are entitled to one vote for each full share held.  Fractional shares may be voted proportionately.  Shares of a Fund will be voted together.  Shares have no preemptive or conversion rights and are freely transferable.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than two-thirds of the Trustees of the Trust holding office have been elected by shareholders.  In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.  The Trust’s By-laws provide that any Trustee may be removed with or without cause, by (i) the affirmative vote of holders of two-thirds of the shares or, (ii) the affirmative vote of, or written instrument, signed by at least two-thirds of the remaining Trustees, provided however, that the removal of any noninterested Trustee shall additionally require the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining noninterested Trustees.  No person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting

Parametric ETMFs

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SAI dated ______, 2014

called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment.  The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series, if they deem it necessary to conform it to applicable federal or state laws or regulations, or to make such other changes (such as reclassifying series or restructuring the Trust) provided such changes do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations.  The Trust’s By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust.  However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series thereof entitled to vote thereon shall be sufficient authorization; or (2) by the approval of a majority of the Trustees then in office, to be followed by a written notice to shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust.  Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed.  The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders.  The Declaration of Trust also contains provisions limiting the liability of a series to that series.  Moreover, the Trust’s By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability.  The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund’s business and the nature of its assets, management believes that the possibility of the Fund’s liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy.  The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the investment sub-adviser and adopted the proxy voting policies and procedures of the investment sub-adviser (the “Adviser Policies”).  An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services.  The members of the Board will review each Fund’s proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year.  For a copy of the Fund Policy and Adviser Policies, see Appendix A and Appendix B, respectively.  Pursuant to certain provisions of the 1940 Act and certain exemptive orders relating to funds investing in other funds, a Fund may be required or may elect to vote its interest in another fund in the same proportion as the holders of all other shares of that fund.   Information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory and Administrative Services. The investment adviser and sub-adviser manage the investments and affairs of each Fund and provide related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment sub-adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Fund and what portion, if any, of a Fund’s assets will be held uninvested. Each Fund’s Investment Advisory and Administrative Agreement and Investment Sub-Advisory Agreement requires the investment adviser or sub-adviser, as the case may be, to pay the salaries and fees of all officers and Trustees who are members of the investment adviser’s or sub-adviser’s organization and all personnel of the investment adviser or sub-adviser performing services relating to research and investment activities.

For a description of the compensation that each Fund pays the investment adviser and administrator pursuant to the Investment Advisory and Administrative Agreement, see the Prospectus.  Pursuant to investment sub-advisory agreements between Eaton Vance and Parametric, Eaton Vance pays compensation to Parametric for providing sub-advisory services to each Fund.

Each Investment Advisory and Administrative Agreement and Investment Sub-Advisory Agreement with the investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a

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SAI dated ______, 2014

majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of a Fund.  Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees or either party, or by vote of the majority of the outstanding voting securities of a Fund, and each Agreement will terminate automatically in the event of its assignment.  Each Agreement provides that the investment adviser or sub-adviser may render services to others.  Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About Eaton Vance. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts.  EV serves as trustee of Eaton Vance.  EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company.  BMR is an indirect subsidiary of EVC.   EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Brian D. Langstraat, Jr., Dorothy E. Puhy, Winthrop H. Smith, Jr. and Richard A. Spillane, Jr.  All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Daniel C. Cataldo, Cynthia J. Clemson, James H. Evans, Maureen A. Gemma, Laurie G. Hylton, Mr. Langstraat, Frederick S. Marius, David C. McCabe, Thomas M. Metzold, Scott H. Page, Edward J. Perkin, Charles B. Reed, Walter A. Row, III, Craig P. Russ, David M. Stein, Payson F. Swaffield, Michael W. Weilheimer, R. Kelly Williams and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates).  The Voting Trustees have unrestricted voting rights for the election of Directors of EVC.  All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who may also be officers, or officers and Directors of EVC and EV.  As indicated under “Management and Organization,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics.  The investment adviser, sub-adviser, Distributor, and each Fund have adopted Codes of Ethics governing personal securities transactions.  Under the Codes, employees of the investment adviser, the sub-adviser and the Distributor may purchase and sell securities (including securities held or eligible for purchase by a Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Information About Parametric.  Parametric is a Seattle, Washington based investment manager providing investment management services to a number of institutional accounts, including employee benefit plans, college endowment funds and foundations.  As of December 31, 2013, Parametric’s assets under management totaled approximately $116 billion (including assets of its majority owned subsidiary Parametric Risk Advisors, LLC).  Parametric is the successor investment adviser to Parametric Portfolio Associates, Inc., which commenced operations in 1987.

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund.  The following table shows, as of ______________, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.  [TO BE COMPLETED BY AMENDMENT]

Parametric ETMFs

12

SAI dated ______, 2014

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Timothy Atwill
Registered Investment Companies	[____]	$[_______]	[____]	$[_______]
Other Pooled Investment Vehicles	[____]	$[_______]	[____]	$[_______]
Other Accounts	[____]	$[_______]	[____]	$[_______]
Thomas Seto
Registered Investment Companies	[____]	$[_______]	[____]	$[_______]
Other Pooled Investment Vehicles	[____]	$[_______]	[____]	$[_______]
Other Accounts	[____]	$[_______]	[____]	$[_______]
David M. Stein
Registered Investment Companies	[____]	$[_______]	[____]	$[_______]
Other Pooled Investment Vehicles	[____]	$[_______]	[____]	$[_______]
Other Accounts	[____]	$[_______]	[____]	$[_______]

None of the portfolio managers beneficially owned shares of a Fund since Funds have not commenced operations prior to the date of this SAI.  The following table shows the dollar range of shares of the Fund beneficially owned by each portfolio manager in the Eaton Vance Family of Funds as of December 31, ________.

Fund Name and Portfolio Manager	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Emerging Markets ETMF
[________]	[$______- $______]
[________]	[$______- $______]
[________]	[$______- $______]
International Equity ETMF
[________]	[$______- $______]
[________]	[$______- $______]
[________]	[$______- $______]

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other.  For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among a Fund and other accounts he advises.  In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund.  In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account.  The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons.  The investment adviser  and sub-adviser have adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies which govern the investment adviser’s and sub-adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Parametric.  Compensation of Parametric portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) a cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC nonvoting common stock, restricted shares of EVC nonvoting common stock and, for certain individuals, grants of profit participation interests in Parametric.  Parametric investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees.  Compensation of Parametric

Parametric ETMFs

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SAI dated ______, 2014

investment professionals is reviewed primarily on an annual basis.  Stock-based compensation awards and adjustments in base salary and bonus are typically paid and/or put into effect at or shortly after fiscal year-end.

Method to Determine Compensation.  Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts.  The compensation of portfolio managers with other job responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and EVC, its parent company.  Cash bonuses available overall are determined based on a target percentage of Parametric profits.  While the salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year, based on changes in financial performance and other factors.

Commodity Futures Trading Commission Registration.  Effective December 31, 2012, the CFTC adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swaps agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly neither the Funds nor the investment adviser or sub-adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of their management of other strategies, Eaton Vance, BMR and Parametric are registered with the CFTC as commodity pool operators. Eaton Vance, BMR and Parametric are also registered as commodity trading advisors.  The CFTC has neither reviewed nor approved each Fund’s investment strategies or this SAI.

Administrative Services.  Under its Investment Advisory and Administrative Agreement with each Fund, Eaton Vance has been engaged to administer a Fund’s affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Expenses.  Each Fund is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser and administrator, the sub-adviser or the Distributor).  In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses.

OTHER SERVICE PROVIDERS

Distributor.   ________________________________, (the “Distributor”) is each Fund’s distributor.  The Distributor distributes Creation Units of a Fund, but does not maintain a secondary market in shares of a Fund.  The Distributor’s principal address is _________________________.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) that solicit purchases of Creation Unit aggregations of Fund shares. Such Soliciting Dealers may also be “participating parties” or DTC Participants (as described below).

[ Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers and Authorized Participants (as described below) entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable. ]

Custodian.  ________________________________________________________, serves as custodian to each Fund.  __________ has custody of all cash and securities of a Fund, maintains the general ledger of each Fund and computes the daily net asset value of shares of each Fund.  In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. __________ also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC.  EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including ___________.  It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund and such banks.

Independent Registered Public Accounting Firm.  _______________________________________, is the independent registered public accounting firm of each Fund, providing audit and related services, assistance and consultation with respect to the preparation of filings with the SEC.

Parametric ETMFs

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SAI dated ______, 2014

Transfer and Dividend Disbursing Agent.   ________________ serves as the transfer and dividend disbursing agent for the Trust. As transfer and dividend disbursing agent, ____________ is responsible for among other matters, receiving and processing orders for the purchase and redemptions of Creation Units. The principal business address for ____________ is ____________.

CALCULATION OF NET ASSET VALUE

The net asset value (“NAV”) of the Fund is determined by ___________ (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets.  The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•

Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

•

Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.

•

Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

•

Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

•

Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

•

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements (other than those which have been centrally cleared), forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).  Swap agreements that have been cleared by a central counterparty (“CCP”) are valued at the daily settlement price provided by the CCP.

•

Precious metals are valued are valued at the New York Composite mean quotation.

•

Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

•

Valuations of foreign equity securities and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board.  Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser.  The portfolio managers of one Eaton Vance fund that invests in Senior and Junior Loans may not possess the same information about a Senior or Junior Loan as the portfolio managers of another Eaton Vance fund.  As such, at times the fair value of a Loan determined by certain Eaton Vance portfolio managers may vary from the fair value of the same Loan determined by other portfolio managers.

Intraday Indicative Values.  The Trust will arrange for the continuous calculation by an independent third party and publication throughout the regular trading session of the Listing Exchange (generally 9:30 am to 4:00 pm eastern time) each Business Day

Parametric ETMFs

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SAI dated ______, 2014

of the intraday indicative value (“IIV”) of each Fund’s shares. IIVs are calculated based on the current market trading prices of a Fund’s underlying holdings and disseminated at intervals of not more than 15 minutes.  The purpose of IIVs is to enable investors to estimate that day’s closing NAV so they can determine the number of shares to buy or sell if they want to trade an approximate dollar amount.   Because IIVs will generally differ from the end-of-day NAV of a Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold.   Investors should understand that Fund transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility.

BUYING AND SELLING SHARES

Purchase and Redemption of Creation Units.  A discussion of the purchase and redemption of Creation Units is contained in the Prospectus under “Buying and Selling Shares.”  The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

Timing.  The Trust issues and redeems Fund shares only in specified large aggregations of shares called “Creation Units.”   Creation Units are issued and redeemed through the Distributor each Business Day at the NAV per share next determined after an order in proper form is received. Validly submitted orders to purchase or redeem Creation Units on each Business Day will be accepted until the NYSE market close (the “Order Cut-Off Time”), generally 4:00 pm eastern time, on the Business Day that the order is placed (the “Transmittal Date”).  All orders must be received by the Distributor no later than the Order Cut-Off Time in order to receive the NAV determined on the Transmittal Date.  Creation Units may be issued and redeemed through the delivery of cash, securities specified by a Fund or a combination of cash and specified securities.

The Distributor may require that Custom Orders (as defined below) be received no later than one hour prior to the Order Cut-Off Time. When the Listing Exchange or bond markets close earlier than normal, a Fund may require orders for Creation Units to be placed earlier in the Business Day. Orders to purchase Fund shares invested in fixed-income instruments may not be accepted on any day when the bond markets are closed.

Investors must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by a Fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit. All requests for redemption must be preceded or accompanied by the requisite number of Fund shares, which delivery will generally be made through the DTC Process.

Payment.  To keep trading costs low and to enable a Fund to be as fully invested as possible, the Fund expects to issue and redeem Creation Units primarily in-kind through the delivery of portfolio securities.   Creations and redemptions may be effected entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders.

Subject to certain exceptions described below, the Basket instruments paid or received by a Fund will be the same for all purchasers and redeemers of Creation Units on a given Business Day. Basket instruments may include cash, securities and/or other transferable investment assets. Each security included in the Basket will be a current holding of a Fund. To the extent there is a difference between the NAV of a Creation Unit and the aggregate market value of the Basket instruments exchanged for the Creation Unit, the party conveying the lower value will pay to the other an amount in cash equal to that difference (the “Balancing Amount”).

To preserve the confidentiality of the Fund’s trading activities, the investment adviser anticipates that the Basket will normally not be a pro rata slice of a Fund’s portfolio positions.  Rather, instruments being acquired will generally be excluded from the Basket until their purchase is completed and instruments being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the investment adviser to be in the best interest of a Fund and its shareholders, other portfolio positions may be excluded from the Basket. Whenever portfolio positions are excluded from the Basket, the Basket may include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions.

Each Fund may permit an Authorized Participant to deposit or receive, as applicable, cash in lieu of some or all of the Basket instruments, solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a holder of Fund shares investing in foreign instruments would be subject to unfavorable income tax treatment if the holder received redemption proceeds in kind. No other Basket substitutions will be permitted.  A “Custom Order” is any purchase or redemption of Shares made in whole or in part on a cash basis as described in clause (a) or (b) of this paragraph.   In addition, each Fund may require purchases and redemptions on a given Business Day to be made entirely on a cash basis.  In such an instance, the Fund will announce, before the open of trading on such day, that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash. Each Fund may also

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determine, upon receiving a purchase or redemption order from an Authorized Participant, to require the purchase or redemption, as applicable, to be made entirely in cash.

Each Business Day, before the open of trading on the Listing Exchange, the investment adviser will cause the Basket, including the names and quantities of the securities, cash and other instruments in the Basket and the estimated Balancing Amount for that day to be disseminated through the National Securities Clearing Corporation (“NSCC”), a clearing agency registered with the SEC and affiliated with the Depository Trust Company (“DTC”).  The published Basket will apply until a new Basket is announced, and there will be no intraday changes to the Basket except to correct errors in the published Basket. The investment adviser will also make available on a daily basis information about the previous day’s Balancing Amount.

Authorized Participants.  All orders to purchase or redeem Creation Units must be placed with the Distributor by or through an “Authorized Participant,” which is either: (a) a “participating party” (i.e., a Broker or other participant in the Continuous Net Settlement (“CNS”) System of the NSCC) or (b) a participant in the DTC system (“DTC Participant”), which in any case has executed an agreement with the Distributor (“Participant Agreement”).  An investor does not have to be an Authorized Participant to transact in Creation Units, but must place an order through and make appropriate arrangements with an Authorized Participant.

Clearance and Settlement.  Orders for purchases and redemptions of Creation Units will be processed either through an enhanced clearing process or through a manual clearing process. The NSCC/CNS system for effecting in-kind purchases and redemptions of ETFs (the “NSCC Process”) simplifies the transfer of a basket of securities between two parties by treating all of the securities that constitute the basket as a single unit.

There are limitations on investors’ ability to use the NSCC Process. First, it is available only to those DTC Participants that also are participants in the CNS System of the NSCC. Other DTC Participants must use a manual clearing process (the “DTC Process”), involving a line-by-line movement of each transferred position, which is available to all DTC Participants. Because the DTC Process involves the movement of individual positions, while the NSCC Process can act on instructions regarding the movement of one unitary basket that automatically processes the movement of multiple securities, DTC may charge a Fund more than NSCC to settle purchases and/or redemptions of Creation Units.  Further, the NSCC Process is generally only available for transactions involving domestic equity securities. Thus, it may only be used in connection with in-kind transactions for Fund Creation Units that include only domestic equity securities in their Basket.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket will not go through either the NSCC Process or the DTC Process. Rather, such transactions will go through a Fund’s custodian and sub-custodian network. Once such a creation order has been placed with the Distributor, the Distributor will inform the investment adviser and the Fund’s custodian. The custodian will then inform the appropriate sub-custodians. In connection with a creation, the Authorized Participant will deliver to the appropriate sub-custodians, on behalf of itself or the beneficial owner on whose behalf it is acting, the Basket instruments as determined according to the procedures described above. The sub-custodians will confirm to the custodian that the purchase consideration has been delivered, and the custodian will notify the investment adviser and Distributor of the delivery. After shares have been instructed to be delivered, the Distributor will furnish the purchaser with a confirmation and a Prospectus (if necessary). For a redemption, the same process proceeds in reverse.

In-kind transactions in Creation Units involving fixed-income instruments will generally clear and settle as follows:  Basket securities that are U.S. government or U.S. agency securities and any cash will settle via free delivery through the Federal Reserve System; Basket securities that are non-U.S. fixed-income securities will settle in accordance with the normal rules for settlement of such securities in the applicable non-U.S. market.  Fund shares will settle through DTC. The custodian will monitor the movement of the underlying Basket instruments and will instruct the movement of shares only upon validation that such instruments have settled correctly. The settlement of Fund shares will be aligned with the settlement of the underlying Basket and, except as discussed below with respect to Basket instruments traded in foreign markets, will generally occur no later than the third Business Day following the day on which an order is deemed received by the Distributor.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket may be on a basis other than the third Business Day following receipt in good order in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind purchases and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming shareholders, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Funds, in certain circumstances. The holidays applicable to the Funds that include foreign instruments in their basket during

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such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future. Because the portfolio securities of the Funds may trade on days that the Fund’s Listing Exchange is closed or on days that are not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.  [List of market holidays and estimated number of days to settle Creation Units are to be added by amendment.]

Delivery.  The Distributor will transmit all purchase orders received from Authorized Participants to a Fund.  After a Fund has accepted a purchase order and received delivery of the purchase consideration, NSCC or DTC, as applicable, will instruct the Fund to initiate delivery of the appropriate number of shares to the book-entry account specified by the Authorized Participant. Delivery of Creation Units by a Fund is expected to occur within the normal settlement cycle, currently no later than the third Business Day following the day on which an order is deemed to be received by the Distributor. The Distributor will issue or cause the issuance of confirmations of acceptance, will be responsible for delivering a Prospectus to persons purchasing Creation Units, and will maintain records of both the orders placed with it and the confirmations of acceptance furnished by it.

Shares will not normally be issued until after the transfer to a Fund of good title to the purchase consideration. To the extent contemplated by the relevant Participant Agreement, however, shares may be issued to an Authorized Participant notwithstanding the fact that the purchase consideration has not been received, in part or in whole, by a Fund in reliance on an undertaking by the Authorized Participant to deliver the missing portion as soon as possible, with the undertaking secured by the Authorized Participant’s delivery and maintenance of collateral acceptable to the Fund. The Participant Agreement will permit the Fund to buy any missing Basket instruments at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such instruments and the value of the collateral.

In connection with taking delivery of shares of securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the securities are customarily traded, to which account such securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date.

Redemptions of shares for Fund securities will be subject to compliance with applicable federal and state securities laws and the Fund reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund securities upon redemptions or could not do so without first registering Fund securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer” (“QIB”), as such term is defined under Rule 144A under the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund securities.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of Fund shares or determination of the NAV of the shares is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Transaction Fees.  As describe in the Prospectus, orders for Creation Units are subject to transaction fees.

Order Rejection.  A Fund and/or the Distributor may reject any order that is not in proper form. Further, a Fund may reject a purchase order transmitted to it by the Distributor if, for example:  (a) the purchaser or group of related purchasers, upon obtaining the Creation Units, would own 80% or more of outstanding Fund shares; (b) the acceptance of the Basket would have certain adverse tax consequences, such as causing the Fund to no longer meet the requirements of a regulated investment company under the Code; (c) the acceptance of the Basket would, in the opinion of the Trust, be unlawful, as in the case of a purchaser who is banned from trading in securities; (d) the acceptance of the Basket would otherwise, in the discretion of the Trust or the investment adviser, have an adverse effect on the Trust or on the rights of beneficial owners; or (e) there exist circumstances outside the control of a Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities

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causing trading halts; systems failures involving computer or other information systems affecting a Fund, the investment adviser, the transfer agent, the custodian, the Distributor, DTC, NSCC or any other participant in the purchase process; and similar extraordinary events.

Required Early Acceptance of Orders.  Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day.

Exchange Listing and Trading.  A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus under “Buying and Selling Shares.” The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

Each Fund’s shares are listed for trading on the Listing Exchange, and trade thereon at prices that are directly linked to the Fund’s next end-of-day NAV (“NAV-Based Trading”).   In NAV-Based Trading, all bids, offers and execution prices are expressed as a market-determined premium or discount to that day’s NAV.  For each trade, the premium or discount to NAV (which may be zero) is locked upon trade execution and the final transaction price (i.e., NAV plus or minus the market-determined premium/discount to NAV) is determined once NAV is computed at the end of the day ..  Investors are notified of the final price of each trade after the ETMF’s NAV is determined at the end of the trading day ..

Although share prices will be quoted throughout the day relative to NAV (e.g., NAV+$0.01, NAV-$0.02), there is not a fixed relationship between trading prices and NAV. Instead, the premium or discount to NAV at which Share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the Share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices for shares in the secondary market may be above, at or below NAV.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of Fund shares will continue to be met.

The Listing Exchange may, but is not required to, remove Fund shares from listing if: (i) following the initial twelve-month period after commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; (ii) a Fund’s IIV or NAV is no longer calculated or its IIV, NAV or Basket composition is no longer available to all market participants at the same time; (iii) a Fund has failed to submit any filings required by the SEC or if the Listing Exchange is aware that the Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC with respect to the Fund; or (iv) such other event shall occur or condition exists that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. In addition, the Listing Exchange will remove the Fund shares from listing and trading upon termination of the Trust or a Fund.

Book Entry Only System.  The following information supplements and should be read in conjunction with “Buying and Selling Shares” in the Prospectus.

The DTC acts as securities depositary for Fund shares. Fund shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.  Certificates will not be issued for Fund shares.

DTC, a limited-purpose trust company, was created to hold securities of DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to beneficial owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number

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and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is the case for securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Listing Exchange.

PERFORMANCE

Performance Calculations.  Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at NAV on the reinvestment dates during the period and (ii) a complete redemption of the investment at the end of the period.

Average annual total returns may be based on a Fund’s NAV or market price per share.  Market price is determined by using the mid-point between the highest bid and lowest offer on the Listing Exchange as of the time that a Fund’s NAV is calculated (typically 4:00 pm eastern time) and does not represent returns an investor would receive if shares were traded at other times.  Market returns do not reflect brokerage commissions that may be payable on secondary market transactions.  If brokerage commissions were reflected, returns would be lower.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at NAV on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.  In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment.  After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.  Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the NAV per share on the last day of the period and annualizing the resulting figure.

Disclosure of Portfolio Holdings and Related Information.  The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Fund.  See the Funds' Prospectus for information on disclosure made in filings with the SEC and/or posted on the Eaton Vance website (www.eatonvance.com) and disclosure of certain portfolio characteristics.  Pursuant to the Policies, information about portfolio holdings of a Fund may also be disclosed as follows:

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•

Confidential disclosure for a legitimate Fund purpose:  Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential.  Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information.  The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus;  2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement.  To the extent applicable to an Eaton Vance fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), pricing services (TRPS Mark-to-Market Pricing Service, WM Company Reuters Information Services and Non-Deliverable Forward Rates Service, Pricing Direct, FT Interactive Data Corp., Standard & Poor’s Securities Evaluation Service, Inc., SuperDerivatives and Stat Pro.), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (Citibank, N.A. and its affiliates), consultants and other product evaluators (Morgan Stanley Smith Barney LLC) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers).  These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged.  If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter.  Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board.  In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

•

Historical portfolio holdings information:  From time to time, each Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously.  In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Eaton Vance website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

The Funds, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Funds.  The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders.  In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Fund’s shareholders and its investment adviser, principal underwriter or other affiliated person.  The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting.  The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Fund to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund.  However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

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TAXES

The following is a summary of some of the tax consequences affecting the Fund and its shareholders.  The summary does not address all of the special tax rules applicable to certain classes of investors, such as individual retirement accounts and other employer sponsored retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisors with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.

Taxation of the Fund.  The Fund, as a series of the Trust, is treated as a separate entity for federal income tax purposes.  The Fund has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income, if any) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its most recent fiscal year.

The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to so elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distributes (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (excluding tax-exempt income, if any) for such year, (ii) at least 98.2% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that the Fund qualifies as a RIC, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of tax-exempt income and net capital gain (if any), will be taxable to the shareholder as dividend income. However, such distributions may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

In certain situations, the Fund may, for a taxable year, elect to defer all or a portion of its capital losses realized after October and its late-year ordinary losses (defined as the excess of post-October specified losses (as defined in the Code) and other post-December ordinary losses over post-October specified gains (as defined in the Code) and other post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses.  Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Taxation of the Subsidiary.  To the extent described in the prospectus, the Fund may invest in the Subsidiary. The Subsidiary is classified as a corporation for U.S. federal income tax purposes. As described in the prospectus, the Fund has either applied for or received from the IRS a private letter ruling or has received advice from counsel relating to the treatment of the income allocated to the Fund from the Subsidiary for purposes of the Fund’s status as a “RIC” under the Code.  Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct it activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, and would be taxed as such.

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The Subsidiary is treated as a controlled foreign corporation (“CFC”) for tax purposes and the Fund is treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be “subpart F income.” The Fund’s recognition of the Subsidiary's “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund's tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

Tax Consequences of Certain Investments.  The following summary of the tax consequences of certain types of investments applies to the Fund.  References in the following summary to “the Fund” are to any Fund that can engage in the particular practice as described in the Prospectus or SAI.

Securities Acquired at Market Discount or with Original Issue Discount.  Investment in securities acquired at a market discount, or in zero coupon, deferred interest, payment-in-kind and certain other securities with original issue discount, generally may cause the Fund to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.  The Fund may elect to accrue market discount income on a daily basis.

Lower Rated or Defaulted Securities.  Investments in securities that are at risk of, or are in, default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Municipal Obligations.  Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

If the Fund seeks income exempt from state and/or local taxes, information about such taxes is contained in an appendix to this SAI (see the Table of Contents).

Tax Credit Bonds.  If the Fund holds, directly or indirectly, one or more tax credit bonds (including Build America Bonds, clean renewable energy bonds and other qualified tax credit bonds) on one or more applicable dates during a taxable year and the Fund satisfies the minimum distribution requirement, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder‘s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder‘s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Derivatives.  The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions may be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of Fund distributions.

Investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of

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the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Fund positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code Section 1234. Pursuant to Code Section 1234, if a written option expires unexercised, the premium received is short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term capital gain. For an option purchased by the Fund that is not a “section 1256 contract”, any gain or loss resulting from sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

Short Sales.  In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered to be capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used to close a short sale has a long-term holding period on the date of the short sale, special rules generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Constructive Sales.  The Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, offsetting notional principal contract, or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment include interests (including options and forward contracts and short sales) in stock and certain other instruments. Constructive sale treatment does not apply if the transaction is closed out not later than thirty days after the end of the taxable year in which the transaction was initiated, and the underlying appreciated securities position is held unhedged for at least the next sixty days after the hedging transaction is closed.

Gain or loss on a short sale will generally not be realized until such time as the short sale is closed. However, as described above in the discussion of constructive sales, if the Fund holds a short sale position with respect to securities that have appreciated in value, and it then acquires property that is the same as or substantially identical to the property sold short, the Fund generally will recognize gain on the date it acquires such property as if the short sale were closed on such date with such property. Similarly, if the Fund holds an appreciated financial position with respect to securities and then enters into a short sale with respect to the same or substantially identical property, the Fund generally will recognize gain as if the appreciated financial position were sold at its fair market value on the date it enters into the short sale. The subsequent holding period for any appreciated financial position that is subject to these constructive sale rules will be determined as if such position were acquired on the date of the constructive sale.

Foreign Investments and Currencies.  The Fund’s investments in foreign securities may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains), which would decrease the Fund’s income on such securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. If more than 50% of Fund assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro

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rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, the Fund must own the dividend-paying stock for more than 15 days during the 31-day period beginning 15 days prior to the ex-dividend date. Likewise, shareholders must hold their Fund shares (without protection from risk or loss) on the ex-dividend date and for at least 15 additional days during the 31-day period beginning 15 days prior to the ex-dividend date to be eligible to claim the foreign tax with respect to a given dividend. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax (“AMT”) may not deduct such taxes for AMT purposes.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.   Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss.

Investments in passive foreign investment companies (“PFICs”) could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the PFIC as a “qualified electing fund”. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, if the Fund were to make a mark-to-market election with respect to a PFIC, the Fund would be treated as if it had sold and repurchased the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. This election must be made separately for each PFIC, and once made, would be effective for all subsequent taxable years unless revoked with the consent of the IRS. The Fund may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock in any particular year. As a result, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the 4% excise tax.

U.S. Government Securities.  Distributions paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes. The Fund generally intends to advise shareholders of the extent, if any, to which its distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Real Estate Investment Trusts (“REITs”).  Any investment by the Fund in equity securities of a REIT qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Inflation-Indexed Bonds.  Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund’s gross income (see “Securities Acquired at Market Discount or with Original Issue Discount” above).  Also, if the principal value of an inflation-indexed bond is adjusted downward due to inflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital (see “Taxation of Fund Shareholders” below).

Taxation of Fund Shareholders.  Subject to the discussion of distributions of tax-exempt income below, Fund distributions of investment income and net gains from investments held for one year or less will be taxable as ordinary income. Fund distributions of any net gains from investments held for more than one year are taxable as long-term capital gains. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned his or her shares in the Fund.  Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they are made out of the Fund’s earnings and profits, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment.  Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are

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either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Distributions paid by the Fund during any period may be more or less than the amount of net investment income and capital gains actually earned during the period.  If the Fund makes a distribution to a shareholder in excess of the Fund‘s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder‘s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder‘s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.  A shareholder’s tax basis cannot go below zero and any return of capital distributions in excess of a shareholder’s tax basis will be treated as capital gain.

Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made.  However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared.  Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than in the year paid.

The amount of distributions payable by the Fund may vary depending on general economic and market conditions, the composition of investments, current management strategy and Fund operating expenses.  The Fund will inform shareholders of the tax character of distributions annually to facilitate shareholder tax reporting.

The Fund may elect to retain its net capital gain, in which case the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate.  In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution. If a shareholder buys shares when the Fund has unrealized or realized but not yet distributed ordinary income or capital gains, the shareholder will pay full price for the shares and then may receive a portion back as a taxable distribution even though such distribution may economically represent a return of the shareholder’s investment.

Tax-Exempt Income.  Distributions by the Fund of net tax-exempt interest income that are properly reported as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code.  In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a).  Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Fund shareholders are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.  Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares that distributes exempt-interest dividends will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt interest dividends with respect to any Fund share and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed.  Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Qualified Dividend Income.  “Qualified dividend income” received by an individual is taxed at the rates applicable to long-term capital gain (currently at a maximum rate of 20% plus a 3.8% Medicare contribution tax). In order for a dividend received by Fund shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend-paying stock in its portfolio and the shareholder must meet holding period and other requirements with respect to

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the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a passive foreign investment company. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income.  In general, distributions of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund’s dividends (other than properly reported capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain with respect to the sale of stocks and securities included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

Dividends Received Deduction for Corporations.  A portion of distributions made by the Fund which are derived from dividends from U.S. corporations may qualify for the dividends-received deduction (“DRD”) for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally more than 45 days during the 91-day period beginning 45 days before the ex-dividend date or if the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder’s shares. Distributions eligible for the DRD may give rise to or increase the alternative minimum tax for certain corporations.  Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify for the DRD.

Recognition of Unrelated Business Taxable Income by Tax-Exempt Shareholders.  Under current law, tax-exempt investors generally will not recognize unrelated business taxable income (“UBTI”) from distributions from the Fund. Notwithstanding the foregoing, a tax-exempt shareholder could recognize UBTI if shares in the Fund constitute debt-financed property in the hands of a tax-exempt shareholder within the meaning of Code section 514(b). In addition, certain types of income received by the Fund from REITs, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may: (1) constitute taxable income as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, employer sponsored retirement plans and certain charitable entities; (2) not be offset by otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Taxes on Purchases and Redemptions of Creation Units.   Purchasers of Creation Units of shares on an in-kind basis will generally recognize a gain or loss  on the purchase transaction equal to the difference between the market value of the Creation Units , and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) the cash amount paid (or received).Persons  redeeming Creation Units in-kind will generally recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received plus (or minus) the cash amount received (or paid). The IRS, may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible.

Any capital gain or loss realized upon the purchase of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

A Fund has the right to reject an order for Creation Units if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. A Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

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Redemption or Exchange of Fund Shares.  Generally, upon sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Applicability of Medicare Contribution Tax.  The Code imposes a 3.8% Medicare contribution tax on unearned income of certain U.S. individuals, estates and trusts. For individuals, the tax is on the lesser of the “net investment income” and the excess of modified adjusted gross income over $200,000 (or $250,000 if married filing jointly). Net investment income includes, among other things, interest, dividends, and gross income and capital gains derived from passive activities and trading in securities or commodities. Net investment income is reduced by deductions “properly allocable” to this income.

Back-Up Withholding for U.S. Shareholders.  Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28%. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Taxation of Foreign Shareholders.  In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person” or “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The withholding tax does not apply to regular dividends paid to a foreign person who provides a Form W-8ECI, certifying that the dividends are effectively connected with the foreign person’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the foreign person were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A foreign person who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.  A foreign shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt interest dividends, and amounts retained by the Fund that are reported as undistributed capital gains.

For taxable years beginning before January 1, 2014, properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year).  However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder would need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary could withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2014, distributions that the Fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the Fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. The rules described in this paragraph, other than the

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withholding rules, will apply notwithstanding the Fund’s participation or a foreign shareholder’s participation in a wash sale transaction or the payment of a substitute dividend.

Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years, or for sales occurring on or before December 31, 2013, 50% or more of the value of the Fund’s shares were held by U.S. entities.

The same rules apply with respect to distributions to a foreign shareholder from the Fund and redemptions of a foreign shareholder’s interest in the Fund attributable to a REIT’s distribution to the Fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels.  The rule with respect to distributions and redemptions attributable to a REIT’s distribution to the Fund will not expire for taxable years beginning on or after January 1, 2014.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2013, in redemption of a foreign shareholder’s shares of the Fund will cause the Fund to recognize gain.  If the Fund is required to recognize gain, the amount of gain recognized will be equal to the fair market value of such interests over the Fund’s adjusted basis to the extent of the greatest foreign ownership percentage of the Fund during the five-year period ending on the date of redemption.

In the case of foreign non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their foreign status.

Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

Compliance with the HIRE Act.  A 30% withholding tax will be imposed on U.S.-source dividends, interest and other income items paid after June 30, 2014, and proceeds from the sale of property producing U.S.-source dividends and interest paid after December 31, 2016, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners.  To avoid withholding, foreign financial institutions will need to either enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders or, in the event that an applicable intergovernmental agreement and implementing legislation are adopted, agree to provide certain information to other revenue authorities for transmittal to the IRS. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS.  Non-U.S. shareholders should consult their own tax advisors regarding the possible implications of these requirements on their investment in the Fund.

Requirements of Form 8886.  Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or at least $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Changes in Taxation.  The taxation of the Fund, the Subsidiary and shareholders may be adversely affected by future legislation, Treasury regulations, IRS revenue procedures and/or guidance issued by the IRS.

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29

SAI dated ______, 2014

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by the investment adviser.  Each Fund is responsible for the expenses associated with its portfolio transactions.  The investment adviser is also responsible for the execution of transactions for all other accounts managed by it.  The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms.  The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates.  In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services, responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the amount of the spread or commission, if any.  In addition, the investment adviser may consider the receipt of Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Fund.  The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions.  Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.  Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States.  There is generally no stated commission in the case of securities traded in the over-the-counter markets including transactions in fixed-income securities which are generally purchased and sold on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers.  Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread.  Fixed-income transactions may also be transactions directly with the issuer of the obligations.  In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer.  Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser’s clients in part for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), a broker or dealer who executes a portfolio transaction on behalf of the investment adviser client may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided.  This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion.  “Research Services” as used herein includes any and all brokerage and research services to the extent permitted by Section 28(e). Generally, Research Services may include, but are not limited to, such matters as research, analytical and quotation services, data, information and other services products and materials which assist the investment adviser in the performance of its investment responsibilities. More specifically, Research Services may include general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services.  Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer.  Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained.  The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.  The investment adviser may also receive brokerage and Research Services from underwriters and dealers in fixed-price offerings.

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SAI dated ______, 2014

Research Services provided by (and produced by) broker-dealers that execute portfolio transactions or from affiliates of executing broker-dealers are referred to as “Proprietary Research.” The investment adviser may and does consider the receipt of Proprietary Research Services as a factor in selecting broker dealers to execute client portfolio transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution.  The investment adviser also may consider the receipt of Research Services under so called “client commission arrangements” or “commission sharing arrangements” (both referred to as “CCAs”) as a factor in selecting broker dealers to execute transactions, provided it does not compromise the investment adviser’s obligation to seek best overall execution. Under a CCA arrangement, the investment adviser may cause client accounts to effect transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions paid on those transactions to a pool of commission credits that are paid to other firms that provide Research Services to the investment adviser. Under a CCA, the broker-dealer that provides the Research Services need not execute the trade.  Participating in CCAs may enable the investment adviser to consolidate payments for research using accumulated client commission credits from transactions executed through a particular broker-dealer to periodically pay for Research Services obtained from and provided by other firms, including other broker-dealers that supply Research Services. The investment adviser believes that CCAs offer the potential to optimize the execution of trades and the acquisition of a variety of high quality Research Services that the investment adviser might not be provided access to absent CCAs.  The investment adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e).

The investment companies sponsored by the investment adviser or its affiliates also may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other investment companies, which information is used by the members of the Board of such companies to fulfill their responsibility to oversee the quality of the services provided to various entities, including the investment adviser, to such companies.  Such companies may also pay cash for such information.

Securities considered as investments for a Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates.  Whenever decisions are made to buy or sell securities by a Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances.  As a result of such allocations, there may be instances where a Fund will not participate in a transaction that is allocated among other accounts.  If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis.  An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable.  While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to [a or the] Fund from time to time, it is the opinion of the members of the Board that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

OTHER INFORMATION

Control Persons and Principle Holders of Securities.  As of _____________, no persons owned of record or beneficially 5% or more of a Fund.

FINANCIAL STATEMENTS

There are no financial statements for the Funds because as of the date of this SAI, the Funds had not commenced operations.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

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SAI dated ______, 2014

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Asset Coverage

To the extent required by SEC guidelines, if a transaction exposes the Fund to an obligation of another party it will either: (1) enter an offsetting (“covered”) position for the same type of financial asset; or (2) segregate cash or liquid securities on the books of either the custodian or the investment adviser with a value sufficient at all times to cover its potential obligations not covered. Assets used as cover or segregated cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management, the ability to meet redemption requests, or other current obligations.  The types of transactions that may require asset coverage include (but are not limited to) reverse repurchase agreements, repurchase agreements, short sales, securities lending, forward contracts, options, forward commitments, futures contracts, when-issued securities, swap agreements, residual interest bonds, and participation in revolving credit facilities.

Asset-Backed Securities (“ABS”)

ABS are collateralized by pools of automobile loans, educational loans, home equity loans, credit card receivables, equipment or automobile leases, commercial mortgage-backed securities (“MBS”), utilities receivables, secured or unsecured bonds issued by corporate or sovereign obligors, unsecured loans made to a variety of corporate commercial and industrial loan customers of one or more lending banks, or a combination of these bonds and loans. ABS are “pass through” securities, meaning that principal and interest payments made by the borrower on the underlying assets are passed through to the ABS holder. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. ABS are subject to interest rate risk and prepayment risk.   Some ABS may receive prepayments that can change their effective maturities.  Issuers of ABS may have limited ability to enforce the security interest in the underlying assets or may have no security in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. In addition, ABS may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. The value of ABS may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets or the entities providing credit enhancements and the ability of the servicer to service the underlying collateral. The value of ABS representing interests in a pool of utilities receivables may be adversely affected by changes in government regulations. While certain ABS may be insured as to the payment of principal and interest, this insurance does not protect the market value of such obligations or the Fund’s net asset value. The value of an insured security will be affected by the credit standing of its insurer.

Collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”) are types of ABS that are backed solely by a pool of other debt securities.  CDOs and CLOs are typically issued in various classes with varying priorities.  The risks of an investment in a CDO or CLO depend largely on the type of the collateral securities and the class of the CDO or CLO in which the Fund invests.  In addition to interest rate, prepayment, default and other risks of ABS and fixed income securities, in general, CDOs and CLOs are subject to additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CDOs or CLOs that are subordinate to other classes, and the complex structure may produce disputes with the issuer or unexpected investment results.

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32

SAI dated ______, 2014

Auction Rate Securities

Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction.  Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount.  Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain, particularly in the near term, when or whether there will be a revival of investor interest in purchasing securities sold through auctions. In addition, there may be no active secondary markets for many auction rate securities. Moreover, auction rate securities that do trade in a secondary market may trade at a significant discount from the underlying liquidation or principle amount of the securities. Finally, there recently have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities.

Valuations of such securities is highly speculative, however, dividends on auction rate preferred securities issued by a closed-end fund may be reported, generally on Form 1099, as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act.

Average Effective Maturity

Average effective maturity is a weighted average of all the maturities of bonds owned by the Fund. Average effective maturity takes into consideration all mortgage payments, puts and adjustable coupons.  In the event the Fund invests in multiple Portfolios, its average weighted maturity is the sum of its allocable share of the average weighted maturity of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s average weighted maturity by the Fund’s percentage ownership of that Portfolio.

Borrowing for Investment Purposes

Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There is no assurance that a borrowing strategy will be successful. Upon the expiration of the term of the Fund’s existing credit arrangement, the lender may not be willing to extend further credit to the Fund or may be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. Borrowing to increase investments generally will magnify the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowings. Successful use of a borrowing strategy depends on the investment adviser’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender.  The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Parametric ETMFs

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SAI dated ______, 2014

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions).  The Fund typically makes any such borrowings pursuant to an umbrella credit facility to which most of the Eaton Vance funds have access.  The Fund’s ability to borrow under the credit facility is subject to its terms and conditions, which in some cases may limit the Fund’s ability to borrow under the facility.  The credit facility is subject to an annual renewal, which cannot be assured.  If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs.  Borrowings involve additional expense to the Fund.

Build America Bonds

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Enacted in February 2009, the Act authorizes state and local governments to issue taxable bonds on which, assuming certain specified conditions are satisfied, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds); or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal obligations, interest received on Build America Bonds is subject to federal income tax and may be subject to state income tax. Under the terms of the Act, issuers of direct pay Build America Bonds are entitled to receive reimbursement from the U.S. Treasury currently equal to 35% (or 45% in the case of Recovery Zone Economic Development Bonds) of the interest paid. Holders of tax credit Build America Bonds can receive a federal tax credit currently equal to 35% of the coupon interest received. The Fund may invest in “principal only” strips of tax credit Build America Bonds, which entitle the holder to receive par value of such bonds if held to maturity. The Fund does not expect to receive (or pass through to shareholders) tax credits as a result of its investments.  The federal interest subsidy or tax credit continues for the life of the bonds. Build America Bonds are an alternative form of financing to state and local governments whose primary means for accessing the capital markets has been through issuance of tax-free municipal bonds. Build America Bonds can appeal to a broader array of investors than the high income U.S. taxpayers that have traditionally provided the market for municipal bonds. Build America Bonds may provide a lower net cost of funds to issuers. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010.  As a result, the availability of such bonds is limited and the market for the bonds and/or their liquidity may be affected.

Call and Put Features on Obligations

Issuers of obligations may reserve the right to call (redeem) the obligations. If an issuer redeems an obligation with a call right during a time of declining interest rates, the holder of the obligation may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some obligations may have “put” or “demand” features that allow early redemption by the holder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). This “put” or “demand” feature enhances an obligation’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the obligation would be subject to the longer maturity of the obligation, which could experience substantially more volatility.  Obligations with a “put” or “demand” feature are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because they can be retained if interest rates decline.

Cash Equivalents

Cash equivalents include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities.  See “U.S. Government Securities” below. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Parametric ETMFs

34

SAI dated ______, 2014

The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Cash equivalents are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty.  These securities may be subject to federal income, state income and/or other taxes.  Instead of investing in cash equivalents directly, the Fund may invest in an affiliated money market fund (such as Eaton Vance Cash Reserves Fund, LLC, which is managed by Eaton Vance) or unaffiliated money market fund.

Collateralized Mortgage Obligations (“CMOs”)

CMOs are backed by a pool of mortgages or mortgage loans.  The key feature of the CMO structure is the prioritization of the cash flows from the pool of mortgages among the several classes, or tranches, of the CMO, thereby creating a series of obligations with varying rates and maturities.  Senior CMO classes will typically have priority over residual CMOs as to the receipt of principal and or interest payments on the underlying mortgages.  CMOs also issue sequential and parallel pay classes, including planned amortization and target amortization classes, and fixed and floating rate CMO tranches.  CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages.  Payments of principal and interest are passed through to each CMO tranche at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class, concurrently on a proportionate or disproportionate basis.  Sequential pay CMOs generally pay principal to only one class at a time while paying interest to several classes.  CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued as collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding. Floating rate CMO tranches carry interest rates that are tied in a fixed relationship to an index subject to an upper limit, or “cap,” and sometimes to a lower limit, or “floor.” CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. CMBS may have a lower repayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayment of principal.  The risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payment, and the ability of a property to attract and retain tenants. CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Parametric ETMFs

35

SAI dated ______, 2014

Commodity-Related Investments

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodities investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. To the extent commodity-related investments are held through the Subsidiary, the Subsidiary is not subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of the Cayman Islands, a foreign jurisdiction, and can be affected by developments in that jurisdiction.

Certain commodities are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks and result in greater volatility than investments in traditional securities.  The commodities that underlie commodity futures contracts and commodity swaps may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Common Stocks

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.

Parametric ETMFs

36

SAI dated ______, 2014

Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Convertible Securities

A convertible security is a bond, debenture, note, preferred security, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer.   A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred securities until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. A convertible security ranks senior to common stock in a corporation’s capital structure but is usually subordinated to comparable nonconvertible securities.  Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.  With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the securities are issued, which may increase the effects of currency risk.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the securities to be redeemed by the issuer at a premium over the stated principal amount of the debt securities under certain circumstances.

Parametric ETMFs

37

SAI dated ______, 2014

Certain convertible securities may include loss absorption characteristics that make the securities more equity-like.  This is particularly true in the financial services sector.  While loss absorption language is relatively rare in the convertible securities markets today, it may become more prevalent.  One convertible security with loss absorption characteristics is the contingent convertible security (sometimes referred to as a “CoCo”).  These securities provide for mandatory conversion into common stock of the issuer under certain circumstances.  The mandatory conversion might be automatically triggered for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support.  Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy.  In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date.  In another version of a security with loss absorption characteristics, the liquidation value of the security may be adjusted downward to below the original par value under certain circumstances similar to those that would trigger a CoCo.  The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company.  In certain versions of the instruments, the notes will write down to zero under certain circumstances and investors could lose everything, even as the issuer remains in business.

Parametric ETMFs

38

SAI dated ______, 2014

Synthetic convertible securities may include either cash-settled convertibles or manufactured convertibles.  Cash-settled convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a cash-settled convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured convertibles are created by the investment adviser or another party by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed-income (“fixed-income component”) or a right to acquire equity securities (“convertibility component”). The fixed-income component is achieved by investing in nonconvertible fixed-income securities, such as nonconvertible bonds, preferred securities and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index. A manufactured convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security that has a unitary market value, a manufactured convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a manufactured convertible is the sum of the values of its fixed-income component and its convertibility component. More flexibility is possible in the creation of a manufactured convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the investment adviser may combine a fixed-income instrument and an equity feature with respect to the stock of the issuer of the fixed-income instrument to create a synthetic convertible security otherwise unavailable in the market. The investment adviser may also combine a fixed-income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the investment adviser believes such a manufactured convertible would better promote the Fund’s objective than alternative investments. For example, the investment adviser may combine an equity feature with respect to an issuer’s stock with a fixed-income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a manufactured convertible with a higher credit profile than a traditional convertible security issued by that issuer. A manufactured convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a manufactured convertible. For example, the Fund may purchase a warrant for eventual inclusion in a manufactured convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.  The value of a manufactured convertible may respond to certain market fluctuations differently from a traditional convertible security with similar characteristics. For example, in the event the Fund created a manufactured convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the manufactured convertible would be expected to outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed-income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Parametric ETMFs

39

SAI dated ______, 2014

Credit Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available.  Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Derivative Instruments and Related Risks

Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument.  Derivative instruments may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments described herein and other instruments with substantially similar characteristics and risks.  Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events (referred to as “reference instruments”).  Fund obligations created pursuant to derivative instruments may be subject to the requirements described under “Asset Coverage” herein.

Derivative instruments are subject to a number of risks, including adverse or unexpected movements in the price of the reference instrument, and counterparty, liquidity, tax, correlation and leverage risks.  Use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used. Success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset.  Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the reference instrument and the Fund’s assets.  To the extent that a derivative instrument is intended to hedge against an event that does not occur, the Fund may realize losses.

OTC derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments.   Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.  There can be no assurance that the use of derivative instruments will benefit the Fund.

Parametric ETMFs

40

SAI dated ______, 2014

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. At the time of making a direct investment, the Fund will enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. These agreements may, in appropriate circumstances, provide the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the investment in the enterprise. Such a representative would be expected to monitor the investment and protect the Fund’s rights in the investment and would not be appointed for the purpose of exercising management or control of the enterprise.

Diversified Status

With respect to 75% of its total assets, an investment company that is registered with the SEC as a “diversified” fund: (1) may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities of other investment companies); and (2) may not own more than 10% of the outstanding voting securities of any one issuer.

Dividend Capture Trading

In a dividend capture trade, the Fund sells a stock that has gone ex-dividend to purchase another stock paying a dividend before the next dividend of the stock being sold.  The use of a dividend capture trading strategy exposes the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Duration

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.  The duration of a Fund that invests in multiple Portfolios is the sum of its allocable share of the duration of each of the Portfolios in which it invests, which is determined by multiplying the Portfolio’s duration by the Fund’s percentage ownership of that Portfolio.

Emerging Market Investments

The risks described under “Foreign Investments” herein generally are heightened in connection with investments in emerging markets.  Also, investments in securities of issuers domiciled in countries with emerging capital markets may involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit investment opportunities, such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. Trading practices in emerging markets also may be less developed, resulting in inefficiencies relative to trading in more developed markets, which may result in increased transaction costs.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in emerging market countries.  There can be no assurance that repatriation of income, gain or initial capital from these countries will occur.  In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Parametric ETMFs

41

SAI dated ______, 2014

Political and economic structures in emerging market countries may undergo significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the entire value of an investment in the affected market could be lost. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in developed markets.

 Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Certain emerging market securities may be held by a limited number of persons. This may adversely affect the timing and pricing of the acquisition or disposal of securities.  The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions in particular securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because brokers and counterparties in such markets may be less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets.  As an alternative to investing directly in emerging markets, exposure may be obtained through derivative investments.

Equity Investments

Equity investments include common and preferred stocks (see “Preferred Securities”); depositary receipts; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred securities and other convertible debt instruments; and rights and warrants.

Equity Linked Securities

See also “Derivative Instruments and Related Risks” herein.  Equity linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of securities, or sometimes a single stock.  These securities are used for many of the same purposes as derivative instruments and share many of the same risks.  Equity linked securities may be considered illiquid and thus subject to the Fund’s restrictions on investments in illiquid securities.

Parametric ETMFs

42

SAI dated ______, 2014

Events Regarding FNMA and FHLMC

The value of FNMA and FHLMC securities fell sharply in 2008 due to concerns that these agencies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury Department was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury Department announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In connection with the conservatorship, the U.S. Treasury Department entered into Senior Preferred Stock Purchase Agreements (“PSPAs”) under which, if the FHFA determines that the liabilities of FNMA and FHLMC have exceeded their assets under generally accepted accounting principles, the U.S. Treasury Department will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the MBS issued by FNMA and FHLMC. On February 18, 2009, the U.S. Treasury Department announced that it was doubling the size of its commitment to each of FNMA and FHLMC under the Senior Preferred Stock Program to $200 billion.  The U.S. Treasury Department’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per entity.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.  The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA and FHLMC’s ability to meet its obligations.  FHFA has indicated that the conservatorship of each entity will end when the director of FHFA determines that FHFA’s plan to restore the entity to a safe and solvent condition has been completed.  No assurance can be given that the U.S. Treasury Department initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

Exchange-Traded Funds (“ETFs”)

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.   The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility.  Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.  Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

Exchange-Traded Notes (“ETNs”)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

Parametric ETMFs

43

SAI dated ______, 2014

ETNs are subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.

An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.

The market value of ETN shares may differ from that of their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

Fixed-Income Securities

Fixed-income securities are used by issuers to borrow money. Fixed-income securities include bonds, preferred, preference and convertible securities, notes, debentures, asset-backed securities (including those backed by mortgages), loan participations and assignments, equipment lease certificates, equipment trust certificates and conditional sales contracts. Generally, issuers of fixed-income securities pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity.  Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values, and values accumulate over time to face value at maturity.  The market prices of fixed-income securities fluctuate depending on such factors as interest rates, credit quality and maturity.  In general, market prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Fixed-income securities are subject to risk factors such as sensitivity to interest rate and real or perceived changes in economic conditions, payment expectations, liquidity and valuation.  Fixed-income securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Fixed-income securities bear the risk of principal and interest default by the issuer, which will be greater with higher yielding, lower grade securities. During an economic downturn, the ability of issuers to service their debt may be impaired.  The rating assigned to a fixed-income security by a rating agency does not reflect assessment of the volatility of the security’s market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer’s historical financial condition and a rating agency’s investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. If relevant to the Fund(s) in this SAI, corporate bond ratings are described in an appendix to the SAI (see the table of contents).  While typically paying a fixed rate of income, preferred securities may be considered to be equity securities for purposes of the Fund’s investment restrictions.

Foreign Currency Transactions

As measured in U.S. dollars, the value of assets denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions (see “Forward Foreign Currency Exchange Contracts,” “Option Contracts,” “Futures Contracts” and “Swap Agreements – Currency Swaps” herein).  Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits.

Parametric ETMFs

44

SAI dated ______, 2014

Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, because foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements and regulatory measures comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation or confiscatory taxation, currency blockage, political or social instability, or diplomatic developments, which could affect investments in those countries. Any of these actions could adversely affect securities prices, impair the Fund’s ability to purchase or sell foreign securities, or transfer the Fund’s assets or income back to the United States, or otherwise adversely affect Fund operations.  In the event of nationalization, expropriation or confiscation, the Fund could lose its entire investment in that country.

Other potential foreign market risks include exchange controls, difficulties in valuing securities, defaults on foreign government securities, and difficulties of enforcing favorable legal judgments in foreign courts.  Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, reinvestment of capital, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Certain economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.  Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States.  Foreign countries may not have the infrastructure or resources to respond to natural and other disasters that interfere with economic activities, which may adversely affect issuers located in such countries.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Payment for securities before delivery may be required and in some countries delayed settlements are customary, which increases the Fund’s risk of loss. The Fund generally holds its foreign securities and related cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security or any of their agents goes bankrupt.  Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains.

In addition, it is often more expensive to buy, sell and hold securities in certain foreign markets than in the United States. Foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable.  The fees paid to foreign banks and securities depositories generally are higher than those charged by U.S. banks and depositories.  The increased expense of investing in foreign markets reduces the amount earned on investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.

Depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts “GDRs”)) are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on foreign markets, exchange risk.  Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are established without the participation of the issuer. As a result, available information concerning the issuer of an unsponsored depository receipt may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer. Unsponsored depositary receipts may involve higher expenses, may not pass through voting or other shareholder rights and they may be less liquid.

Parametric ETMFs

45

SAI dated ______, 2014

Unless otherwise provided in the Prospectus, in determining the domicile of an issuer, the investment adviser may consider the domicile determination of the Fund’s benchmark index or a leading provider of global indexes and may take into account such factors as where the company’s securities are listed, and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Forward Foreign Currency Exchange Contracts

See also “Derivative Instruments and Related Risks” herein.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect against an adverse change in the relationship between currencies or to increase exposure to a particular foreign currency. Cross-hedging may be done by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of instruments denominated in a different currency (or the basket of currencies and the underlying currency). Use of a different foreign currency (for hedging or non-hedging purposes) magnifies exposure to foreign currency exchange rate fluctuations. Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. The precise matching of the forward contract amounts and the value of the instruments denominated in the corresponding currencies will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes.

When a currency is difficult to hedge or to hedge against the U.S. dollar, the Fund may enter into a forward contract to sell a currency whose changes in value are generally considered to be linked to such currency. Currency transactions can result in losses if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the hedge is in place. If the Fund purchases a bond denominated in a foreign currency with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar.

Some of the forward foreign currency exchange contracts may be classified as non-deliverable forwards (“NDFs”). NDFs are cash-settled, forward contracts that may be thinly traded. NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars, but may be settled in other currencies. They are often used to gain exposure to or hedge exposure to foreign currencies that are not internationally traded.  NDFs may also be used to gain or hedge exposure to gold.

Forward Rate Agreements

See also “Derivative Instruments and Related Risks” herein.  Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.  These instruments are traded in the OTC market.

Fund Investing in a Portfolio

The Board may discontinue the Fund’s investment in one or more Portfolios if it determines that it is in the best interest of the Fund and its shareholders to do so. In such an event, the Board would consider what action might be taken, including investing Fund assets in another pooled investment entity or retaining an investment adviser to manage Fund assets in accordance with its investment objective(s). The Fund’s investment performance and expense ratio may be affected if its investment structure is changed or if another Portfolio investor withdraws all or a portion of its investment in the Portfolio.

Parametric ETMFs

46

SAI dated ______, 2014

Futures Contracts

See also “Derivative Instruments and Related Risks” herein.  Futures contracts are standardized contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of the underlying reference instrument at a specified future date at a specified price.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the underlying asset.  Upon purchasing or selling a futures contract, a purchaser or seller is required to deposit collateral (initial margin).  Each day thereafter until the futures position is closed, the purchaser or seller will pay additional margin (variation margin) representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.  A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies. It is expected that other futures contracts will be developed and traded in the future.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Futures contracts are traded on exchanges or boards of trade that are licensed by the CFTC and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange or board.

Although some futures contracts call for making or taking delivery of the underlying reference instrument, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.

Global Natural Resources Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in global natural resources companies.
Health Sciences Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in health sciences companies.
High Yield Securities

High yield securities (commonly referred to as “junk bonds”) are considered to be of below investment grade quality and generally provide greater income potential and/or increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk.  High yield securities may be subject to higher risk and include certain corporate debt obligations, higher yielding preferred securities and mortgage-related securities, and securities convertible into the foregoing.  They are regarded as predominantly speculative with respect to the entity’s continuing ability to meet principal and interest payments.  Also, their yields and market values may fluctuate more than higher rated securities.  Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund’s net asset value.  The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower rated and unrated securities to be less creditworthy. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument is a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Parametric ETMFs

47

SAI dated ______, 2014

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the Fund may not be successful.  Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return and creating exposure to a particular market or segment of that market. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.  Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Securities

Illiquid securities include securities legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the 1933 Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Even if determined to be liquid, Rule 144A securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing such securities.

Parametric ETMFs

48

SAI dated ______, 2014

It may be difficult to sell illiquid securities at a price representing fair value until such time as the securities may be sold publicly. It also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.  Where registration is required, a considerable period of time may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may incur additional expense when disposing of illiquid securities, including all or a portion of the cost to register the securities.  The Fund also may acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions. Such restrictions might prevent the sale of such securities at a time when such sale would otherwise be desirable.

At times, a portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held.  It may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Indexed Securities

See also “Derivative Instruments and Related Risks” herein.  Indexed securities are securities that fluctuate in value with an index. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators (“reference prices”). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Indexed securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), leveraged floating rate securities (“super floaters”), leveraged inverse floating rate securities (“inverse floaters”), dual index floaters, range floaters, index amortizing notes and various currency indexed notes.  Indexed securities may be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities.

Inflation-Indexed (or Inflation-Linked) Bonds

Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.  The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of inflation.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore, the principal amount of such bonds cannot be reduced below par even during a period of deflation.  However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields.  In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.  The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal.  Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

Parametric ETMFs

49

SAI dated ______, 2014

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Investments in the Subsidiary

The Subsidiary will be organized under the laws of the Cayman Islands, and will be overseen by a sole director affiliated with Eaton Vance. The Fund will be the sole shareholder of the Subsidiary, and it is not expected that shares of the Subsidiary will be sold or offered to other investors. The Subsidiary expects to invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, backed by a portfolio of inflation-indexed securities and other fixed-income securities and is also permitted to invest in any other investments permitted by the Fund. To the extent that the Fund invests in the Subsidiary, the Fund will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this SAI.

While the Subsidiary may be operated similarly to the Fund, it is not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and this SAI and could negatively affect the Fund and its shareholders.

Junior Loans

Due to their lower place in the borrower’s capital structure and possible unsecured status, certain loans (“Junior Loans”) involve a higher degree of overall risk than Senior Loans (described below) of the same borrower.  Junior Loans may be direct loans or purchased either in the form of an assignment or a loan participation.  Junior Loans are subject to the same general risks inherent in any loan investment (see “Loans” below). Junior Loans include secured and unsecured subordinated loans, as well as second lien loans and subordinated bridge loans. A second lien loan is generally second in line in terms of repayment priority and may have a claim on the same collateral pool as the first lien, or it may be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Bridge loans or bridge facilities are short-term loan arrangements (e.g., 12 to 18 months) typically made by a borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding and may be converted into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Bridge loans are generally made with the expectation that the borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A borrower with an outstanding bridge loan may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness. From time to time, the Fund may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, the Fund receives a fee.

For additional disclosure relating to investing in loans (including Junior Loans), see “Loans” below.
Liquidity or Protective Put Agreements

See also “Derivative Instruments and Related Risks” herein.  The Fund may enter into a separate agreement with the seller of an instrument or some other person granting the Fund the right to put the instrument to the seller thereof or the other person at an agreed upon price.  Interest income generated by certain municipal bonds with put or demand features may be taxable.

Parametric ETMFs

50

SAI dated ______, 2014

Loan Facility

Senior Debt Portfolio may employ borrowings and leverage as described in the Prospectus. The Portfolio has entered into a commercial paper program and liquidity facility subject to the terms of an Order of the SEC (Release No. 26320) granting an exemption from Section 18(f)(1) of the 1940 Act. The program, administered by Citicorp North America, Inc., is with certain conduit lenders who issue commercial paper, in an amount up to $2.315 million through which the Portfolio employs leverage pursuant to its investment guidelines and subject to the risks described in the Prospectus. Under the terms of the program, the Portfolio pays an annual fee equal to 0.80% on its outstanding borrowings for the administration of the program and an annual fee of either 0.15% or 0.25% on the total commitment amount depending on the amount of outstanding borrowings, as well as interest on advances under the program.

Loans

Loans may be primary, direct investments or investments in loan assignments or participation interests.  A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor.  However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor.  Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. The Fund typically will have a contractual relationship only with the financial institution that issued the participation interest. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the financial institution and only upon receipt by such entity of such payments from the borrower. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund may assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the entity issuing a participation interest, the Fund may be treated as a general creditor of such entity.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”).  In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to pursue appropriate remedies against the borrower.

Loan investments may be made at par or at a discount or premium to par.  The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind.  In connection with transactions in loans, the Fund may be subject to facility or other fees.  Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated.  During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Parametric ETMFs

51

SAI dated ______, 2014

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower.  In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights under such documents.  Investing in loans involves the risk of default by the borrower or other party obligated to repay the loan.  In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower.  Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment.  This risk is mitigated for floating-rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate.  The base lending rate usually is the London Interbank Offered Rate (“LIBOR”), the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar-denominated deposits.

The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the investment adviser may deem appropriate to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment.  The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans.  In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to settle the loan or may acquire an equity interest in the borrower.  Representatives of the Fund also may join creditor or similar committees relating to loans.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans, making them illiquid. As described below, a secondary market exists for many Senior Loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

From time to time the investment adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

For additional disclosures relating to Junior and Senior Loans, see “Junior Loans” and “Senior Loans” herein.

Parametric ETMFs

52

SAI dated ______, 2014

Master Limited Partnerships (“MLPs”)

MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Mortgage-Backed Securities (“MBS”)

MBS are “pass through” securities, meaning that a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the holder.  MBS may include conventional mortgage pass through securities, participation interests in pools of adjustable and fixed rate mortgage loans, stripped mortgage-backed securities (described herein), floating rate mortgage-backed securities and certain classes of multiple class CMOs. MBS pay principal to the holder over their term, which differs from other forms of debt securities that normally provide for principal payment at maturity or specified call dates. MBS are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines.  In addition, investments in MBS involve certain specific risks, including the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.  Certain MBS may be purchased on a when-issued basis subject to certain limitations and requirements.

There are currently three types of MBS: (1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”); (2) those issued by private issuers that represent an interest in or are collateralized by pass through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass through securities without a government guarantee but that usually have some form of private credit enhancement.  Privately issued MBS are structured similar to GNMA, FNMA and FHLMC MBS, and are issued by originators or and investors in mortgage loans, including depositary institutions mortgage banks and special purpose subsidiaries of the foregoing.

GNMA Certificates and FNMA Mortgage-Backed Certificates are MBS representing part ownership of a pool of mortgage loans. GNMA loans (issued by lenders such as mortgage bankers, commercial banks and savings and loan associations) are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A pool of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once such pool is approved by GNMA, the timely payment of interest and principal on the Certificates issued representing such pool is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  FNMA, a federally chartered corporation owned entirely by private stockholders, purchases both conventional and federally insured or guaranteed residential mortgages from various entities, including savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers, and packages pools of such mortgages in the form of pass-through securities generally called FNMA Mortgage-Backed Certificates, which are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government; however, they are supported by the right of FNMA to borrow from the U.S. Treasury Department.

 FHLMC, a corporate instrumentality of the U.S. Government created by Congress for the purposes of increasing the availability of mortgage credit for residential housing, issues participation certificates (“PCs”) representing undivided interest in FHLMC’S mortgage portfolio. While FHLMC guarantees the timely payment of interest and ultimate collection of the principal of its PCs, its PCs are not backed by the full faith and credit of the U.S. Government. FHLMC PCs differ from GNMA Certificates in that the mortgages underlying the PCs are monthly “conventional” mortgages rather than mortgages insured or guaranteed by a federal agency or instrumentality. However, in several other respects, such as the monthly pass-through of interest and principal (including unscheduled prepayments) and the unpredictability of future unscheduled prepayments on the underlying mortgage pools, FHLMC PCs are similar to GNMA Certificates.  See also “Events Regarding FNMA and FHLMC” herein.

Parametric ETMFs

53

SAI dated ______, 2014

While it is not possible to accurately predict the life of a particular issue of MBS, the actual life of any such security is likely to be substantially less than the final maturities of the mortgage loans underlying the security. This is because unscheduled early prepayments of principal on MBS will result from the prepayment, refinancings or foreclosure of the underlying mortgage loans in the mortgage pool. Prepayments of MBS may not be able to be reinvested at the same interest rate.  Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, MBS is less effective than other types of obligations as a means of “locking-in” attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of MBS may have a comparable risk of decline in market value during periods of rising interest rates. If MBS is purchased at a premium above its par value, a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment. If MBS has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current returns and will accelerate the recognition of income, which, when distributed to Fund shareholders, will be taxable as ordinary income.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund sells MBS for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) MBS on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the MBS.  The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sales. Cash proceeds may be invested in instruments that are permissible investments for the Fund.  The use of mortgage dollar rolls is a speculative technique involving leverage.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash position or permissible liquid assets earmarked or in a segregated account to secure the obligation for the forward commitment to buy MBS, or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. The Fund will enter into only covered rolls. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund’s borrowings and other senior securities.

Municipal Lease Obligations (“MLOs”)

MLOs are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) that is issued by state or local governments to acquire equipment and facilities. Interest income from MLOs is generally exempt from local and state taxes in the state of issuance.  MLOs, like other municipal debt obligations, are subject to the risk of non-payment. Although MLOs do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Participations in municipal leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease.

Parametric ETMFs

54

SAI dated ______, 2014

MLOs and participations therein represent a type of financing that may not have the depth of marketability associated with more conventional securities and, as such, they may be less liquid than conventional securities.  Certain MLOs may be deemed illiquid for the purpose of the Fund’s limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Board, to be liquid securities. The investment adviser will consider an MLO to be liquid if it is rated investment grade (being an MLO rated BBB or Baa or higher) by a nationally recognized statistical ratings organization or is insured by an insurer rated investment grade.  If an MLO or participation does not meet the foregoing criteria, then the investment adviser will consider the MLO to be illiquid unless it conducts an analysis of relevant factors and concludes that the MLO is liquid.  In conducting such an analysis, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of non-appropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) an assessment of the likelihood that the lease may or may not be cancelled; and (8) other factors and information unique to the obligation in determining its liquidity.

The ability of issuers of MLOs to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income from and value of the obligation. Issuers of MLOs might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of MLOs could experience delays and limitations with respect to the collection of principal and interest on such MLOs and may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in lease payments, the Fund might take possession of and manage the assets securing the issuer’s obligations on such securities or otherwise incur costs to protect its rights, which may increase the Fund’s operating expenses and adversely affect the net asset value of the Fund. When the lease contains a non-appropriation clause, however, the failure to pay would not be a default and the Fund would not have the right to take possession of the assets. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Municipal Obligations

Municipal obligations include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities.  Certain types of bonds are issued by or on behalf of public authorities to finance various privately owned or operated facilities, including certain facilities for the local furnishing of electric energy or gas, sewage facilities, solid waste disposal facilities and other specialized facilities. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Some bonds may pay interest at a variable or floating rate.  Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.  Municipal obligations also include trust certificates representing interests in municipal securities held by a trustee. The trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities.

Parametric ETMFs

55

SAI dated ______, 2014

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax (“AMT”): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986, which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item that could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many lower rated bonds provide additional security in the form of a debt service reserve fund that may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.  Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity that owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.  The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.  Investing in revenue bonds may involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels.   A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

Parametric ETMFs

56

SAI dated ______, 2014

Education-related bonds are comprised of two types: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or changes in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Industrial development bonds are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds.

Parametric ETMFs

57

SAI dated ______, 2014

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status.  There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any real estate, facilities or other assets so acquired; and (iii) taking such other actions as the adviser (including, but not limited to, payment of operating or similar expenses of the underlying project) may deem appropriate to reduce the likelihood or severity of loss on the fund’s investment.  The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

Historically, municipal bankruptcies have been rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcy are unclear. Further, the application of state law to municipal obligation issuers could produce varying results among the states or among municipal obligation issuers within a state. These uncertainties could have a significant impact on the prices of the municipal obligations in which the Fund invests.  There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector.  Developments such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation can affect municipal obligations in the same sector.  As the similarity in issuers of municipal obligations held by the Fund increases, the potential for fluctuations in the Fund’s share price also may increase.

The secondary market for some municipal obligations issued within a state (including issues that are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations.  No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Municipal obligations that are rated below investment grade but that, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. Defaulted obligations are denoted in the “Portfolio of Investments” in the “Financial Statements” included in the Fund’s reports to shareholders.

The yields on municipal obligations depend on a variety of factors, including purposes of the issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

Parametric ETMFs

58

SAI dated ______, 2014

Option Contracts

See also “Derivative Instruments and Related Risks” herein.  An option contract is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the reference instrument (or the cash) upon payment of the exercise price or to pay the exercise price upon delivery of the reference instrument (or the cash). Upon exercise of an index option, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. Options may be “covered,” meaning that the party required to deliver the reference instrument if the option is exercised owns that instrument (or has set aside sufficient assets to meet its obligation to deliver the instrument).  Options may be listed on an exchange or traded in the OTC market.  In general, exchange-traded options have standardized exercise prices and expiration dates and may require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to counterparty risk. OTC options also involve greater liquidity risk.  The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid.  Derivatives on economic indicators generally are offered in an auction format and are booked and settled as OTC options.  Options on futures contracts are discussed herein under “Futures Contracts.”

If a written option expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If a purchased option expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, reference instrument, exercise price, and expiration). A capital gain will be realized from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a capital loss will be realized. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, the current market price of the reference instrument in relation to the exercise price of the option, the volatility of the reference instrument, and the time remaining until the expiration date.  There can be no assurance that a closing purchase or sale transaction can be consummated when desired.

Straddles are a combination of a call and a put written on the same reference instrument. A straddle is deemed to be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The same liquid assets may be used to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  The Fund may also buy and write call options on the same reference instrument to cover its obligations.  Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open or close.  In an equity collar, the Fund simultaneously writes a call option and purchases a put option on the same instrument.

To the extent that the Fund writes a call option on an instrument it holds and intends to use such instrument as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the instrument above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the value of the reference instrument decline. If the Fund were unable to close out such a call option, it would not be able to sell the instrument unless the option expired without exercise.  Uncovered calls have speculative characteristics and are riskier than covered calls because there is no instrument or cover held by the Fund that can act as a partial hedge.

Parametric ETMFs

59

SAI dated ______, 2014

The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose the premium it paid for the option.  Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.

Option Strategy	To the extent described in the Prospectus, the Fund may utilize the Option Strategy.
Pooled Investment Vehicles

The Fund may invest in pooled investment vehicles including other open-end or closed-end investment companies affiliated or unaffiliated with the investment adviser, exchange-traded funds (described herein) and other collective investment pools in accordance with the requirements of the 1940 Act. Closed-end investment company securities are usually traded on an exchange.  The demand for a closed-end fund’s securities is independent of the demand for the underlying portfolio assets, and accordingly, such securities can trade at a discount from, or a premium over, their net asset value.  The Fund generally will indirectly bear its proportionate share of any management fees paid by a pooled investment vehicle in which it invests in addition to the investment advisory fee paid by the Fund.

Portfolio Turnover

A change in the securities held by the Fund is known as “portfolio turnover” and generally involves expense to the Fund, including brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income to taxable shareholders.  The Fund’s portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities − excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the investment adviser considers a change in the Fund's portfolio holdings.  The portfolio turnover rate(s) of the Fund for recent fiscal periods is included in the Financial Highlights in the Prospectus.

Preferred Securities

Preferred securities represent an equity ownership interest in the issuing corporation that has a higher claim on the assets and earnings than common stock. Preferred securities generally have a dividend that must be paid out before dividends to common stockholders and the shares usually do not have voting rights.  Preferred securities involve credit risk, which is the risk that a preferred security will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status.  Preferred securities may be convertible to common stock in some cases.  While a part of an issuer’s equity structure, preferred securities may be deemed to be fixed-income securities for purposes of the Fund’s investment restrictions.

Real Estate Investment Trusts (“REITs”)

Securities of companies in the real estate industry, such as REITs, are sensitive to factors, such as changes in: real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have a magnified effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates. By investing in REITs, the Fund indirectly will bear REIT expenses in addition to its own expenses.

Repurchase Agreements

Repurchase agreements involve the purchase of a security coupled with an agreement to resell at a specified date and price.  In the event of the bankruptcy of the counterparty to a repurchase agreement, recovery of cash may be delayed. To the extent that, in the meantime, the value of the purchased securities may have decreased, a loss could result. Repurchase agreements that mature in more than seven days will be treated as illiquid. Unless the Prospectus states otherwise, the terms of a repurchase agreement will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Parametric ETMFs

60

SAI dated ______, 2014

Residual Interest Bonds

The Fund may invest in residual interest bonds in a trust that holds municipal securities. The interest rate payable on a residual interest bond bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such residual interest bond, upon the termination of the trust issuing the residual interest bond, the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund may enter into a reverse repurchase agreement for various purposes, including, but not limited to, when it is able to invest the cash acquired at a rate higher than the cost of the agreement or as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.  In a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the value of the Fund.  Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage.  Such agreements will be treated as subject to investment restrictions regarding “borrowings.” If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Parametric ETMFs

61

SAI dated ______, 2014

Rights and Warrants

See also “Derivative Instruments and Related Risks” herein.  A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless.  (Canadian special warrants issued in private placements prior to a public offering are not considered warrants.)

Royalty Bonds	To the extent described in the Prospectus, the Fund may invest in royalty bonds.
Securities Lending

The Fund may lend its portfolio securities to major banks, broker-dealers and other financial institutions in compliance with the 1940 Act. No lending may be made with any companies affiliated with the investment adviser.  These loans earn income and are collateralized by cash, securities or letters of credit.  The Fund may realize a loss if it is not able to invest cash collateral at rates higher than the costs to enter into the loan.  When the loan is closed, the lender is obligated to return the collateral to the borrower.  The lender could suffer a loss if the value of the collateral is below the market value of the borrowed securities or if the borrower defaults on the loan.  The lender may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The investment adviser may instruct the securities lending agent to terminate loans and recall securities with voting rights so that the securities may be voted in accordance with the Fund’s proxy voting policy and procedures if deemed appropriate to do so.  See “Taxes” for information on the tax treatment of payments in lieu of dividends received pursuant to securities lending arrangements.

Cash collateral received by the Fund in respect of loaned securities is invested in Eaton Vance Cash Collateral Fund, LLC (“Cash Collateral Fund”), a privately offered investment company holding high quality, U.S. dollar-denominated money market instruments.  The investment objective of Cash Collateral Fund is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. Although not a registered money market mutual fund, Cash Collateral Fund conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. There can be no assurance that Cash Collateral Fund will be able to maintain a stable net asset value and the Fund could experience a loss of its invested collateral.  Cash Collateral Fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. Government securities and prime commercial paper. When appropriate, Cash Collateral Fund may also invest in other high-grade, short-term obligations, including certificates of deposit, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches. Cash Collateral Fund may purchase securities on a when-issued basis and for future delivery by means of “forward commitments.” Cash Collateral Fund may enter into repurchase agreements. Cash Collateral Fund may invest without limit in U.S. dollar-denominated obligations of foreign issuers, including foreign banks. Cash Collateral Fund does not limit the amount of its assets that can be invested in one type of instrument or in any foreign country. Information about the portfolio holdings of Cash Collateral Fund is available on request.  As compensation for its services as manager, Eaton Vance is paid a fee at a rate of 0.08% annually of the average daily net assets of Cash Collateral Fund. Eaton Vance pays all of Cash Collateral Fund’s custody, audit and other ordinary operating expenses, excluding extraordinary, non-recurring items such as expenses incurred in connection with litigation, proceedings, claims and reorganization expenses. Payments to Eaton Vance for managing Cash Collateral Fund are in addition to the investment advisory fee paid by the Fund.

Parametric ETMFs

62

SAI dated ______, 2014

Securities with Equity and Debt Characteristics

Securities may have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer. The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  If these securities are ranked at the bottom of an issuer’s debt capital structure, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

Senior Loans

Senior Loans are loans that are senior in repayment priority to other debt of the borrower.  Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates.  Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral.  A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.  Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan.  Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration.  In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund. Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower.  The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower.  It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

Parametric ETMFs

63

SAI dated ______, 2014

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent.  A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons, similar risks may arise.

Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative.  The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation.  In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities.  In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities.

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

For Floating Rate Portfolio, Senior Portfolio and VT Floating-Rate Income Fund only: The Fund will acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.

For additional disclosure relating to investing in loans (including Senior Loans), see “Loans” above.

Parametric ETMFs

64

SAI dated ______, 2014

Short Sales

Short sales are transactions in which a party sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the party must borrow the security to make delivery to the buyer. When the party is required to return the borrowed security, it typically will purchase the security in the open market. The price at such time may be more or less than the price at which the party sold the security. Until the security is replaced, the party is required to repay the lender any dividends or interest, which accrues during the period of the loan. To borrow the security, it also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Transaction costs are incurred in effecting short sales. A short seller will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. A gain will be realized if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the short seller may be required to pay, if any, in connection with a short sale. Short sales may be “against the box” or uncovered.  In a short sale “against the box,” at the time of the sale, the short seller owns or has the immediate and unconditional right to acquire the identical security at no additional cost.  In an uncovered short sale, the short seller does not own the underlying security and, as such, losses from uncovered short sales may be significant.  The Fund may sell short securities representing an index or basket of securities whose constituents the Fund holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Fund.  Use of short sales is limited by the Fund’s non-fundamental restriction relating thereto.

Short-Term Trading

Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Smaller Companies

The investment risk associated with smaller companies is higher than that normally associated with larger, more established companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger companies. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, stocks of smaller companies are often more volatile than those of larger companies, which are often traded on a national securities exchange.

Stripped Mortgage-Backed Securities (“SMBS”)

SMBS are multiclass mortgage securities. SMBS commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving most of the interest from the mortgages, while the other class will receive most of the principal. In the most extreme case, the interest only class receives all of the interest while the principal only class receives the entire principal. The yield to maturity on an interest only class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the initial investment in these securities may not be recouped. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgages are generally higher than prevailing market yields on other MBS because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

Parametric ETMFs

65

SAI dated ______, 2014

Structured Notes

See also “Derivative Instruments and Related Risks” herein.  Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Structured notes and indexed securities may entail a greater degree of market risk than other types of investments because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Swap Agreements

See also “Derivative Instruments and Related Risks” herein.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).  Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Whether the use of swap agreements will be successful will depend on the investment adviser's ability to predict correctly whether certain types of reference instruments are likely to produce greater returns than other instruments.  Swap agreements may be subject to contractual restrictions on transferability and termination and they may have terms of greater than seven days.  The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund under the swap).  Developments in the swaps market, including government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements, as well as to participate in swap agreements in the future.  If there is a default by the counterparty to a swap, the Fund will have contractual remedies pursuant to the swap agreement, but any recovery may be delayed depending on the circumstances of the default.

The swaps market was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was enacted in 2010 in response to turmoil in the financial markets and other market events. Among other things, the Dodd-Frank Act sets forth a new regulatory framework for certain OTC derivatives, such as swaps, in which the Fund may invest. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or major swap participants, and are, or will be, subject to certain minimum capital and margin requirements and business conduct standards. The statutory requirements of the Dodd-Frank Act are being implemented primarily through rules and regulations adopted by the SEC and/or the CFTC. There is a prescribed phase-in period during which most of the mandated rulemaking and regulations are being implemented, and temporary exemptions from certain rules and regulations have been granted so that current trading practices will not be unduly disrupted during the transition period.

Parametric ETMFs

66

SAI dated ______, 2014

Currently, central clearing is only required for certain market participants trading certain instruments, although central clearing for additional instruments is expected to be implemented by the CFTC until the majority of the swaps market is ultimately subject to central clearing. In addition, uncleared OTC swaps will be subject to regulatory collateral requirements that could adversely affect the Fund’s ability to enter into swaps in the OTC market. These developments could cause the Fund to terminate new or existing swap agreements or to realize amounts to be received under such instruments at an inopportune time. Until the mandated rulemaking and regulations are implemented completely, it will not be possible to determine the complete impact of the Dodd-Frank Act and related regulations on the Fund, and the establishment of a centralized exchange or market for swap transactions may not result in swaps being easier to value or trade. However, it is expected that swap dealers, major market participants, and swap counterparties will experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. The legislation and rules to be promulgated may exert a negative effect on the Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. The swap market could be disrupted or limited as a result of the legislation, and the new requirements may increase the cost of the Fund’s investments and of doing business, which could adversely affect the ability of the Fund to buy or sell OTC derivatives.

Swap agreements include (but are not limited to):

Currency Swaps. Currency swaps involve the exchange of the rights of the parties to make or receive payments in specified currencies. Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance may be adversely affected.

Equity Swaps. An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index, such as the S&P 500. The other party’s payments can be based on a fixed rate, a non-equity variable rate, or even a different equity index. The Fund may enter into equity index swaps on a net basis pursuant to which the future cash flows from two reference instruments are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two.

Credit Default Swaps.  Under a credit default swap agreement, the protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract, provided that no credit event, such as a default, on a reference instrument has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the reference instrument in exchange for an equal face amount of the reference instrument described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.  The determination of a credit event under the swap agreement will depend on the terms of the agreement and may rely on the decision of persons that are not a party to the agreement.  The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund).

Inflation Swaps.  Inflation swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments or an exchange of floating rate payments based on two different reference indices. By design, one of the reference indices is an inflation index, such as the Consumer Price Index. Inflation swaps can be designated as zero coupon, where both sides of the swap compound interest over the life of the swap and then the accrued interest is paid out only at the swap’s maturity.

Parametric ETMFs

67

SAI dated ______, 2014

Total Return Swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis.  If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Interest Rate Swaps, Caps and Floors. Interest rate swaps are OTC contracts in which each party agrees to make a periodic interest payment based on an index or the value of an asset in return for a periodic payment from the other party based on a different index or asset. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.  The Fund usually will enter into interest rate swap transactions on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis.  Certain federal income tax requirements may limit the Fund’s ability to engage in certain interest rate transactions.

Swaptions

See also “Derivative Instruments and Related Risks” herein.  A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Tax-Managed Investing

Taxes are a major influence on the net returns that investors receive on their taxable investments. There are four components of the returns of a mutual fund that invests in equities that are treated differently for federal income tax purposes: price appreciation, distributions of qualified dividend income, distributions of other investment income, and distributions of realized short-term and long-term capital gains. Distributions of income other than qualified dividend income and distributions of net realized short-term gains (on stocks held for one year or less) are taxed as ordinary income.  Distributions of qualified dividend income and net realized long-term gains (on stocks held for more than one year) are currently taxed at rates up to 20%. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. Returns derived from price appreciation are untaxed until the shareholder disposes of his or her shares. Upon disposition, a capital gain (short-term, if the shareholder has held his or her shares for one year or less, otherwise long-term) equal to the difference between the net proceeds of the disposition and the shareholder’s adjusted tax basis is realized.

Parametric ETMFs

68

SAI dated ______, 2014

Trust Certificates

Trust certificates are investments in a limited purpose trust or other vehicle formed under state law. Trust certificates in turn invest in instruments, such as credit default swaps, interest rate swaps, preferred securities and other securities, in order to customize the risk/return profile of a particular security. Like an investment in a bond, investments in trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. Investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the trusts that issue credit-linked trust certificates will constitute “private” investment companies, exempt from registration under the 1940 Act. Although the trusts are typically private investment companies, they are generally not actively managed. It is also expected that the certificates will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

U.S. Government Securities

U.S. Government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one year to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities, which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury; (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality; or (d) the credit of the agency or instrumentality. U.S. Government securities also include any other security or agreement collateralized or otherwise secured by U.S. Government securities.  Agencies and instrumentalities of the U.S. Government include but are not limited to: Farmers Home Administration, Export-Import Bank of the United States, Federal Housing Administration, Federal Land Banks, Federal Financing Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Bank System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, General Services Administration, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Maritime Administration, Small Business Administration, Tennessee Valley Authority, Washington D.C. Armory Board and any other enterprise established or sponsored by the U.S. Government. The U.S. Government generally is not obligated to provide support to its instrumentalities.  The principal of and/or interest on certain U.S. Government securities could be: (a) payable in foreign currencies rather than U.S. dollars; or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities denominated in foreign currencies may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.  For additional information about Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, see “Events Regarding FNMA and FHLMC” herein.

Unlisted Securities

Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities will generally be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Utility and Financial Service Companies	To the extent described in the Prospectus, the Fund may concentrate its investments in utility and/or financial services companies.

Parametric ETMFs

69

SAI dated ______, 2014

Variable Rate Obligations

Variable rate instruments provide for adjustments in the interest rate at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.  The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

When-Issued Securities, Delayed Delivery and Forward Commitments

Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction.  When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Zero Coupon Bonds

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of purchase. The effect of owning debt obligations that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the debt obligation. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

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APPENDIX A

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations.  The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments.  A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities.  While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”).  For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds.  The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy.  In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund.  The Boards recognize that the Advisers may from time to time amend their policies and procedures.  The Advisers will report material changes to the Boards in the manner set forth in Section V below.  In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies.  The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities.  The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004.  Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages.  The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser.  In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or any committee, sub-committee or group of Independent Trustees identified by such Board (as long as such committee, sub-committee or group contains at least two or more Independent Trustees), concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee, sub-committee or group of Independent Trustees of the Board, of the material conflict, the Board(s), committee, sub-committee or group of Independent Trustees, shall convene a meeting to review and consider all relevant materials related to the proxies involved.  In considering such proxies, the Adviser shall make available all materials requested by the Board, committee, sub-committee or group of Independent Trustees and make reasonably available appropriate personnel to discuss the matter upon request.  The Board, committee, sub-committee or group of Independent Trustees will instruct the Adviser on the appropriate course of action.  If the Board, committee, sub-committee or group of Independent Trustees is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material

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conflict to the Board, committee,  sub-committee or group of Independent Trustees at its next meeting.  Any determination regarding the voting of proxies of each Fund that is made by the committee, sub-committee or group of Independent Trustees shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request.  The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures.  Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

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APPENDIX B

PARAMETRIC PORTFOLIO ASSOCIATES

PROXY VOTING POLICY AND PROCEDURES

Introduction

Proxy voting policies and procedures are required by Rule 206(4)-6 of the Investment Advisers Act of 1940. Parametric Portfolio Associates’ Proxy Voting Policy and Procedures are effective immediately.

POLICY:

We recognize our responsibility to exercise voting authority over shares we hold as a fiduciary. Proxies increasingly contain controversial issues involving shareholder rights, corporate governance and social concerns, among others, which deserve careful review and consideration. Exercising the proxy vote has economic value for our clients, and therefore, we consider it to be our fiduciary duty to preserve and protect the assets of our clients including proxy votes for their exclusive benefit.

It is our policy to vote proxies in a prudent and diligent manner after careful review of each company's proxy statement. We vote on an individual basis and base our voting decision exclusively on our reasonable judgment of what will serve the best financial interests of our clients, the beneficial owners of the security. Where economic impact is judged to be immaterial, we typically will vote in accordance with management’s recommendations. In determining our vote, we will not and do not subordinate the economic interests of our clients to any other entity or interested party.

Our responsibility for proxy voting for the shareholders of a particular client account will be determined by the investment management agreement or other documentation. Upon establishing that we have such authority, we will instruct custodians to forward all proxy materials to us.

For those clients for whom we have undertaken to vote proxies, we will retain final authority and responsibility for such voting.  In addition to voting proxies, we will:

•

Provide clients with this proxy voting policy, which may be updated and supplemented from time to time;

•

Apply the policy consistently and keep records of votes for each client in order to verify the consistency of such voting;

•

Keep records of such proxy voting available for inspection by the client or governmental agencies – to determine whether such votes were consistent with policy and demonstrate that all proxies were voted; and

•

Monitor such voting for any potential conflicts of interest and maintain systems to deal with these issues appropriately.

Voting Policy

Unless specifically directed in writing by the client, Parametric follows the general guidelines below with regards to voting management initiatives and shareholder initiatives.

We generally vote with management in the following cases:

•

“Normal” elections of directors

•

Approval of auditors/CPA

•

Directors’ liability and indemnification

•

General updating/corrective amendments to charter

•

Elimination of cumulative voting

•

Elimination of preemptive rights

•

Capitalization changes which eliminate other classes of stock and voting rights

•

Changes in capitalization authorization for stock splits, stock dividends, and other specified needs

•

Stock purchase plans with an exercise price of not less than 85% fair market value

•

Stock option plans that are incentive-based and are not excessive

•

Reductions in supermajority vote requirements

•

Adoption of anti-greenmail provisions

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We generally will not support management in the following initiatives:

•

Capitalization changes that add classes of stock which are blank check in nature or that dilute the voting interest of existing shareholders

•

Changes in capitalization authorization where management does not offer an appropriate rationale, or that are contrary to the best interest of existing shareholders

•

Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

•

Amendments to by-laws which would require super-majority shareholder votes to pass or repeal certain provisions

•

Classified boards of directors

•

Re-incorporation into a state which has more stringent anti-takeover and related provisions

•

Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding

•

Excessive compensation or non-salary compensation related proposals

•

Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

Traditionally, shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders. Under our fiduciary obligations, it is typically inappropriate to use client assets to carry out such social agendas or purposes. Therefore, shareholder proposals are examined closely for their effect on the best interest of shareholders (economic impact) and the interests of our clients, the beneficial owners of the securities. In certain cases, an alternate course of action may be chosen for a particular account if socially responsible proxy voting or shareholder activism is a component of the client’s investment mandate.

When voting shareholder proposals, initiatives related to the following items are generally supported:

•

Auditors attendance at the annual meeting of shareholders

•

Election of the board on an annual basis

•

Equal access to proxy process

•

Submit shareholder rights plan poison pill to vote or redeem

•

Revise various anti-takeover related provisions

•

Reduction or elimination of super-majority vote requirements

•

Anti-greenmail provisions

We generally will not support shareholders in the following initiatives:

•

Requiring directors to own large amounts of stock before being eligible to be elected

•

Restoring cumulative voting in the election of directors

•

Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of shareholders

•

Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts of restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principals.

On occasion, we will elect to “take no action” when it is determined that voting the proxy will result in share blocking, which prevents us from trading that specific security for an uncertain period of time prior to the next annual meeting. Additionally, we may “take no action” if the economic effect on shareholders’ interests or the value of the portfolio holdings is indeterminable or insignificant.

Proxy Committee

The Proxy Committee is responsible for voting proxies in accordance with Parametric Portfolio Associates’ Proxy Voting Policy. The committee maintains all necessary corporate meetings, executes voting authority for those meetings, and maintains records of all voting decisions.

The Proxy Committee consists of the following staff:

•

Proxy Administrator

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•

Proxy Administrator Supervisor

•

Portfolio Management Representative

•

Chief Investment Officer

In the case of a conflict of interest between Parametric Portfolio Associates and its clients, the Proxy Committee will meet to discuss the appropriate action with regards to the existing voting policy or outsource the voting authority to an independent third party.

Recordkeeping

Proxy Voting records are maintained for 5 years. Records can be retrieved and accessed via our third-party vendor.

In addition to maintaining voting records, Parametric Portfolio Associates maintains the following:

•

Current voting policy and procedures;

•

All written client requests as they relate to proxy voting; and,

•

Any material research documentation related to proxy voting.

To Obtain Proxy Voting Information

Clients have the right to access any voting actions that were taken on their behalf. Upon request, this information will be provided free of charge.

Toll-free phone number: 1-800-211-6707

E-mail address:  proxyinfo@paraport.com

Due to confidentiality, voting records will not be provided to any third party unless authorized by the client.

PROCEDURES:

These procedures should be read in connection with the Proxy Voting Policy.

•

All proxies must be voted when such voting authority has been authorized.

•

Non-routine proxies must be forwarded to the appropriate analyst/portfolio manager for review.

•

Analysts/portfolio managers must complete, sign and return the proxy forms.

•

Routine proposals will be voted in a manner consistent with the firm’s standard proxy voting policy and will be voted accordingly, unless notified otherwise by the analyst/portfolio manager.

•

Non-routine proposals (i.e., those outside the scope of the firm’s standard proxy voting policy) will be voted in accordance with analyst/portfolio manager guidance, and such rational will be documented via the Non-routine Proxy Voting Form (below).

•

Periodically, Parametric Compliance will distribute a list of potentially Conflicted Companies to the Proxy Administrator. This list consists of corporate affiliates and significant business partners and is prepared by the Parametric’s parent company Eaton Vance. When presented with proxies of Conflicted Companies, the Proxy Administrator shall:

•

If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the “Policies”), she will (i) inform the CCO and Chief Investment Officer (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.

•

If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein, or if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Proxy Administrator will seek instruction on how the proxy should be voted from members of the Proxy Committee.

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•

If deemed necessary the Proxy Committee may seek instructions from:

•

The client, in the case of an individual or corporate client;

•

The Board of Directors, in the case of a Fund, or any committee identified by the board; or

•

The adviser, in situations where the adviser acts as a sub-adviser or overlay manager to such adviser.

•

If the client, Fund Board of Directors or adviser, as the case may be, does not instruct the adviser on how to vote the proxy, the adviser will generally vote according to the guidelines, in order to avoid the appearance of impropriety.  In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

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PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)

Amended and Restated Declaration of Trust of Eaton Vance ETMF Trust (the “Registrant”) dated July 29, 2014 filed as Exhibit (a) to the Registrant Statement filed on July 30, 2014 (Accession No. 0000940394-14-001157) and incorporated herein by reference.

(b)		By-Laws of the Registrant adopted March 27, 2013 filed as Exhibit (b) to the Registrant Statement filed on July 30, 2014 (Accession No. 0000940394-14-001157) and incorporated herein by reference.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Balanced ETMF to be filed by Amendment.
	(2)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Global Dividend Income ETMF to be filed by Amendment.
	(3)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Growth ETMF to be filed by Amendment.
	(4)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Large-Cap Value ETMF to be filed by Amendment.
	(5)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Richard Bernstein All Asset Strategy ETMF to be filed by Amendment.
	(6)	Investment Sub-Advisory Agreement with Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein All Asset Strategy ETMF to be filed by Amendment.
	(7)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Richard Bernstein Equity Strategy ETMF to be filed by Amendment.
	(8)	Investment Sub-Advisory Agreement with Eaton Vance Management and Richard Bernstein Advisors LLC for Eaton Vance Richard Bernstein Equity Strategy ETMF to be filed by Amendment.
	(9)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Small-Cap ETMF to be filed by Amendment.
	(10)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Eaton Vance Stock ETMF to be filed by Amendment.
	(11)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Parametric Emerging Markets ETMF to be filed by Amendment.
	(12)	Investment Sub-Advisory Agreement with Eaton Vance Management and Parametric Portfolio Associates, LLC for Parametric Emerging Markets ETMF to be filed by Amendment.
	(13)	Investment Advisory and Administrative Agreement with Eaton Vance Management for Parametric International Equity ETMF to be filed by Amendment.
	(14)	Investment Sub-Advisory Agreement with Eaton Vance Management and Parametric Portfolio Associates, LLC for Parametric International Equity ETMF to be filed by Amendment.

(e)		Form of Distribution Agreement to be filed by Amendment.
(f)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)		Form of Custodian Agreement to be filed by Amendment.
(h)	(1)	Form of Transfer Agency and Shareholder Services Agreement to be filed by Amendment.
	(2)	Form of Sub-Transfer Agency Support Services Agreement to be filed by Amendment.
	(3)	Form of Authorized Participant Agreement to be filed by Amendment.
(i)		Opinion of Internal Counsel to be filed by Amendment.
(j)		Consent of Independent Registered Public Accounting Firm to be filed by Amendment.
(m)		Not applicable
(p)	(1)	Code of Ethics adopted by the Eaton Vance Entities and the Eaton Vance Funds to be filed by Amendment.
	(2)	Code of Ethics adopted by Parametric Portfolio Associates, LLC to be filed by Amendment.
	(3)	Code of Ethics adopted by Richard Bernstein Advisors LLC to be filed by Amendment.
(q)		Power of Attorney for the Registrant to be filed by Amendment.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.  Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

Item 31.    Business and other Connections of Investment Adviser

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Parametric Portfolio Associates, LLC (801-60485) and Richard Bernstein Advisors LLC (File No. 801-71501) filed with the Commission, all of which are incorporated herein by reference.

Item 32.    Principal Underwriters

(a)	To be filed by Amendment.

(b)	To be filed by Amendment.

Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the administrator and investment adviser or sub-adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Parametric Portfolio Associates, LLC located at 1918 Eighth Avenue, Suite 3100, Seattle, WA 98101 and Richard Bernstein Advisors LLC located at Tower 45, 120 West 45th Street, 19th Floor, New York, NY 10036.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on October 21, 2014.

EATON VANCE ETMF TRUST
By:	/s/ Edward J. Perkin
Edward J. Perkin, President

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 21, 2014.

Signature	Title

/s/ Edward J. Perkin	President (Chief Executive Officer)
Edward J. Perkin

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title

/s/ Frederick S. Marius	Trustee
Frederick S. Marius

/s/ Jane A. Rudnick	Trustee
Jane A. Rudnick

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